As filed with the Securities and Exchange Commission on August 26, 2022
File Nos. 333-199089/ 811-23002

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 23
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 26
☒

LATTICE STRATEGIES TRUST
(Exact Name of Registrant as Specified in Charter)

690 Lee Road
Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-4068

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):
  ☐ immediately upon filing pursuant to paragraph (b) of Rule 485
  ☐ on (Date) pursuant to paragraph (b) of Rule 485
  ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ☐ on (Date) pursuant to paragraph (a)(1) of Rule 485
  ☒ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
  ☐ on (Date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
  ☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Preliminary Prospectus dated August 26, 2022
Subject to Completion
The information in this prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Hartford Multifactor ETFs
Prospectus
November [ ], 2022

	Ticker	Exchange
Hartford Disciplined US Equity ETF	HDUS	[NYSE Arca]
Neither the U.S. Securities and Exchange Commission nor the U.S. Commodity Futures Trading Commission has approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

Hartford Disciplined US Equity ETF Summary Section
INVESTMENT OBJECTIVE. The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. large cap equity securities.
YOUR EXPENSES. The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	x.xx%
Distribution and service (12b-1) fees	None
Other expenses	x.xx%
Total annual fund operating expenses	x.xx%
Example. The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The example assumes that:
•
Your investment has a 5% return each year
•
The Fund’s operating expenses remain the same
Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Year 1	Year 3
$xx	$xxx
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year is not available.
PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Hartford Disciplined US Equity Index (LHDUSX) (the “Index”), which seeks to enhance the return potential available from investments in U.S. large cap equities. The Index methodology seeks to enhance return potential through multifactor stock selection while applying a comprehensive risk framework to overall Index construction. The rules-based, proprietary methodology utilizes an optimization process to target balanced exposures across value, momentum, and quality factors while seeking to enhance dividend yield, control for total active risk and reduce the volatility level relative to the capitalization-weighted universe. The Index’s components are adjusted twice annually, with a reconstitution and rebalance occurring in March and September. The Index is comprised of large capitalization securities, which are defined as securities included among the 1,000 largest U.S. companies by estimated free-float market capitalization. The capitalization range of the Index was $[xx] billion to $[xx] trillion as of September 30, 2022. The components of the Index, and the degree to which these components represent certain industries, may change over time. The Index, developed by Lattice Strategies LLC (“Lattice” or the “Adviser”), seeks to address identified risks within its asset class. For example, country, company, and currency concentrations, valuation insensitivity, and other unmanaged risk factors may be addressed through the index management process.
The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as over concentration. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
The Fund generally invests at least 80% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The Fund may invest the remainder of its assets in certain instruments that are not included in the Index, cash and cash equivalents, including money market funds, as well as in securities that are not included in the
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Index, but that the sub-adviser believes will help the Fund track the Index. To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will do so in approximately the same amount as the Index. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received) in accordance with the Fund’s securities lending program and guidelines.
The Index is sponsored by Lattice. Lattice determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is calculated and distributed by Solactive AG. Additional information on the Index can be found at hartfordfunds.com.
PRINCIPAL RISKS. The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters please see “Additional Information Regarding Investment Strategies and Risks” in the Fund’s statutory prospectus.
Index Tracking Risk –  While the Fund seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.
Market Risk –  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, or as a result of other events such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments.
Equity Risk –  The risk that the price of equity or equity related securities may decline due to changes in a company’s financial condition and overall market and economic conditions.
Large Cap Securities Risk –  Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.
Market Price Risk –  The net asset value (“NAV”) of the Fund’s shares and the value of your investment may fluctuate. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV and changes in the intraday value of the Fund’s holdings, as well as the relative supply of and demand for the shares on the Fund’s listing exchange. Although it is expected that the Fund’s shares will remain listed on the exchange, disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV or the intraday value of the Fund’s holdings. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. Neither the investment adviser nor the Fund’s sub-adviser can predict whether the Fund’s shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.There can be no assurance as to whether and/or to what extent the Fund’s shares will trade at premiums or discounts to NAV or to the intraday value of the Fund’s holdings.
Passive Strategy/Index Risk –  The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.
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Index Related Risk –  The Fund seeks to achieve a return that corresponds generally to the total return performance, before fees and expenses, of the Index as published by Lattice. There is no assurance that Lattice will compile the Index accurately, or that the Index will be determined, composed or calculated accurately. While Lattice does provide descriptions of what the Index is designed to achieve, Lattice does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in respect of the Index it publishes, and does not guarantee that the Index will be in line with Lattice’s described index methodology. The mandate of the Adviser and sub-adviser, as described in this prospectus, is to manage the Fund consistently with its Index. Errors in respect of the quality, accuracy and completeness of the data may occur from time to time and may not be identified and corrected for a period of time or at all, particularly where an index is less commonly used. Therefore, gains, losses or costs associated with the Index’s errors will generally be borne by the Fund and its shareholders. For example, during a period where the Fund’s Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that any gains from Index errors will be kept by the Fund and its shareholders and any losses will be borne by the Fund and its shareholders.
Apart from scheduled rebalances, Lattice may also carry out additional ad hoc rebalances to the Index in order, for example, to correct an error in the selection of index constituents. Where the Fund’s Index is rebalanced and the Fund in turn rebalances its portfolio to bring it in line with its Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Errors and unscheduled rebalances to the Index may also expose the Fund to tracking error risk, which is the risk that its returns may not track exactly those of the Fund’s Index. Therefore, errors and additional ad hoc rebalances carried out by Lattice with respect to the Index may increase the costs and market exposure risk of the Fund. Unusual market conditions may cause Lattice to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.
Industry Concentration Risk –  Although the Fund generally will not invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, to the extent that the Index is concentrated in a particular industry, the Fund will concentrate its investments to approximately the same degree as its Index. If the Fund focuses its investments in a specific industry or group of industries, the Fund is subject to the risk that (1) its performance will be closely tied to the performance of those particular industries; (2) its performance will be adversely impacted when such industries experience a downturn; and (3) it will perform poorly during a slump in demand for securities of companies in such industries. As a result, the Fund may be subject to increased price volatility and may be more susceptible to adverse developments in an industry than a fund that does not focus its investments in any industry.
Authorized Participant Concentration Risk –  Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Valuation Risk –  The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
New Fund Risk –  The Fund is a new fund which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.
The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and ”More Information about Risks“ in the Fund’s statutory prospectus.
PAST PERFORMANCE. Because the Fund has not yet commenced operations, no performance history has been provided. Performance information will be available at hartfordfunds.com. Keep in mind that past performance does not indicate future results.
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MANAGEMENT. The Fund’s investment adviser is Lattice Strategies LLC. The Fund’s sub-adviser is Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”).
Portfolio Manager	Title	Involved with Fund Since
Marlene Walker Smith	Director, Head of Equity Index Portfolio Management of Mellon	[2022]
Todd Frysinger, CFA	Vice President, Senior Portfolio Manager of Mellon	[2022]
David France, CFA	Vice President, Senior Portfolio Manager of Mellon	[2022]
Michael Stoll	Vice President, Senior Portfolio Manager of Mellon	[2022]
Vlasta Sheremeta, CFA	Vice President, Senior Portfolio Manager of Mellon	[2022]
PURCHASE AND SALE OF FUND SHARES. The Fund is an exchange-traded fund (“ETF”). Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and may not be purchased or redeemed directly with the Fund. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). When buying and selling Fund shares on an exchange, therefore, investors may incur costs related to the difference between the highest price a buyer is willing to pay to purchase Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) (the “bid-ask spread”). The Fund will only issue or redeem shares at NAV that have been aggregated into blocks of shares (“Creation Units”) to authorized participants (“Authorized Participants”) who have entered into participation agreements with the Fund‘s distributor, ALPS Distributors, Inc. (the “Distributor”). The Fund will issue or redeem Creation Units in return for a basket of securities and/or cash that the Fund specifies each business day. Additional information about the Fund, including the Fund’s net asset value, market price, premiums and discounts and bid-ask spreads can be found at hartfordfunds.com.
TAX INFORMATION. The Fund’s distributions are generally taxable, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund’s related companies may pay the intermediary for services and/or data related to the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Summary Information About the Exchange-Traded Fund
This prospectus describes an ETF: Hartford Disciplined US Equity ETF (the “Fund” or the “Disciplined US Equity ETF”) offered by Lattice Strategies Trust (the “Trust”). Lattice Strategies LLC (“Lattice”) is the investment adviser to the Fund and Mellon Investments Corporation (“Mellon”) is the Fund’s sub-adviser. The Fund provides access to the professional investment advisory services offered by Lattice and Mellon. ETFs are funds that trade on an exchange like other publicly-traded securities and may be designed to track an index or to be actively managed. Unlike shares of a mutual fund, which all shareholders can buy or redeem directly from the issuing fund at a price based on net asset value (“NAV”), only Authorized Participants may buy and redeem shares of the Fund directly from the Fund at NAV. Also, unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund will be listed for trading on NYSE Arca, Inc. (“NYSE Arca”). Shares of the Fund may be listed and trade on other secondary markets. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in Creation Units, which only Authorized Participants may purchase or redeem directly with the Fund at NAV. These transactions are in exchange for securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not purchase or redeem shares directly from the Fund.
The Fund is designed to track an index. Each share of the Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund should not by itself constitute an entire investment program. This prospectus explains what you should know about the Fund before you invest. Please read it carefully. Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other funds for which Lattice or its affiliates act as investment adviser, or for which Mellon acts as sub-adviser, including funds with names, investment objectives and policies similar to the Fund. Certain affiliates of the Fund and Lattice may purchase and resell Fund shares pursuant to this prospectus.
Under continuous listing standards adopted by the Fund’s listing exchange, the Fund is required to confirm on an ongoing basis that the components of the Fund’s proprietary custom benchmark index satisfy the applicable listing requirements. In the event that the Fund’s proprietary custom benchmark index does not comply with the applicable listing requirements, the Fund is required to rectify such non-compliance by requesting that the Index Provider modify the index, adopting a new proprietary custom benchmark index, or obtaining relief from the U.S. Securities and Exchange Commission (“SEC”). Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange.
Additional information about the Fund, including Fund fact sheets, and information regarding the Fund’s net asset value, market price, bid-ask spreads and the number of days that the Fund’s shares traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the prior calendar year and subsequent quarters, when available, can be found at hartfordfunds.com.
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Additional Information Regarding Investment Strategies and Risks
Information about the Fund’s investment objective and principal strategy is provided in the summary section of this prospectus. Additional information regarding the investment strategy and other investment policies for the Fund is provided below.
MORE INFORMATION ABOUT INVESTMENT STRATEGIES
In addition to the principal strategies set forth in the summary section of this prospectus, the Fund may use derivative investments, primarily futures and swap transactions, to manage portfolio risks and to maintain efficient portfolio management.
The Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its index (the “Index”) may vary due to transaction costs, non-U.S. currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index or to the use of representative sampling. “Tracking error” is the divergence of the performance (return) of the Fund’s portfolio from that of the Index. The Fund intends to invest in its Index through “Replication,” which is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index. Lattice uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
As Fund cash flows permit, the Adviser may use cash flows to adjust the weights of the Fund’s underlying investments in an effort to minimize any differences in weights between the Fund and its underlying Index. The Fund may lend securities in accordance with the Fund’s securities lending program and guidelines.
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More Information About Risks
The principal and certain additional risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. Many factors affect the Fund’s performance. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that the Fund will achieve its investment objective, and you should not consider any one fund alone to be a complete investment program. The different types of securities, investments, and investment techniques used by the Fund have varying degrees of risk. The Fund’s statement of additional information (“SAI”) contains more detailed information about the Fund’s investment policies and risks.
√ Principal Risk X Additional Risk	Hartford Disciplined US Equity ETF
Authorized Participant Concentration Risk	√
Cash Transactions Risk	X
Counterparty Risk	X
Depositary Receipts Risk	X
Derivatives Risk	X
Futures and Options Risk	X
Swaps Risk	X
Hedging Risk	X
Equity Risk	√
Exchange Traded Funds Risk	X
Exchange Traded Notes Risk	X
Illiquid Investments Risk	X
Index Tracking Risk	√
Index Related Risk	√
Industry Concentration Risk	√
Large Cap Securities Risk	√
Large Shareholder Transaction Risk	X
Liquidity Risk	X
Market Price Risk	√
Market Risk	√
New Fund Risk	√
No Guarantee of Active Trading Market Risk	X
Other Investment Companies Risk	X
Passive Strategy/Index Risk	√
Restricted Securities Risk	X
Rule 144A Securities and Regulation S Securities Risk	X
Secondary Trading Market Issues	X
Securities Lending Risk	X
Small Cap Securities Risk	X
Use as an Underlying Fund Risk	X
Valuation Risk	√
Volatility Risk	X
AUTHORIZED PARTICIPANT CONCENTRATION RISK –  Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
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CASH TRANSACTIONS RISK –  The Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects creations and redemptions primarily or wholly in-kind. ETFs generally are able to make in-kind redemptions and thereby avoid being taxed on gains on the distributed portfolio securities at the Fund level. When the Fund effects redemptions partly or wholly for cash, rather than in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which involves transaction costs. If the Fund realizes a gain on these sales, the Fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally distributes these gains to shareholders to avoid capital gains taxes at the Fund level and the need to otherwise comply with the special tax rules that apply to such gains. This strategy may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.
COUNTERPARTY RISK –  With respect to certain transactions, such as over-the-counter derivatives contracts or repurchase agreements, the Fund will be exposed to the risk that the counterparty to the transaction may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating its positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, the inability to realize any gains on its investment during such period and any fees and expenses incurred in enforcing its rights. The Fund also bears the risk of loss of the amount expected to be received under a derivative transaction in the event of the default or bankruptcy of a counterparty. Over-the-counter derivatives may not offer the Fund the same level of protection as exchange traded derivatives.
DEPOSITARY RECEIPTS RISK –  The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. The Fund may invest in Depositary Receipts that are not sponsored by a financial institution (“Unsponsored Depositary Receipts”). Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding their issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The Fund may also invest in Global Depositary Notes (“GDNs”), a form of depositary receipt. GDNs emulate the terms (interest rate, maturity date, credit quality, etc.) of particular local bonds; however, they trade, settle, and pay interest and principal in U.S. Dollars. Any distributions paid to the holders of GDNs are usually subject to a fee charged by the depositary and holders of GDNs may have limited rights. Certain investment restrictions in certain countries may adversely impact the value of GDNs because such restrictions may limit the ability to convert bonds into GDNs and vice versa.
DERIVATIVES RISK –  The Fund may use derivatives for investment purposes and/or for hedging purposes, including anticipatory hedges. Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Successful use of derivative instruments by the Fund depends on the sub-adviser’s judgment with respect to a number of factors and the Fund’s performance may be worse and/or more volatile than if it had not used these instruments. Derivatives may involve significant risks, including:
Counterparty/Credit Risk - the risk that the party on the other side of the transaction will be unable to honor its financial obligation to the Fund.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
Leverage Risk - the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
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Liquidity Risk - the risk that certain investments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth, which could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately, and the risk that the Fund may not be able to meet margin and payment requirements and maintain a derivatives position.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index. For this reason, the Fund’s investment in these instruments may decline significantly in value if index levels move in a way that is not anticipated.
Operational and Legal Risk - the risk that certain investments may involve risk of operational issues such as documentation issues, settlement issues, system failures, inadequate controls and human error, and the risk of insufficient capacity or authority of a derivatives counterparty and risk related to the legality or enforceability of a derivatives trading contract.
Regulatory Risk - Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.
Short Position Risk - The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.
Tax Risk - The tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the sub-adviser to use derivatives when it wishes to do so.
If the Fund’s derivative investments represent a significant portion of its portfolio, the Fund’s exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.
FUTURES AND OPTIONS RISK –  An option is an agreement that, for a premium payment or fee, gives the purchaser the right but not the obligation to buy or sell the underlying asset at a specified price during a period of time or on a specified date, or receive a cash settlement payment. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures and options are subject to the risk that the sub-adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities. Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures and options may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options transactions may be effected on securities exchanges or, in the case of certain options, in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the contract. Futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
SWAPS RISK - Swap agreements are contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference asset (such as interest rates). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the reference assets.
Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset since, in addition to general market risks, swaps may be leveraged and are also subject to illiquidity risk, counterparty risk, credit risk, operational and legal risk and valuation risk. Because certain swaps are two-party contracts and because they may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund
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bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the sub-adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.
Certain swaps are centrally-cleared and are exchange-traded. Central clearing tends to decrease credit risk, and exchange trading is expected to improve liquidity. However, central clearing does not make the contracts risk-free and there is no guarantee that the Fund would consider all exchange-traded swaps to be liquid.
HEDGING RISK –  Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.
EQUITY RISK –  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.
EXCHANGE-TRADED FUNDS RISK –  An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; the risk that, to the extent the ETF does not fully replicate the underlying index, the ETF’s investment strategy may not produce the intended results; the risk of more frequent price fluctuations due to secondary market trading, which may result in a loss to the Fund; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained. ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging markets risk, as well as risks associated with fixed income securities, real estate investments and commodities. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.
EXCHANGE-TRADED NOTES RISK –  Exchange-traded notes (“ETNs”) are a type of unsecured, unsubordinated debt security that have characteristics and risks, including credit risk, similar to those of fixed-income securities, and trade on a major exchange similar to shares of exchange-traded funds (“ETFs”). Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists. The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.
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ILLIQUID INVESTMENTS RISK –  An illiquid investment means an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days without the sale or disposition significantly changing the market value of the investment, as determined under the Fund’s liquidity risk management program. In addition, securities and other investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. If the Fund holds illiquid investments, it may be unable to quickly sell them or may be able to sell them only at a price below current value. If one or more of the Fund’s investments becomes illiquid, the Fund may exceed its limit on such investments. In this case, the Fund will consider appropriate steps to bring the Fund’s holdings back under the limit.
INDEX TRACKING RISK –  There is a risk that the performance of the Fund may diverge from performance of its Index as a result of tracking error. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the Index. Tracking error may also occur because of pricing differences, transaction costs, the Fund holding uninvested cash, differences in the timing of the accrual of dividends, changes to the Index or the costs of complying with various new or existing regulatory requirements. Additionally, tracking error may result because the Fund incurs fees and expenses, while the Index does not.
INDEX RELATED RISK –  The Fund seeks to achieve a return that corresponds generally to the total return performance, before fees and expenses, of its Index as published by Lattice. There is no assurance that Lattice will compile the Index accurately, or that the Index will be determined, composed or calculated accurately. While Lattice does provide descriptions of what each Index is designed to achieve, Lattice does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in respect of the indices it publishes, and does not guarantee that any such index will be in line with Lattice’s described index methodology. Lattice’s mandate, as described in this prospectus, is to manage the Fund consistently with its Index.
Errors in respect of the quality, accuracy and completeness of the data may occur from time to time and may not be identified and corrected for a period of time or at all, particularly where an index is less commonly used. Therefore, gains, losses or costs associated with an index’s errors will generally be borne by the Fund and its shareholders. For example, during a period where the Fund’s Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that any gains from index errors will be kept by the Fund and its shareholders and any losses will be borne by the Fund and its shareholders.
Apart from scheduled rebalances, Lattice may carry out additional ad hoc rebalances to each of its indices in order, for example, to correct an error in the selection of index constituents. Where the Fund’s Index is rebalanced and the Fund in turn rebalances its portfolio to bring it in line with its Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Errors and unscheduled rebalances to an Index may also expose the Fund to tracking error risk, which is the risk that its returns may not track exactly those of the Fund’s index. Therefore, errors and additional ad hoc rebalances carried out by Lattice with respect to an Index may increase the costs and market exposure risk of the Fund. Unusual market conditions may cause Lattice to postpone scheduled rebalance, which could cause the Index to vary from its normal or expected composition. The modification, postponement, or cancellation of a scheduled rebalance could mean that Index constituents that would otherwise be removed at a rebalance due to changes in market capitalizations, issuer credit ratings, or other reasons in accordance with the Index’s methodology may remain in the Fund’s Index and the Fund, causing the performance and constituents of the Index and the Fund to vary from those expected under normal conditions.
INDUSTRY CONCENTRATION RISK –  Although the Fund generally will not invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, to the extent that the Fund’s Index is concentrated in a particular industry, the Fund will concentrate its investments to approximately the same degree as its Index. If the Fund focuses its investments in a specific industry or group of industries, the Fund is subject to the risk that (1) its performance will be closely tied to the performance of those particular industries; (2) its performance will be adversely impacted when such industries experience a downturn; and (3) it will perform poorly during a slump in demand for securities of companies in such industries. As a result, the Fund may be subject to increased price volatility and may be more susceptible to adverse developments in an industry than a fund that does not focus its investments in any industry.
LARGE CAP SECURITIES RISK –  The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.
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LARGE SHAREHOLDER TRANSACTION RISK –  Certain shareholders, including funds advised by Lattice or an affiliate, may from time to time own a substantial amount of the Fund’s shares. A third-party investor, Lattice or an affiliate of Lattice, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares.
LIQUIDITY RISK –  Liquidity risk exists when the markets for particular investments or types of investments are or become relatively illiquid so that it is difficult or impossible for the Fund to sell the investment at the price at which the Fund has valued it. Illiquidity may result from political, economic or issuer specific events; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions. Securities with reduced liquidity or that become illiquid involve greater risk than securities with more liquid markets. If the Fund and its affiliates hold a significant portion of a single issuer’s outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer’s securities were more widely held.
Market quotations for illiquid or less liquid securities may be volatile and/or subject to large spreads between bid and ask prices. Reduced liquidity may have a negative impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund’s portfolio, it may be difficult for the Fund to value these investments and it may be necessary to fair value the investments. There can be no assurance that a security’s fair value accurately reflects the price at which the Fund could sell that security at that time, which could affect the proceeds of any sale or the number of Fund shares you receive upon purchase.
Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds are at or near historic lows in relation to market size. The significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be worse during periods of economic uncertainty.
MARKET PRICE RISK –  The NAV of the Fund’s shares and the value of your investment may fluctuate. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV, and changes in the intraday value of the Fund’s holdings, as well as the relative supply of and demand for the shares on the Fund’s listing exchange. Although it is expected that the Fund’s shares will remain listed on an exchange, disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV or the intraday value of the Fund’s holdings. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. Neither the Adviser nor the Fund’s sub-adviser can predict whether the Fund’s shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s portfolio holdings trading individually or in the aggregate at any point in time. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or the Fund’s underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV. There can be no assurance as to whether and/or to what extent the Fund’s shares will trade at premiums or discounts to NAV or to the intraday value of the Fund’s holdings.
MARKET RISK –  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities or other investments may decline in value due to factors affecting securities markets generally or individual issuers. The value of a security or other investment may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest, or currency rates or adverse investor sentiment generally as well as global trade policies and political unrest or uncertainties. The value of a security or other investment may also change in value due to factors that affect an individual issuer, including data breaches and cybersecurity attacks, or a particular sector or industry. During a general downturn in the securities or other markets, multiple asset classes may decline in value
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simultaneously. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events (including pandemics and epidemics) or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. A recent outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
NEW FUND RISK –  The Fund is a new fund which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.
NO GUARANTEE OF ACTIVE TRADING MARKET RISK –  While Fund shares are listed on an exchange, there can be no assurance that active trading markets for shares will be maintained by market makers or authorized participants. Decisions by market makers or authorized participants to reduce their role or “step away” from these activities in times of market stress may inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s holdings and the Fund’s NAV. Such reduced effectiveness could result in the Fund’s shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s shares.
OTHER INVESTMENT COMPANIES RISK –  Investments in securities of other investment companies, including ETFs, are generally subject to limitations prescribed by the 1940 Act and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies, including ETFs, to meet their investment objective.
A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.
PASSIVE STRATEGY/INDEX RISK –  The Fund is not actively managed and may be affected by a general decline in market segments related to its Index. The Fund invests in securities included, in, or representative of, the Index, regardless of their investment merits. Additionally, the Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. Passive strategy/index risks may be greater for Funds tracking Indexes that include securities of emerging market issuers.
RESTRICTED SECURITIES RISK –  Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Restricted securities include private placement securities that have not been registered under the applicable securities laws, such as Rule 144A securities, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material non-public information about the issuer, the Fund may as a result be unable to sell the securities. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses. Please see “Rule 144A Securities and Regulation S Securities Risk” below.
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Rule 144A Securities and Regulation S Securities Risk - “Rule 144A” securities are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers. Rule 144A investments are subject to certain additional risks compared to publicly traded securities. If there are not enough qualified buyers interested in purchasing Rule 144A securities when the Fund wishes to sell such securities, the Fund may be unable to dispose of such securities promptly or at reasonable prices. For this reason, although Rule 144A securities are generally considered to be liquid, the Fund’s holdings in Rule 144A securities may adversely affect the Fund’s overall liquidity if qualified buyers become uninterested in buying them at a particular time. Issuers of Rule 144A securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available. Further, issuers of Rule 144A securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of a security. Offerings of Regulation S securities may be conducted outside of the United States. Regulation S securities are generally less liquid than registered securities, as a result, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
SECONDARY TRADING MARKET ISSUES –  Trading in shares on a listing exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to the risk of trading halts caused by extraordinary market volatility pursuant to the specific exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the listing exchange occurs, a shareholder may be unable to purchase or sell shares of the Fund. There also can be no assurance that the requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
While the creation/redemption feature is designed to make it likely that shares normally will trade close to the Fund’s NAV, market prices are not expected to correlate exactly to the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, adverse developments impacting market makers, authorized participants or other market participants, high market volatility or lack of an active trading market for the shares (including through a trading halt) may result in market prices for shares of the Fund that differ significantly from its NAV or to the intra-day value of the Fund’s holdings. If an investor purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.
Given the nature of the relevant markets for certain of the securities held by the Fund, shares may trade at a larger premium or discount to NAV than shares of other kinds of ETFs. In addition, the securities held by the Fund may be traded in markets that close at a different time from the Fund’s listing exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the listing exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the shares’ NAV may widen.
When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by that broker. In addition, the market price of Fund shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In times of severe market disruption, including when trading of the Fund’s holdings may be halted, the bid-ask spread on the Fund’s shares may increase significantly. This means that Fund shares may trade at a discount to the Fund’s NAV, and the discount is likely to be greatest during periods of significant market volatility.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are, therefore, subject to the risk of increased volatility and price decreases associated with being sold short.
SECURITIES LENDING RISK –  Securities lending involves the risk that the Fund may lose money because the borrower of the securities the Fund has loaned out fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. Securities lending also involves exposure to certain additional risks, including operational risk (i.e., the risk of losses
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resulting from problems in the settlement and accounting process –  especially so in certain international markets), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although the Fund’s securities lending agent has agreed to provide the Fund with indemnification in the event of a borrower default, the Fund is still exposed to the risk of losses in the event a borrower does not return the Fund’s securities as agreed and the agent fails to indemnify the Fund.
SMALL CAP SECURITIES RISK –  Small capitalization stocks may be more risky than stocks of larger capitalization companies. Historically, small capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to: less certain growth prospects; lower degree of liquidity in the markets for such stocks; thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time; limited product lines, markets or financial resources; dependence on a few key management personnel; increased sensitivity to changes in interest rates, borrowing costs and earnings; difficulty in obtaining information on smaller capitalization companies as compared with larger capitalization companies; greater sensitivity to changing economic conditions and increased risk of bankruptcy due to adverse developments or management changes affecting the company; and greater difficulty borrowing money to continue or expand operations.
When the Fund invests in smaller company stocks that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of Fund shares held by other shareholders.
USE AS AN UNDERLYING FUND RISK –  The Fund may be an investment (an “Underlying Fund”) of one or more fund of funds. The term “fund of funds” refers to a fund that pursues its investment objective by investing primarily in other funds. As a result, the Fund may be subject to the following risks:
•
The Fund, as an Underlying Fund, may experience relatively large redemptions or investments as a fund of funds periodically reallocates or rebalances its assets. These transactions, to the extent they are effected on a cash basis, may cause the Fund to sell securities to meet such redemptions, or to invest in cash, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect Fund performance.
•
Such transactions could increase or decrease the frequency of capital gain recognition by the Fund and could affect the timing, amount and character of distributions you receive from the Fund.
VALUATION RISK –  The risk that the sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. In addition, the Fund may rely on various third-party sources to calculate its net asset value. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or system failures and other technological issues may adversely impact the Fund’s calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation, and/or the inability to calculate net asset value over extended periods. The Fund may be unable to recover any losses associated with such failures.
VOLATILITY RISK –  The value of the Fund’s investments may fluctuate over a relatively short period of time. These fluctuations may cause the Fund’s net asset value per share to experience significant changes over similarly short periods of time.
TRANSACTIONS IN FUND SHARES BY THE ADVISER AND ITS AFFILIATES
Lattice and its affiliates may purchase and sell Fund shares in secondary market transactions on behalf of their own accounts or the accounts of their advisory clients. Such investments and transactions in Fund shares may be substantial in comparison to the investments and transactions in Fund shares by non-affiliated investors. In particular, Hartford Funds Management Company, LLC (“HFMC”), an affiliate of Lattice, is the investment manager to a group of asset allocation funds (each an “Asset Allocation Fund” and, collectively, the “Asset Allocation Funds”), each of which operates as a fund-of-funds and invests substantially all of its assets in underlying funds for which HFMC or Lattice serves as the investment manager, including the Fund. The Asset Allocation Funds may currently and from time to time hold (or beneficially own) a substantial percentage of the Fund’s outstanding shares. To the extent that an Asset Allocation Fund owns more than 25% of the Fund’s shares, the Asset Allocation Fund will be deemed to hold a
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controlling interest in the Fund. Such controlling interest may create a conflict of interest for Lattice and HFMC in managing the Fund and the Asset Allocation Funds, respectively. To address the potential conflicts of interest that may arise from managing the Fund and other accounts, including the Asset Allocation Funds, Lattice and HFMC have adopted policies and procedures that are designed to identify and mitigate the risks associated with these potential conflicts of interests. For example, HFMC or an Asset Allocation Fund generally will vote Fund shares that it beneficially owns in the same proportion as the votes of other non-affiliated beneficial owners of the same Fund. In addition, HFMC and its affiliates, including the Asset Allocation Funds, may from time to time be substantially, if not entirely, responsible for the trading activity in the Fund’s shares, which may be comprised of purchase or sale transactions initiated by HFMC and its affiliates. Such trading activity by the Fund’s affiliates may impact other investors seeking to purchase or sell Fund shares at the same time, which may diminish over time to the extent that the Fund increases in size and becomes more broadly owned.
USE OF CASH OR MONEY MARKET INVESTMENTS
The Fund may participate in a cash sweep program whereby the Fund’s uninvested cash balance is used to purchase shares of affiliated or unaffiliated money market funds or cash management pooled investment vehicles at the end of each day. To the extent the Fund invests its uninvested cash through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.
The Fund may invest some of its assets in cash, high quality money market instruments (including, but not limited to U.S. government securities, bank obligations, commercial paper and repurchase agreements involving the foregoing securities) and shares of money market funds.
Participation In Securities Lending Activities
The Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets.
Operational Risks Associated With Cybersecurity
The Fund and its service providers use internet, technology and information systems, which may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or Fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.
About The Fund’s Investment Objective
The Fund’s investment objective may be changed by the Fund’s Board without approval of the shareholders of the Fund. The Fund’s prospectus will be updated prior to any change in the Fund’s investment objective. In addition, the Trust may determine to cease operating the Fund as an “exchange-traded” fund and cause the Fund’s shares to stop trading on a securities exchange.
Consequences of Portfolio Trading Practices
The Fund may have a relatively high portfolio turnover and may, at times, engage in short-term trading. To the extent that Creation Unit purchases from and redemptions by the Fund are effected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. Such activity could produce higher brokerage expenses for the Fund and higher taxable distributions to the Fund’s shareholders and therefore could adversely affect the Fund’s performance. In addition, large movements of cash into or out of the Fund may negatively impact the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. The Fund is not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax advisor for individual tax advice.
INVESTMENT POLICIES
The Fund has a name that suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section (“80% Policy”). This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In
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addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments of the types suggested by the Fund’s name. The Fund’s 80% Policy is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% Policy covered by Rule 35d-1.
Additional Investment Strategies and Risks
The Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the Fund’s SAI, which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).
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Disclosure of Portfolio Holdings
On each business day, before commencement of trading on NYSE Arca, the Fund will disclose on hartfordfunds.com the identities and quantities of the Fund’s portfolio holdings that will form the basis for the Fund’s calculation of NAV at the end of the business day.
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.
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The Investment Adviser and Sub-Adviser
THE INVESTMENT ADVISER
Lattice Strategies LLC (“Lattice” or the “Adviser”), a wholly owned subsidiary of Hartford Funds Management Company, LLC (“HFMC”), serves as the investment adviser to the Fund and, subject to the supervision of the Board, is responsible for the investment management of the Fund. Lattice has been a registered investment adviser since 2004. The Adviser is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut-based financial services company. As of September 30, 2022, the Adviser and HFMC had approximately $[xxx.x] billion in discretionary assets under management. The Adviser is responsible for the management of the Fund and supervises the activities of the investment sub-adviser described below. The Adviser’s principal business address is 690 Lee Road, Wayne, Pennsylvania 19087.
“manager of managers” structure
The Adviser relies on an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) for the Fund under which it uses a “Manager of Managers” structure (the “Order”). The Adviser has responsibility, subject to oversight by the Board of Trustees, to oversee the sub-adviser and recommend its hiring, termination and replacement. The Order permits the Adviser, on behalf of the Fund and subject to the approval of the Board of Trustees, to hire and to materially amend any existing or future sub-advisory agreement with sub-advisers that are not affiliated with the Adviser as well as sub-advisers that are indirect or direct, wholly owned subsidiaries of the Adviser or of another company that, indirectly or directly wholly owns the Adviser, in each case without obtaining approval from the Fund’s shareholders. Within 90 days after hiring any new sub-adviser, the Fund’s shareholders will receive information about any new sub-advisory relationship.
The Fund’s sole initial shareholder [approved] the operation of the Fund under any “Manager of Managers” structure, including under (i) the Order, and/or (ii) any future law, regulation, guidance or exemptive relief provided by the SEC.
THE INVESTMENT SUB-ADVISER
Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) serves as the Fund’s sub-adviser and performs the daily investment of the assets for the Fund. The Sub-Adviser has been registered as an investment adviser since 1983 and is owned by BNY Mellon. As of September 30, 2022, the Sub-Adviser managed approximately $[xx] billion in assets. The Sub-Adviser’s principal business address is BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108-4408.
PORTFOLIO MANAGERS
The Fund is managed by the portfolio managers listed below. The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.
Portfolio Manager	Positions Over the Past Five Years
Marlene Walker Smith
Director, Head of Equity Index Portfolio Management of Mellon. Ms.
Walker Smith received an MBA in finance from the University of
Pittsburgh and a BA in history and Russian from Washington & Jefferson
College and has 30 years of investment experience.

Todd Frysinger, CFA
Vice President, Senior Portfolio Manager of Mellon. Mr. Frysinger
received an MS in finance from Boston College and a BS in finance and management from Elizabethtown College and has 20 years of
investment experience.

David France, CFA
Vice President, Senior Portfolio Manager of Mellon. Mr. France received an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University and has 27 years of investment experience.

Michael Stoll
Vice President, Senior Portfolio Manager of Mellon. Mr. Stoll received a
BS in civil engineering from the University of California at Irvine, and an
MBA and an MS in engineering from the University of California at
Berkeley and has 16 years of investment experience.

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Portfolio Manager	Positions Over the Past Five Years
Vlasta Sheremeta, CFA
Vice President, Senior Portfolio Manager of Mellon. Ms. Sheremeta
received an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh and has 10 years of investment experience.

ADVISORY FEE. The Fund pays a monthly advisory fee to the Adviser as set forth in the Investment Advisory Agreement in return for providing investment advisory and administrative services under a unitary fee structure. The Adviser, not the Fund, pays a sub-advisory fee to Mellon out of its advisory fee.
The Fund pays the fee as set forth in the Investment Advisory Agreement at the annual rate, based on the Fund’s average daily net asset value, of [x.xx]%.
Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except for (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) any distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the advisory fee payable to the Adviser thereunder. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.
A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement for the Fund with the Adviser, as well as the Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser, will be available in the Fund’s semi-annual report to shareholders for the fiscal period ending March 31, 2023.
ACQUIRED FUND FEES AND EXPENSES. The Fund will indirectly bear a pro rata share of fees and expenses charged by any investment companies, including business development companies, in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.
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How To Buy And Sell Shares
BUYING AND SELLING SHARES
Shares of the Fund may be acquired or redeemed directly with the Fund only in Creation Units or multiples thereof, as discussed in the “Creation and Redemption of Shares” section of the Statement of Additional Information. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Fund are listed for trading on a national securities exchange and can be bought and sold in the secondary market through a broker-dealer at market price throughout the trading day like shares of other publicly traded companies. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged. The Trust does not impose any minimum investment amount for shares of the Fund purchased on an exchange. Buying or selling the Fund’s shares involves certain costs that apply to all securities transactions. When buying or selling shares of the Fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread - the difference between the bid price (the highest price at which buyers are willing to buy shares) and the ask price (the lowest price at which sellers are willing to sell shares) (the “bid-ask spread”). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of the Fund based on its trading volume and market liquidity, and is generally less if the Fund has more trading volume and market liquidity and more if the Fund has less trading volume and market liquidity.
The Trust’s Board of Trustees has not adopted a policy of monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”). The Trust believes such a policy is not necessary or appropriate because ETFs, such as the Fund, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of Fund shares remains at or close to NAV. Since the Fund issues and redeems Creation Units at NAV plus applicable transaction fees, and the Fund’s shares may be purchased and sold on NYSE Arca at prevailing market prices, the risks of frequent trading are limited.
NYSE Arca is the primary listing exchange for Hartford Disciplined US Equity ETF. The exchange is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
A “Business Day” with respect to the Fund is each day the New York Stock Exchange (the “Exchange”) is open. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day. On days when the Exchange closes earlier than normal, the Fund may require orders to create or redeem Creation Units to be placed earlier in the day. See the Statement of Additional Information for more information.
Section 12(d)(1) of the 1940 Act limits investments by registered investment companies and companies relying on Sections 3(c)(1) or 3(c)(7) of the 1940 Act in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), currently subject to certain terms and conditions set forth in an SEC exemptive order issued to HFMC and the Trust, including that such investment companies enter into an agreement with the Trust. Rule 12d1-4 under the 1940 Act rather than the exemptive order will govern investments in the Fund by other registered investment companies as of January 19, 2022.
Additional information about the Fund, including the Fund’s net asset value, market price, premiums and discounts and median bid-ask spreads, can be found at hartfordfunds.com.
BOOK ENTRY
Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes. Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a
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registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other exchange-traded securities that you hold in book-entry or “street name” form.
Share Prices
The trading price of the Fund’s shares in the secondary market will generally differ from the Fund’s daily NAV per share and is affected by market forces such as supply and demand, economic conditions and other factors. The quotations and/or valuations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States.
PREMIUMS AND DISCOUNTS
The daily market prices on secondary markets for shares of the Fund may differ from the Fund’s NAV. NAV is the price per share at which the Fund issues and redeems shares. See “Valuation of Shares” below. The price used to calculate market returns (“Market Price”) of the Fund generally is determined using the midpoint between the best bid and the best ask on the national securities exchange on which shares of the Fund are primarily listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Premiums or discounts are the differences (expressed as a percentage) between the NAV and the Market Price of the Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. A discount or premium could be significant. Information regarding the frequency of daily premiums or discounts, generally at the time the NAV is calculated, during the Fund’s most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) can be found at hartfordfunds.com.
VALUATION OF SHARES
The Fund’s NAV per share is determined as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders from Authorized Participants and calculate the Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
For purposes of calculating the NAV, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade prices. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to the Fund’s investments that do not have readily available market quotations, the Trust’s Board of Trustees has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Securities or other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that
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would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
The value of the foreign securities or other instruments in which the Fund invests may change on days when a shareholder will not be able to purchase or sell shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by the Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short term investments maturing in 60 days or less are generally valued at amortized cost.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase or sell shares of the Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in investment companies that are not listed or traded on an exchange (“Non-Traded Funds”), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
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Distribution Arrangements
ALPS Distributors, Inc., a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”), serves as the principal underwriter and distributor for the Fund pursuant to a Distribution Agreement approved by the Board of Trustees of the Trust. The Distributor will not distribute shares in an amount that is less than a Creation Unit, and it does not maintain a secondary market in the shares. The Distributor may enter into participant agreements with other qualified financial institutions (i.e., Authorized Participants) with respect to creations and redemptions of Creation Units.
DISTRIBUTION PLAN
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). The 12b-1 Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The 12b-1 Plan permits the Fund to pay compensation at an annual rate of up to 0.25% of the Fund’s average daily net assets. However, the Board of Trustees has determined not to authorize payment of a 12b-1 Plan fee with respect to the Fund at this time.
The 12b-1 Plan fee may only be imposed or increased when the Board of Trustees determines that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time it will increase the cost of an investment in the Fund. The 12b-1 Plan fee may cost an investor more than other types of sales charges.
PAYMENTS TO FINANCIAL INTERMEDIARIES AND OTHER ENTITIES
The Adviser and/or its affiliates may make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) for access to brokerage platforms or distribution channels and/or support and/or services related to activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about the Fund or for other activities, such as participation in marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems, all of which are intended to encourage the sale of Fund shares. The Adviser and/or its affiliates may also make payments to Financial Intermediaries for the provision of analytical or other data to the Adviser or its affiliates relating to sales of Fund shares. For these reasons, (1) if your Financial Intermediary receives greater payments with respect to the Fund than it receives with respect to other products, it may be more inclined to sell you shares of the Fund rather than another product and/or (2) if your Financial Intermediary receives greater payments with respect to the Fund, such payments may create an incentive for the Financial Intermediary to favor the Fund rather than other fund companies or investment products for which it may receive a lower payment. You may contact your Financial Intermediary if you want additional information regarding any additional payments it receives.
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Fund Distributions and Tax Matters
DIVIDENDS AND DISTRIBUTIONS
The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Capital gains of the Fund are normally declared and paid annually. Dividends from net investment income of the Fund are normally declared and paid quarterly.
Notwithstanding the foregoing, the Trust’s Board of Trustees has delegated authority to the Fund’s Treasurer to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties. Further, the Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.
Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when the Fund has realized but not yet distributed taxable income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax advisor.
No dividend reinvestment service is provided by the Trust. Financial intermediaries may make the DTC book-entry Dividend Reinvestment Service available for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net capital gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
TAXABILITY OF DIVIDENDS
Unless your shares are held in a tax-advantaged account, dividends and distributions you receive from the Fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the Fund’s long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met.
An additional 3.8% Medicare tax is imposed on certain net investment income (including taxable distributions received from the Fund and net gains from redemptions of Fund shares) of individuals, estates and trusts to the extent that such person’s gross income, with certain adjustments, exceeds certain threshold amounts.
Some dividends paid in January may be taxable as if they had been paid the previous December.
Unless your shares are held in a tax-advantaged account, dividends and distributions you receive from the Fund that are not considered exempt-interest dividends, whether reinvested or taken as cash, are generally considered taxable.
Dividends and capital gains distributed by the Fund to tax-deferred retirement plan accounts are not taxable currently.
TAXES ON EXCHANGE-LISTED SHARES SALES
Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses may be limited. Any loss realized upon the sale or exchange of Fund shares that you held for less than six months may be disallowed to the extent of any distributions treated as exempt-interest dividends with respect to such shares. Consult your tax advisor if you sell shares held for less than six months at a loss after receiving a long-term capital gain distribution from the Fund.
TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS
An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and the cash component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the
27

cash redemption amount. The Internal Revenue Service (the “IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.
If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold shares.
ADDITIONAL INFORMATION
Shareholders may be subject to U.S. federal income tax withholding (currently, at the rate of 24%) of all taxable distributions if they fail to provide their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.
IRS Regulations require reporting to the IRS and furnishing to shareholders the cost basis information and holding period for Fund shares purchased on or after January 1, 2012, and sold on or after that date. Shareholders may elect from among several cost basis methods accepted by the IRS, including average cost. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation and to obtain more information about how the cost basis reporting rules apply to them. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.
Shareholders that are non-resident aliens or foreign entities will generally be subject to withholding of U.S. federal income tax at the rate of 30% of all ordinary dividends if there is no applicable tax treaty or if they are claiming reduced withholding under a tax treaty and have not properly completed and signed the appropriate IRS Form W-8. Provided that the appropriate IRS Form W-8 is properly completed and provided to the applicable withholding agent, long-term capital gains distributions and proceeds of sales are not subject to withholding for foreign shareholders.
Withholding of U.S. tax (at a 30% rate) is required on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable the applicable withholding agent to determine whether withholding is required.
Distributions from the Fund may also be subject to state, local and foreign taxes. You should consult your own tax advisor regarding the particular tax consequences of an investment in the Fund.
This section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.
28

Notes
The Fund is not sponsored, endorsed, sold or promoted by the NYSE Arca, Inc. The NYSE Arca makes no representation or warranty, express or implied, to the owners of shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objectives. The NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Fund.
INDEX/TRADEMARK LICENSES
Lattice, the Index Provider, is licensing rights to the Index and to certain trademarks to the Fund at no charge pursuant to an Index License Agreement and the Investment Advisory Agreement, respectively. The Index is calculated and distributed by Solactive AG.
Performance Notes
The following notes provide additional information for understanding how the Fund measures its performance. The Fund measures its performance against its proprietary custom benchmark. In addition, the Fund will measure its performance and that of its proprietary custom benchmark against a broad-based measure of market performance as set forth below.
Hartford Disciplined US Equity ETF may measure its performance against the Russell 1000 Index (Gross). The Russell 1000 Index (Gross) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalizations. The Russell 1000 Index (Gross) is the underlying reference index for the Fund’s proprietary custom benchmark. Hartford Disciplined US Equity ETF may also from time to time compare its performance to that of the Russell 1000 Value Index, which is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.
29

Financial Highlights
Because the Fund has not commenced operations as of its fiscal year end, no financial highlight information is available for the Fund.
30

For More Information
Two documents are or will be available that offer further information on the Fund:
Annual/Semi-Annual Report to Shareholders
Additional information about the Fund’s investments will be included in the Fund’s annual and semi-annual reports, when available. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year (or the period as the case may be).
Statement of Additional Information (SAI)
The SAI contains more detailed information on the Fund. A current SAI has been filed with the SEC and the SAI is incorporated by reference into (which means it is legally a part of) this prospectus.
The Fund makes available this prospectus, the SAI and annual/semi-annual reports free of charge, on the Fund’s website at hartfordfunds.com.
To request a free copy of the current annual/semi-annual report for the Fund, when available, and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:
By Mail:
Hartford Funds	(For overnight mail)
690 Lee Road	Hartford Funds
Wayne, PA 19087	690 Lee Road
Wayne, PA 19087
By Phone:
1-800-456-7526
On the Internet:
hartfordfunds.com
Or you may view or obtain these documents from the SEC on the Internet or by E-Mail:
Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov
E-Mail: publicinfo@sec.gov
Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.
Net Asset Value. The Fund’s net asset value is available on a daily basis on the Fund’s website at hartfordfunds.com.
SEC File Number
Lattice Strategies Trust 811-23002
MULTIETFPRO-[ ]
[]

Preliminary Statement of Additional Information dated August 26, 2022
Subject to Completion
The information in this statement of additional information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD MULTIFACTOR ETFs
This Statement of Additional Information (“SAI”) is not a prospectus. This SAI should be read in conjunction with the prospectus of Hartford Disciplined US Equity ETF (the "Fund"), a series of Lattice Strategies Trust (the “Trust”), as described below and as may be amended, restated or supplemented from time to time. The Trust is an open-end management investment company currently consisting of [seven] series. This SAI relates only to the series of the Trust listed below.
LATTICE STRATEGIES TRUST
Fund	Ticker	Exchange
Hartford Disciplined US Equity ETF	HDUS	[NYSE Arca]
The Fund operates as an exchange-traded fund (“ETF”). As identified and described in more detail within the prospectus and this SAI, the Fund is a passively managed ETF that seeks to replicate the performance of a specified index.
Because the Fund has not commenced operations as of the date of this SAI, the Fund’s audited financial statements are not yet available. The Fund's prospectus is incorporated by reference into this SAI, and this SAI has been incorporated by reference into the Fund's prospectus. A free copy of the Fund's Annual/Semi-Annual Report, when available, and the Fund's prospectus are available on the Fund's website at hartfordfunds.com, and upon request by writing to: Hartford Funds, 690 Lee Road, Wayne, Pennsylvania 19087; or by calling 1-800-456-7526.
Date of Prospectus: November [ ], 2022, as may be amended, restated or supplemented from time to time
Date of Statement of Additional Information: November [ ], 2022

General Information
This SAI relates to the Fund listed on the front cover page.
The Trust is a Delaware statutory trust established under a Certificate of Trust dated April 14, 2014. The Trust operates pursuant to a Declaration of Trust, dated as of September 30, 2014, as amended on July 29, 2016. The Fund operates as an exchange traded fund and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act” or the “Securities Act”).
The Fund offers and issues shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (“Creation Units”), generally in exchange for a basket of securities (the “Deposit Securities”) together with a deposit of a specified cash payment (the “Cash Component”). Alternatively, the Fund may issue and redeem Creation Units in exchange for a specified all-cash payment. Shares are redeemable by the Fund only in Creation Units, and, generally, in exchange for securities and/or cash. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Creation Units typically are comprised of a specified number of shares.
The Fund may charge creation/redemption transaction fees for each creation and redemption. In all cases, redemption transaction fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities (currently, no more than 2% of the value of the shares redeemed). See the “Creation and Redemption of Shares” section below. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to three times the fixed creation or redemption transaction fee and/or an additional variable charge may apply.
The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return of a specified proprietary custom market index (an “Index”). The Fund is a diversified fund.
Lattice Strategies LLC (“Lattice” or the “Adviser”) serves as the investment adviser for the Fund. Lattice is a wholly owned subsidiary of Hartford Funds Management Company, LLC (“HFMC”), an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut-based financial services company. The Hartford may be deemed to control both Lattice and HFMC through the indirect ownership of such entities. Mellon Investments Corporation (“Mellon”, or the “Sub-Adviser”) serves as the investment sub-adviser for the Fund and performs the daily investment of the assets for the Fund. ALPS Distributors, Inc. ("ALPS" or the "Distributor") is the principal underwriter to the Fund.
Investments in the Fund are not:
•
Deposits or obligations of any bank;
•
Guaranteed or endorsed by any bank; or
•
Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.
The prospectus and SAI do not purport to create any contractual obligations between the Trust or the Fund and its shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with the Adviser or other parties who provide services to the Fund.
ADDITIONAL INDEX INFORMATION
Lattice developed, provides and services the rules-based, proprietary methodology for the Index. The Index is calculated and distributed by Solactive AG, an index calculation agent.
Hartford Disciplined US Equity Index
The Hartford Disciplined US Equity Index seeks to enhance the return potential available from investments in US large-cap equities through multifactor security selection while applying a comprehensive risk framework to overall index construction. The index methodology seeks to use an optimization process to target balanced and consistent exposures across value, momentum and quality factors while controlling for total active risk and a reduced volatility level relative to the capitalization-weighted universe.
The rules-based, proprietary methodology employs a multi-layered risk-controlled approach that seeks to serve as a “core” holding within client portfolios, delivering balanced and consistent value, momentum, and quality exposures relative to the initial capitalization-weighted universe while remaining broadly representative of that universe. The Index’s components are adjusted twice annually, with a reconstitution and rebalance occurring in March and September.
Lattice, as the index provider, is responsible for the methodology and selection of the index components. Solactive AG, as index calculation agent, calculates price and total return indices. The Index is published in USD.
Selection of Index Components:

Equity Universe
The universe includes companies that are domiciled in the United States and among the 1,000 largest U.S. companies as ranked by total estimated free float market capitalization.
Establishing the Index Constituents
Upon determination of the stocks to be included in the universe, an optimization process is applied to determine which stocks are held and how they are weighted.
Adjustment of Index Components:
Ordinary adjustment
The composition of the Index is reconstituted and rebalanced on the second Wednesday in March and on the second Wednesday in September (each, a “Selection Day”). The composition of the Index is reviewed on the Selection Day and the necessary adjustments are announced.
The Constitution Date of the Index is December 31, 2021 and latest rebalancing was completed in September 2022.
Extraordinary adjustment
If a company included in the Hartford Disciplined US Equity Index is removed from the Index between two Selection Days due to an extraordinary event, if necessary, the Lattice Index Committee (the “Committee”) shall designate a successor. The Index is adjusted on the same day. This adjustment is announced by Solactive AG after the close of business on the day on which the new composition of the Index was determined by the Committee.
Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the “Summary Information About the Exchange-Traded Fund” and “How To Buy And Sell Shares” sections of the prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the prospectus. Shares of the Fund are listed and trade throughout the day on the NYSE Arca, Inc. ("NYSE Arca"). Shares of the Fund may also trade on other secondary markets. Shares of the Fund may also be listed on certain foreign (non-U.S.) exchanges. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of shares of the Fund will be met on a continuing basis. The listing exchange may, but is not required to, remove the shares of the Fund from listing if: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 beneficial owners of shares of the Fund; (ii) the exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act to the extent the Fund’s listing is conditioned upon reliance on Rule 6c-11; (iii) the Fund no longer complies with the applicable rules for continued listing on the exchange; or (iv) any other event shall occur or condition shall exist that, in the opinion of the applicable exchange, makes further dealings on that exchange inadvisable. The NYSE Arca will delist the shares of the Fund upon termination of the Fund. In the event the Fund ceases to be listed on an exchange, the Fund may cease operating as an “exchange-traded” fund and operate as a mutual fund, provided that shareholders are given advance notice.
As in the case of other publicly-traded securities, when you buy or sell shares through a financial intermediary you will incur a brokerage commission determined by that financial intermediary.
The Trust reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
Investment Objectives and Policies
The investment objectives and principal investment strategies of the Fund are described in the Fund's prospectus. Additional information concerning certain of the Fund’s investments, strategies and risks is set forth below.
A.
FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND
The Fund has adopted the fundamental investment restrictions set forth below. Fundamental investment restrictions may not be changed without the approval of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act. Under the 1940 Act and as used in the prospectus and this SAI, a “majority of the outstanding voting securities” means the lesser of (1) the holders of 67% or more of the outstanding shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund.
Unless otherwise provided below, all references below to the assets of the Fund are in terms of current market value.
The Fund will not:
1. Concentrate its investments in securities of issuers in the same industry, except as may be necessary to approximate the composition of the Fund’s underlying Index (the SEC Staff considers concentration to involve more than 25% of a fund’s assets to be invested in an industry or group of industries);

2. Make loans to another person except as permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund;
3. Issue senior securities or borrow money, except as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund;
4. Invest directly in real estate unless the real estate is acquired as a result of ownership of securities or other instruments. This restriction shall not preclude the Fund from investing in companies that deal in real estate or in instruments that are backed or secured by real estate;
5. Act as an underwriter of another issuer’s securities, except to the extent the Fund may be deemed to be an underwriter within the meaning of the Securities Act in connection with the Fund’s purchase and sale of portfolio securities; or
6. Invest in commodities except as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.
B.
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND
The following restrictions are non-fundamental restrictions and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval.
1. The Fund will not invest in the securities of a company for the purpose of exercising management or control, provided that the Trust may vote the investment securities owned by the Fund in accordance with its views;
2. The Fund may not invest more than 15% of its net assets in illiquid investments, as determined pursuant to Rule 22e-4 under the 1940 Act and the Fund's procedures adopted thereunder; or
3. Under normal circumstances, the Fund will invest at least 80% of its total assets in component securities that comprise its relevant benchmark Index (or ADRs, GDRs, and EDRs based on such component securities).
The information below is not considered to be part of the Fund’s non-fundamental policies and is provided for informational purposes only. Prior to any change in the Fund’s 80% investment policy, such Fund will provide shareholders with 60 days’ written notice. The Fund defines the foregoing terms in accordance with the definition of such terms per the applicable Index. Except for the percentage limitations with respect to borrowing, if a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitation within three days thereafter (not including Sundays and holidays). With respect to the limitation on illiquid investments, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.
The 1940 Act currently permits the Fund to loan up to 33 1/3% of its total assets. With respect to borrowing, the 1940 Act presently allows the Fund to: (1) borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, (2) borrow money for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets at the time of the loan, and (3) enter into reverse repurchase agreements. However, under normal circumstances any borrowings by the Fund will not exceed 10% of the Fund’s total assets. With respect to investments in commodities, the 1940 Act presently permits the Fund to invest in commodities in accordance with investment policies contained in its prospectus and SAI. Any such investment shall also comply with the Commodity Exchange Act (“CEA”) and the rules and regulations thereunder.
C.
NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUND
The Fund must:
1. Maintain its assets so that, at the close of each quarter of its taxable year,
(a) at least 50% of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (including bank loans), limited in respect of any one issuer to no more than 5% of the fair market value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and
(b) no more than 25% of the fair market value of its total assets is invested in the securities (including bank loans) of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses, or of one or more qualified publicly traded partnerships.
These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the Board without shareholder approval to the extent appropriate in light of changes to applicable tax law requirements.
D.
CLASSIFICATION

The Fund has elected to be classified as a diversified series of an open-end management investment company. As a diversified fund, at least 75% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer (i) to an amount not greater in value than 5% of the value of the total assets of the Fund and (ii) to not more than 10% of the outstanding voting securities of such issuer.
The Fund may not change its classification status from diversified to non-diversified without the prior approval of shareholders.
E.
ADDITIONAL INFORMATION REGARDING INVESTMENT RESTRICTIONS
The information below is not considered to be part of the Fund’s fundamental policies and is provided for informational purposes only.
Except with respect to the asset coverage requirements included in the limitation on borrowing set forth in Section A.3 above, if the percentage restrictions on investments described in this SAI and the prospectus are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in the values of securities or loans, a change in the Fund’s net assets or a change in security characteristics is not a violation of any of such restrictions.
With respect to investment restriction A.1, the 1940 Act does not define what constitutes “concentration” in an industry. However, the SEC has taken the position that an investment in excess of 25% of the Fund’s total assets in one or more issuers conducting their principal business activities in the same industry generally constitutes concentration. The Fund does not apply this restriction to municipal securities, repurchase agreements collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or other investment companies. To the extent an underlying investment company has adopted an 80% policy that indicates investment in a particular industry, the Fund will take such policy into consideration for purposes of the Fund’s industry concentration policy.
With respect to investment restriction A.4, the 1940 Act does not directly restrict the Fund’s ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Fund may acquire real estate as a result of ownership of securities or other instruments and the Fund may invest in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. The Fund is limited in the amount of illiquid assets it may purchase, and to the extent that investments in real estate are considered illiquid, Rule 22e-4 generally limits the Fund’s purchases of illiquid investments to 15% of its net assets.
With respect to investment restriction A.6, although the 1940 Act does not directly limit the Fund’s ability to invest in physical commodities or contracts relating to physical commodities, the Fund’s investments in physical commodities or contracts relating to physical commodities may be limited by the Fund’s intention to qualify as a registered investment company, as at least 90% of its gross income must come from certain qualifying sources of income, and income from physical commodities or contracts relating to physical commodities does not constitute qualifying income for this purpose. In addition, to the extent that any physical commodity or contracts relating to a physical commodity is considered to be an illiquid investment, Rule 22e-4 generally limits the Fund’s purchases of illiquid investments to 15% of its net assets. Other restrictions that could also limit the Fund’s investment in physical commodities or contracts relating to physical commodities include where that investment implicates the Fund’s diversification, concentration, or securities-related issuer policies, and where the Fund would need to take certain steps as set forth in its policies to avoid being considered to issue any class of senior securities.
F.
CERTAIN INVESTMENT STRATEGIES, RISKS AND CONSIDERATIONS
The investment objective and principal investment strategies for the Fund are discussed in the Fund's prospectus. Set forth below are further descriptions of certain types of investments and investment strategies used by one or more of the Fund. Please see the Fund's prospectus and the “Investment Objectives and Policies” section of this SAI for further information on the Fund’s investment policies and risks.
Certain descriptions in the Fund's prospectus and this SAI of a particular investment practice or technique in which the Fund may engage or a financial instrument that the Fund may purchase are meant to describe the spectrum of investments that the Fund’s Sub-Adviser, in its discretion, might, but is not required to, use in managing the Fund’s portfolio assets in accordance with the Fund’s investment objective, policies and restrictions. It is possible that certain types of financial instruments or techniques may not be available, permissible or effective for their intended purposes in all markets.
Investments in a new Fund with limited operating history gives rise to additional risks because there can be no assurance that the new Fund will grow to or be able to maintain an economically viable size. To the extent the Fund fails to grow to and maintain an economically viable size, the Board may decide to liquidate the Fund or reorganize the Fund into another Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation or reorganization may not be favorable to certain individual shareholders.

The Fund has currently elected not to register with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool. As a result, the Fund will not purchase commodity futures, commodity options contracts, or swaps if, immediately after and as a result of such purchase, (i) the Fund’s aggregate initial margin and premiums posted for its non-bona fide hedging trading in these instruments exceeds 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and losses and excluding the in the-money amount of an option at the time of purchase) or (ii) the aggregate net notional value of the Fund’s positions in such instruments not used solely for bona fide hedging purposes exceeds 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and losses). The Fund may choose to change its election at any time.
Investment Risks
The table and discussion set forth below provide descriptions of some of the types of investments and investment strategies that one or more of the Fund may use, and the risks and considerations associated with those investments and investment strategies. Please see the Fund's prospectus and the “Investment Objectives and Policies” section of this SAI for further information on the Fund’s investment policies and risks. Information contained in this section about the risks and considerations associated with the Fund’s investments and/or investment strategies applies only to the Fund specifically identified in the table below as making each type of investment or using each investment strategy (each, a “Covered Fund”). Information that does not apply to a Covered Fund does not form a part of that Covered Fund’s SAI and should not be relied on by investors in that Covered Fund. Only information that is clearly identified as applicable to a Covered Fund is considered to form a part of the Covered Fund’s SAI.
The Fund may engage in any of the investment strategies or purchase any of the investments described below directly, through its investment in one or more other investment companies, or through hybrid instruments, structured investments, or other derivatives.
Hartford Disciplined US Equity ETF
Asset Coverage Risk	X
Authorized Participant Concentration Risk	X
Borrowing Risk	X
Cash Transactions Risk	X
Commodities Regulatory Risk	X
Convertible Securities Risk	X
Contingent Convertibles Risk	X
Synthetic Convertibles Risk	X
Counterparty Risk	X
Currency Risk	X
Cybersecurity Risk	X
Depositary Receipts Risk	X
Derivative Instruments Risk	X
Hedging Risk	X
Options Contracts	X
Futures Contracts and Options on Futures Contracts	X
Swap Agreements and Swaptions	X
Inflation-Linked Instruments	X
Hybrid Instruments	X
Credit-Linked Securities	X
Indexed Securities and Structured Notes	X
Event-Linked Bonds	X
Foreign Currency Transactions	X
Risk Factors in Derivative Instruments	X
Dividend Risk	X
Equity Risk	X
Exchange Traded Funds (ETFs) Risk	X
Exchange Traded Notes (ETNs) Risk	X
Government Intervention in Financial Markets Risk	X
Illiquid Investments Risk	X
Index Related Risk	X
Index Tracking Risk	X
Industry Concentration Risk	X
Inflation Risk	X
Initial Public Offerings (“IPO”) Risk	X
Interfund Lending Program Risk	X
Investment Strategy Risk	X
Investments in Emerging Market Securities Risk	X
Issuer Risk	X
Large Cap Securities Risk	X
Large Shareholder Transaction Risk	X

Hartford Disciplined US Equity ETF
LIBOR Risk	X
Liquidation of Funds Risk	X
Market Price Risk	X
Market Risk	X
Market Trading Risk	X
Master Limited Partnership (“MLP”) Risk	X
Mid Cap Securities Risk	X
Money Market Instruments	X
New Fund Risk	X
No Guarantee of Active Trading Market Risk	X
Operational Risks	X
Other Capital Securities Risk	X
Other Investment Companies Risk	X
Passive Strategy/Index Risk	X
Preferred Stock Risk	X
Real Estate Investment Trusts (“REITs”) Risk	X
Real Estate Related Securities Risks	X
Repurchase and Reverse Repurchase Agreements Risk	X
Restricted Securities Risk	X
Risks of Qualified Financial Contracts	X
Secondary Trading Market Issues	X
Securities Lending Risk	X
Securities Trusts Risk	X
Small Capitalization Securities Risk	X
Structured Securities Risk	X
Use as Underlying Fund Risk	X
Valuation Risk	X
Volatility Risk	X
Warrants and Rights Risk	X
Zero Coupon Securities Risk	X
ASSET COVERAGE RISK. To the extent required by the 1940 Act and current SEC regulations, if the Fund engages in transactions that are borrowings or expose the Fund to certain obligations to another party and the Fund elects to treat those obligations as borrowings, the Fund will maintain assets with a value sufficient at all times to meet the required asset coverage ratio set forth under “Investment Objectives and Policies.” The need to maintain this level of assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The Fund reserves the right to modify its asset coverage policies in the future to comply with any changes in the SEC’s positions regarding asset coverage. See "Derivatives Regulatory Matters" herein.
AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
BORROWING RISK. The Fund may borrow money to the extent set forth under “Investment Objectives and Policies.” The Fund does not intend to borrow for leverage purposes, except as may be set forth under “Investment Objectives and Policies.” Interest paid on borrowings will decrease the net earnings of the Fund and will not be available for investment.
CASH TRANSACTIONS RISK. The Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects creations and redemptions in-kind. ETFs generally are able to make in-kind redemptions and thereby avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund may effect redemptions partly or wholly for cash, rather than in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which involves transaction costs. If the Fund realizes a gain on these sales, the Fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would be required if it were to distribute portfolio securities in-kind. The Fund generally distributes these gains to shareholders to avoid capital gains taxes at the Fund level and the need to otherwise comply with the special tax rules that apply to such gains. This strategy may cause shareholders to be required to pay a tax on gains they would not otherwise have to pay or to pay such tax at an earlier date than would be the case if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of the Fund’s shares may be wider than for shares of ETFs that transact primarily in-kind.
COMMODITIES REGULATORY RISK. Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. In addition, certain derivatives (for example, interest rate swaps) are considered to be commodities for regulatory purposes. The CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. Periodically, the CFTC and exchanges change the position limits to which futures, options on futures and some swaps are subject. To the extent these contracts are traded, the Fund may be constrained by how many contracts it may trade. The CFTC has also modified the bona fide hedging exemption for which certain swap dealers are currently eligible, which, when it becomes effective, could limit the amount of speculative OTC transaction capacity each such swap dealer would have available for an applicable Fund prior to the applicable compliance date. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies, with respect to the derivatives market, could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.
CONVERTIBLE SECURITIES RISK. The market value of a convertible security typically performs like that of a regular debt security; this means that if market interest rates rise, the value of a convertible security usually falls. Convertible securities are also subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk that apply to the underlying common stock. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable).
Contingent Convertibles Risk. Contingent convertible securities (also known as contingent capital securities or CoCos) (“CoCos”) are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to:
Loss absorption risk – CoCos have no stated maturity and have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.
Subordinated instruments – CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos, such as the Fund, against the issuer in respect of or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.
Market value will fluctuate based on unpredictable factors – The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.
Synthetic Convertibles Risk. Synthetic convertible securities involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income-producing component and a right to acquire an equity security). Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. Because the convertible component is typically achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index, synthetic convertible securities are subject to the risks associated with derivatives. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.
COUNTERPARTY RISK. With respect to certain transactions, such as over-the-counter (“OTC”) derivatives contracts or repurchase agreements, the Fund will be exposed to the risk that the counterparty to the transaction may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating its positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, the inability to realize any gains on its investment during such period and any fees and expenses incurred in enforcing its rights. The Fund also bears the risk of loss of the amount expected to be received under a derivative transaction in the event of the default or bankruptcy of a counterparty. OTC derivatives may not offer the Fund the same level of protection as exchange traded derivatives.
CURRENCY RISK. The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. Foreign currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including: interest rates, inflation, changes in balance or payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. Changes in foreign currency exchange rates will affect the U.S. dollar market value of securities denominated in such foreign currencies and any income received or expenses paid by the Fund in that foreign currency. This may affect the Fund’s performance. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries. Some countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. For example, the Chinese government heavily regulates the domestic exchange of foreign currencies and renminbi (“RMB”) exchange rates in China, which may adversely affect the operations and financial results of the Fund’s investments in China. At times, there may be insufficient offshore RMB for the Fund to remain fully invested in Chinese investments. Certain currencies may not be internationally traded, which could cause illiquidity with respect to the Fund’s investments in that currency and any securities denominated in that currency. Some countries may adopt policies that would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. Certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund’s portfolio securities are denominated may have a detrimental impact on the Fund. Where the exchange rate for a currency declines materially after the Fund’s income has been accrued and translated into U.S. dollars, the Fund may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund will have to convert a greater amount of the currency into U.S. dollars in order to pay the expenses. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Fund’s exposure to foreign securities losses.
CYBERSECURITY RISK. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or Fund service provider to suffer data corruption or lose operational functionality. Intentional cybersecurity incidents include: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information.
A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on the Fund. For example, in a denial of service, Fund shareholders could lose access to their electronic accounts indefinitely, and employees of the Adviser, the Sub-Adviser, or the Fund's other service providers may not be able to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting, or fulfillment of Fund share purchases and redemptions. Cybersecurity incidents could cause the Fund, the Adviser, the Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which the Fund invests, thereby causing the Fund’s investments to lose value.

The Adviser, the Sub-Adviser, and their affiliates have established risk management systems that seek to reduce cybersecurity risks, and business continuity plans in the event of a cybersecurity breach. However, there are inherent limitations in such plans, including that certain risks have not been identified, and there is no guarantee that such efforts will succeed, especially since none of the Adviser, the Sub-Adviser, or their affiliates controls the cybersecurity systems of the Fund's third-party service providers (including the Fund's custodian), or those of the issuers of securities in which the Fund invest.
DEPOSITARY RECEIPTS RISK. The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers, including depositary receipts that are not sponsored by a financial institution (“Unsponsored Depositary Receipts”). Examples of depositary receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and Chinese Depositary Receipts (“CDRs”). ADRs are receipts typically issued by a U.S. bank or trust company that evidence underlying securities issued by a foreign corporation. ADRs are traded on U.S. securities exchanges, or in over-the-counter markets, and are denominated in U.S. dollars. EDRs and GDRs are similar instruments that are issued in Europe (EDRs) or globally (GDRs), traded on foreign securities exchanges and denominated in foreign currencies. Generally, CDRs, in registered from, are designed for use in the Chinese securities markets. CDRs may involve certain risks not applicable to investing in U.S. issuers, including changes in currency rates, application of local tax laws, changes in governmental administration or economic or monetary policy or changed circumstances in dealings between nations. The value of a depositary receipt will fluctuate with the value of the underlying security, reflect changes in exchange rates and otherwise involve the same risks associated with the foreign securities that they evidence or into which they may be converted. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of Unsponsored Depositary Receipts are not obligated to disclose information that would be considered material in the United States. Therefore, there may be less information available regarding their issuers and there may not be a correlation between such information and the market value of the depositary receipts.
The Fund may also invest in Global Depositary Notes (“GDN”), a form of depositary receipt. A GDN is a debt instrument created by a bank that evidences ownership of a local currency-denominated debt security. An investment in GDNs involves further risks due to certain features of GDNs. GDNs emulate the terms (interest rate, maturity date, credit quality, etc.) of particular local currency-denominated bonds; however, they trade, settle, and pay interest and principal in U.S. dollars, and are Depository Trust Company/Euroclear/Clearstream eligible. Any distributions paid to the holders of GDNs are usually subject to a fee charged by the depositary. Certain investment restrictions in certain countries may adversely impact the value of GDNs because such restrictions may limit the ability to convert bonds into GDNs and vice versa. Such restrictions may cause bonds of the underlying issuer to trade at a discount or premium to the market price of the GDN. See also “Foreign Investments” below.
DERIVATIVE INSTRUMENTS. The Fund may use instruments called derivatives or derivative instruments. A derivative is a financial instrument the value of which is derived from the value of one or more underlying securities, commodities, currencies, indices, debt instruments, other derivatives or any other agreed upon pricing index or arrangement (e.g., the movement over time of the Consumer Price Index or freight rates) (each an “Underlying Instrument”). Derivatives contracts are either physically settled, which means the parties trade the Underlying Instrument itself, or cash settled, which means the parties simply make cash payments based on the value of the Underlying Instrument (and do not actually deliver or receive the Underlying Instrument). Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.
Many derivative contracts are traded on securities or commodities exchanges, the contract terms are generally standard, and the parties make payments due under the contracts through the exchange. Most exchanges require the parties to post margin against their obligations under the contracts, and the performance of the parties’ obligations under such contracts is usually guaranteed by the exchange or a related clearing corporation. Other derivative contracts are traded over-the-counter (“OTC”) in transactions negotiated directly between the counterparties. OTC derivative contracts do not have standard terms, so they are generally less liquid and more difficult to value than exchange-traded contracts. OTC derivatives also expose the Fund to additional credit risks to the extent a counterparty defaults on a contract. See “Additional Risk Factors and Considerations of OTC Transactions” below.
Depending on how the Fund uses derivatives and the relationships between the market values of the derivative and the Underlying Instrument, derivatives could increase or decrease the Fund’s exposure to the risks of the Underlying Instrument. Derivative contracts may also expose the Fund to additional liquidity and leverage risks. See “Risk Factors in Derivative Instruments” below.
The Fund may use derivatives for various purposes, including for cash flow management or, as part of its overall investment strategy, to seek to replicate the performance of a particular index or to seek to enhance returns. The use of derivatives to seek to enhance returns is considered speculative because the Fund is primarily seeking to achieve gains rather than to offset, or hedge, the risks of other positions. When the Fund invests in a derivative for speculative purposes, the Fund is fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative itself. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Hedging Risk. The Fund may use derivative instruments to offset the risks, or to “hedge” the risks, associated with other Fund holdings. For example, derivatives may be used to hedge against movements in interest rates, currency exchange rates and the equity markets through the use of options, futures transactions and options on futures. Derivatives may also be used to hedge against duration risk in fixed-income investments. Losses on one Fund investment may be substantially reduced by gains on a derivative that reacts to the same market movements in an opposite manner. However, while hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative offsets the advantage of the hedge.
Among other risks, hedging involves correlation risk, which is the risk that changes in the value of the derivative will not match (i.e., will not offset) changes in the value of the holdings being hedged as expected by the Fund. In such a case, any losses on the Fund holdings being hedged may not be reduced or may even be increased as a result of the use of the derivative. The inability to close options and futures positions also could have an adverse impact on the Fund’s ability effectively to hedge its portfolio.
There can be no assurance that the use of hedging transactions will be effective. The Fund is not required to engage in hedging transactions, and the Fund may choose not to do so. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
The Fund might not employ any of the derivatives strategies described below, and there can be no assurance that any strategy used will succeed. The Fund’s success in employing derivatives strategies may depend on the Sub-Adviser’s correctly forecasting interest rates, market values or other economic factors, and there can be no assurance that the Sub-Adviser’s forecasts will be accurate. If the Sub-Adviser’s forecasts are not accurate, the Fund may end up in a worse position than if derivatives strategies had not been employed at all. The Fund’s ability to use certain derivative transactions may be limited by tax considerations and certain other legal considerations. Further, suitable derivative transactions might not be available at all times or in all circumstances. Described below are certain derivative instruments and trading strategies the Fund may use (either separately or in combination) in seeking to achieve their overall investment objectives.
Options Contracts. An options contract, or an “option,” is a type of derivative. An option is an agreement between two parties in which one gives the other the right, but not the obligation, to buy or sell an Underlying Instrument at a set price (the “exercise price” or “strike price”) for a specified period of time, or to receive a cash settlement payment. The buyer of an option pays a premium for the opportunity to decide whether to carry out the transaction (exercise the option) when it is beneficial. The option seller (writer) receives the initial premium and is obligated to carry out the transaction if and when the buyer exercises the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Underlying Instruments. Options that are written on futures contracts, or futures options (discussed below), are subject to margin requirements similar to those applied to futures contracts. The Fund may engage in options transactions on any security or instrument in which it may invest, on any securities index based on securities in which it may invest or on any aggregates of equity and debt securities consisting of securities in which it may invest (aggregates are composites of equity or debt securities that are not tied to a commonly known index). The Fund may also enter into options on foreign currencies. As with futures and swaps (discussed below), the success of any strategy involving options depends on the Sub-Adviser’s analysis of many economic and mathematical factors, and the Fund’s return may be higher if it does not invest in such instruments at all. The sections below describe certain types of options and related techniques that the Fund may use.
Call Options – A call option gives the holder the right to purchase the Underlying Instrument at the exercise price, or to receive a cash settlement payment, for a fixed period of time. The Fund would typically purchase a call option in anticipation of an increase in value of the Underlying Instrument because owning the option allows the Fund to participate in price increases on a more limited risk basis than if the Fund had initially directly purchased the Underlying Instrument. If, during the option period, the market value of the Underlying Instrument exceeds the exercise price, plus the option premium paid by the Fund and any transaction costs the Fund incurs in purchasing the option, the Fund realizes a gain upon exercise of the option. Otherwise, the Fund realizes either no gain or a loss on its purchase of the option.
The Fund is also permitted to write (i.e., sell) “covered” call options, which obligate the Fund, in return for the option premium, to sell the Underlying Instrument to the option holder for the exercise price, or to make a cash settlement payment, if the option is exercised at any time before or on its expiration date. [In order for a call option to be covered, the Fund must have at least one of the following in place with respect to the option and for so long as the option is outstanding: (i) the Fund owns the Underlying Instrument subject to the option (or, in the case of an option on an index, owns securities whose price changes are expected to be similar to those of the underlying index), (ii) the Fund has an absolute and immediate right to acquire the Underlying Instrument without additional cash consideration (or for additional cash consideration so long as the Fund segregates such additional cash amount) upon conversion or exchange of other securities in its portfolio, (iii) the Fund enters into an offsetting forward contract and/or purchases an offsetting option or any other option that, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position, or (iv) the Fund segregates assets with an aggregate value equal to the exercise price of the option.]

The Fund would typically write a call option to generate income from the option premium and/or in anticipation of a decrease, or only a limited increase (i.e., an increase that is less than the option premium received by the Fund in writing the option), in the market value of the Underlying Instrument. In writing a call option, however, the Fund would not profit if the market value of the Underlying Instrument increases to an amount that exceeds the sum of the exercise price plus the premium received by the Fund. [Also, the Fund cannot sell the Underlying Instrument while the option is in effect unless the Fund enters into a closing purchase transaction.] A closing purchase transaction cancels out the Fund’s position as option writer by means of an offsetting purchase of an identical option prior to the expiration or exercise of the option it has written.
Put Options – A put option gives the holder the right to sell the Underlying Instrument at the exercise price, or to receive a cash settlement payment, for a fixed period of time. The Fund would typically purchase a put option in anticipation of a decline in market values of securities. This limits the Fund’s potential for loss in the event that the market value of the Underlying Instrument falls below the exercise price.
[The Fund is also permitted to write covered put options on the securities or instruments in which it may invest. In order for a put option to be covered, the Fund must have at least one of the following in place with respect to the option and for so long as the option is outstanding: (i) the Fund enters into an offsetting forward contract and/or purchases an offsetting option or any other option that, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position or (ii) the Fund segregates assets or cash with an aggregate value equal to the exercise price of the option.]
The Fund would typically write a put option on an Underlying Instrument to generate income from premiums and in anticipation of an increase or only a limited decrease in the value of the Underlying Instrument. However, as writer of the put and in return for the option premium, the Fund takes the risk that it may be required to purchase the Underlying Instrument at a price in excess of its market value at the time of purchase. Because the purchaser may exercise its right under the option contract at any time during the option period, the Fund has no control over when it may be required to purchase the Underlying Instrument unless it enters into a closing purchase transaction.
Collars and Straddles – The Fund may employ collars, which are options strategies in which a call with an exercise price greater than the price of the Underlying Instrument (an “out-of-the-money call”) is sold and an in-the-money put (where the exercise price is again above the price of the Underlying Instrument) is purchased, to preserve a certain return within a predetermined range of values. [The Fund may also write covered straddles consisting of a combination of a call and a put written on the same Underlying Instrument. A straddle is covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is “in the money.”]
Options on Indices – The Fund is permitted to invest in options on any index made up of securities or other instruments in which the Fund itself may invest. Options on indices are similar to options on securities except that index options are always cash settled, which means that upon exercise of the option the holder receives cash equal to the difference between the closing price of the index and the exercise price of the option times a specified multiple that determines the total monetary value for each point of such difference. As with other written options, all index options written by the Fund must be covered.
Risks Associated with Options – There are several risks associated with options transactions. For example, there are significant differences between the options market and the securities markets that could result in imperfect correlation between the two markets. Such imperfect correlation could then cause a given transaction to fail to achieve its objectives. Options are also subject to the risks of an illiquid secondary market, whether those options are traded over-the-counter or on a national securities exchange. There can be no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option at any particular time. [If the Fund is unable to effect a closing purchase transaction with respect to options it has written, the Fund will not be able to sell the Underlying Instruments [or dispose of the segregated assets used to cover the options] until the options expire or are exercised.] Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and would incur transaction costs upon the purchase or sale of the Underlying Instruments. Moreover, the Fund’s ability to engage in options transactions may be limited by tax considerations and other legal considerations.
The presence of a liquid secondary market on an options exchange may dry up for any or all of the following reasons: (i) there may be insufficient trading interest in certain options; (ii) the exchange may impose restrictions on opening or closing transactions or both; (iii) the exchange may halt or suspend trading, or impose other restrictions, on particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal exchange operations; (v) the facilities of the exchange or its related clearing corporation may at times be inadequate to handle trading volume; and/or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or particular classes or series of options), in which event the secondary market on that exchange (or in such classes or series of options) would cease to exist. However, if the secondary market on an exchange ceases to exist, it would be expected (though it cannot be guaranteed) that outstanding options on that exchange, if any, that had been issued as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund’s options transactions will also be subject to limitations, established by exchanges, boards of trade or other trading facilities, governing the maximum number of options in each class that may be written or purchased by any single investor or a group of investors acting in concert. As such, the number of options any single Fund can write or purchase may be affected by options already written or purchased by other Hartford Funds. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits and/or impose sanctions. Also, the hours of trading for options may not conform to the hours during which the Underlying Instruments are traded. To the extent that the options markets close before the markets for the Underlying Instruments, significant price movements can take place in the underlying markets that would not be reflected in the options markets.
OTC options implicate additional liquidity and credit risks. Unlike exchange-listed options, where an intermediary or clearing corporation assures that the options transactions are properly executed, the responsibility for performing OTC options transactions rests solely on the writer and holder of those options. See “Additional Risk Factors and Considerations of OTC Transactions” below.
The writing and purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends on the Sub-Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. See “Risk Factors in Derivative Instruments” below.
Additional Risk Associated with Options on Indices – The writer’s payment obligation under an index option (which is a cash-settled option) usually equals a multiple of the difference between the exercise price, which was set at initiation of the option, and the closing index level on the date the option is exercised. As such, index options implicate a “timing risk” that the value of the underlying index will change between the time the option is exercised by the option holder and the time the obligation thereunder is settled in cash by the option writer.
Futures Contracts and Options on Futures Contracts. A futures contract, which is a type of derivative, is a standardized, exchange-traded contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specified quantity of an Underlying Instrument at a specified price and specified future time, or to make a cash settlement payment. The Fund is generally permitted to invest in futures contracts and options on futures contracts with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities (aggregates are composites of equity or debt securities that are not tied to a commonly known index), interest rates, indices, commodities and other financial instruments.
No price is paid upon entering into a futures contract. Rather, when the Fund purchases or sells a futures contract it is required to post margin (“initial margin”) with the futures commission merchant (“FCM”) executing the transaction. The margin required for a futures contract is usually less than 10% of the contract value, but it is set by the exchange on which the contract is traded and may by modified during the term of the contract. Subsequent payments, known as “variation margin,” to and from the FCM, will then be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates (a process known as “marking to market”). If the Fund has insufficient cash available to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Futures involve substantial leverage risk.
An option on a futures contract (“futures option”) gives the option holder the right (but not the obligation) to buy or sell its position in the underlying futures contract at a specified price on or before a specified expiration date. As with a futures contract itself, the Fund is required to deposit and maintain margin with respect to futures options it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.
The sale of a futures contract limits the Fund’s risk of loss, prior to the futures contract’s expiration date, from a decline in the market value of portfolio holdings correlated with the futures contract. In the event the market values of the portfolio holdings correlated with the futures contract increase rather than decrease, however, the Fund will realize a loss on the futures position and a lower return on the portfolio than would have been realized without the purchase of the futures contract.
Positions taken in the futures markets are usually not held to maturity but instead liquidated through offsetting transactions that may result in a profit or loss. While the Fund’s futures contracts will usually be liquidated in this manner, the Fund may instead make or take delivery of the Underlying Instrument whenever it appears economically advantageous to do so.
The Fund is permitted to enter into a variety of futures contracts, including interest rate futures, index futures, currency futures and commodity futures, and options on such futures contracts. The Fund may also invest in instruments that have characteristics similar to futures contracts, such as debt securities with interest or principal payments determined by reference to the value of a security, an index of securities or a commodity or currency at a future point in time. The risks of such investments reflect the risks of investing in futures and derivatives generally, including volatility and illiquidity.
Risks Associated with Futures and Futures Options – The primary risks associated with the use of futures contracts and options are: (a) imperfect correlation between the change in market value of instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of an active market for a futures contract or option, or the lack of a liquid secondary market for a futures option, and the resulting inability to close the futures contract or option when desired; (c) losses, which are potentially unlimited, caused by unanticipated market movements; (d) the Sub-Adviser’s failure to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. Futures contracts and futures options also involve brokerage costs and require margin deposits. Moreover, futures are inherently volatile, and the Fund’s ability to engage in futures transactions may be limited by tax considerations and other legal considerations.
U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.
Additional Considerations of Commodity Futures Contracts – In addition to the risks described above, there are several additional risks associated with transactions in commodity futures contracts. In particular, the costs to store underlying physical commodities are reflected in the price of a commodity futures contract. To the extent that storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately. Further, the commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, pandemics, embargoes, tariffs and international economic, political and regulatory developments and may be subject to broad price fluctuations.
Other Considerations Related to Options and Futures Options – The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) for maintaining qualification as a regulated investment company for U.S. federal income tax purposes.
Swap Agreements and Swaptions. A swap agreement, or a swap, is a type of derivative instrument. Swap agreements are entered into for periods ranging from a few weeks to more than one year. In a standard swap, two parties exchange the returns (or differentials in rates of return) earned or realized on an Underlying Instrument. The gross returns to be exchanged (or “swapped”) between the parties are calculated with respect to a “notional amount,” which is a predetermined dollar principal that represents the hypothetical underlying quantity upon which the parties’ payment obligations are computed. The notional amount may be, among other things, a specific dollar amount invested, for example, at a particular interest rate, in a particular foreign currency or in a “basket” of securities or commodities that represents a particular index. The notional amount itself normally is not exchanged between the parties, but rather it serves as a reference amount from which to calculate the parties’ obligations under the swap.
The Fund will usually enter into swap agreements on a “net basis,” which means that the two payment streams are netted out with each party receiving or paying, as the case may be, only the net amount of the payments. The Fund’s obligations under a swap agreement are generally accrued daily (offset against any amounts owing to the Fund). The Fund may enter into swaps, caps, collars, floors and related instruments with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the sub-adviser to be creditworthy. If a default occurs by the other party to such transaction, the Fund will have contractual remedies under the transaction documents, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.
The Fund may engage in a wide variety of swap transactions, including, but not limited to, credit- and event-linked swaps, interest rate swaps, swaps on specific securities or indices, swaps on rates (such as mortgage prepayment rates) and other types of swaps, such as caps, collars, and floors. In addition, to the extent the Fund is permitted to invest in foreign currency-denominated securities, it may invest in currency swaps. The Fund may also enter into options on swap agreements (“swaptions”). Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price and yield. The sections below describe certain swap arrangements and related techniques that the Fund may use.
Interest Rate Swaps, Caps, Floors and Collars – Interest rate swaps consist of an agreement between two parties to exchange their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed-rate payments). Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate and total rate of return swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.
Among other techniques, the Fund may use interest rate swaps to hedge interest rate and duration risk, which can be particularly sensitive to interest rate changes. Duration measures the sensitivity in prices of fixed-income securities to changes in interest rates; the duration of a portfolio or basket of bonds is the weighted average of the individual component durations. Longer maturity bonds typically have a longer duration than shorter maturity bonds and, therefore, higher sensitivity to interest rate changes. In an environment where interest rates are expected to rise, the Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points (such as two-, five- and 10- year duration points).
The Fund may also buy or sell interest rate caps, floors and collars. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified interest rate index exceeds a predetermined level, to receive payments of interest on a specified notional amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified interest rate falls below a predetermined level, to receive payments of interest on a specified notional amount from the party selling the interest rate floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Caps, floors and collars may be less liquid than other types of derivatives.
Commodity Swaps – A commodity swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of a commodity-based Underlying Instrument (such as a specific commodity or commodity index) in return for periodic payments based on a fixed or variable interest rate or the total return from another commodity-based Underlying Instrument. In a total return commodity swap, the Fund receives the price appreciation of a commodity index, a portion of a commodity index or a single commodity in exchange for paying an agreed-upon fee. As with other types of swap agreements, if the commodity swap lasts for a finite period of time, the swap may be structured such that the Fund pays a single fixed fee established at the outset of the swap. However, if the term of the commodity swap is ongoing, with interim swap payments, the Fund may pay a variable or “floating” fee. Such a variable fee may be pegged to a base rate, and is adjusted at specific intervals. As such, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date. See “LIBOR Risk” below.
Currency Swaps – A currency swap agreement is a contract in which two parties exchange one currency (e.g., U.S. dollars) for another currency (e.g., Japanese yen) on a specified schedule. The currency exchange obligations under currency swaps could be either interest payments calculated on the notional amount or payments of the entire notional amount (or a combination of both). The Fund may engage in currency swap agreements as a tool to protect against uncertainty and fluctuations in foreign exchange rates in the purchase and sale of securities. However, the use of currency swap agreements does not eliminate, or even always mitigate, potential losses arising from fluctuations in exchange rates. In the case of currency swaps that involve the delivery of the entire notional amount of currency in exchange for another currency, the entire notional principal of the currency swap is subject to the risk that the counterparty will default on its contractual delivery obligations.
Credit Default Swaps – A credit default swap (“CDS”) is an agreement between two parties whereby one party (the “protection buyer”) makes an up-front payment or a stream of periodic payments over the term of the CDS to the other party (the “protection seller”), provided generally that no event of default or other credit-related event (a “credit event”) with respect to an Underlying Instrument occurs. In return, the protection seller agrees to make a payment to the protection buyer if a credit event does occur with respect to the Underlying Instrument. The CDS market allows the Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Credit default swaps typically last between six months and three years, provided that no credit event occurs. Credit default swaps may be physically settled or cash settled.
The Fund may be either the protection buyer or the protection seller in a CDS. The Fund generally will not buy protection on issuers that are not currently held by the Fund. However, the Fund may engage in credit default swap trades on single names, indices and baskets to manage asset class exposure and to capitalize on spread differentials in instances where there is not complete overlap between the Fund’s holdings or exposures and the reference entities in the credit default swap. If the Fund is the protection buyer and no credit event occurs, the Fund loses its entire investment in the CDS (i.e., an amount equal to the aggregate amount of payments made by the Fund to the protection seller over the term of the CDS). However, if a credit event does occur, the Fund (as protection buyer), will deliver the Underlying Instrument to the protection seller and is entitled to a payment from the protection seller equal to the full notional value of the Underlying Instrument, even though the Underlying Instrument at that time may have little or no value. If the Fund is the protection seller and no credit event occurs, the Fund receives a fixed income throughout the term of the CDS (or an up-front payment at the beginning of the term of the CDS) in the form of payments from the protection buyer. However, if the Fund is the protection seller and a credit event occurs, the Fund is obligated to pay the protection buyer the full notional value of the Underlying Instrument in return for the Underlying Instrument (which may at that time be of little or no value).
The Fund may also engage in transactions on credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”). A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits. Also, if a restructuring credit event occurs in an iTraxx index, the Fund as protection buyer may receive a single name CDS contract representing the relevant constituent.
The Fund may enter into a CDSI transaction as either protection buyer or protection seller. If the Fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the Fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the Fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the Fund, coupled with the periodic payments previously received by the Fund, may be less than the full notional value that the Fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the Fund. Furthermore, as a protection seller, the Fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.
The use of CDSI, like all other swap agreements, is subject to certain risks, including the risk that the Fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the Fund might have may be subject to applicable bankruptcy laws, which could delay or limit the Fund’s recovery. Thus, if the Fund’s counterparty to a CDSI transaction defaults on its obligation to make payments thereunder, the Fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDSI transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.
Total return swaps, asset swaps, inflation swaps and similar instruments – The Fund may enter into total return swaps, asset swaps, inflation swaps and other types of swap agreements. In a total return swap, the parties exchange the total return (i.e., interest payments plus any capital gains or losses) of an Underlying Instrument (or basket of such instruments) for the proceeds of another Underlying Instrument (or basket of such instruments). Asset swaps combine an interest rate swap with a bond and are generally used to alter the cash flow characteristics of the Underlying Instrument. For example, the parties may exchange a fixed investment, such as a bond with guaranteed coupon payments, for a floating investment like an index. Inflation swaps are generally used to transfer inflation risk. See “Inflation-Linked Instruments” herein.
Swaptions – The Fund may also enter into swap options, or “swaptions.” A swaption is a contract that gives one party the right (but not the obligation), in return for payment of the option premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement at some designated future time and on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the option premium it paid should it decide not to exercise the option. When the Fund writes a swaption, however, it is obligated according to the terms of the underlying agreement if the option holder exercises the option.
Risks Associated with Swaps and Swaptions – Investing in swaps and swaptions, and utilizing these and related techniques in managing the Fund portfolio, are highly specialized activities that involve investment techniques and risks different from those associated with ordinary portfolio transactions. These investments involve significant risk of loss. Whether the Fund’s use of swaps will be successful in furthering its investment objective will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. If the Sub-Adviser is incorrect in its forecast of market values, the Sub-Adviser’s utilization of swap arrangements and related techniques could negatively impact the Fund’s performance.
The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Also, certain restrictions imposed by the Code may limit the Fund’s ability to use swap agreements.
If the creditworthiness of the Fund’s swap counterparty declines, it becomes more likely that the counterparty will fail to meet its obligations under the contract, and consequently the Fund will suffer losses. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. However, the Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined. There can be no assurance that the Fund will be able to enter into swap transactions at prices or on terms the Sub-Adviser believes are advantageous to the Fund. In addition, although the terms of swaps, caps, collars and floors may provide for termination, there can be no assurance that the Fund will be able to terminate a swap or to sell or offset caps, collars or floors that it has purchased. Investing in swaps and related techniques involves the risks associated with investments in derivative instruments. See “Risk Factors in Derivative Instruments” and “Additional Risk Factors and Considerations of OTC Transactions” below.
Inflation-Linked Instruments. The Fund is permitted to invest in a variety of inflation-linked instruments, such as inflation-indexed securities and inflation-linked derivatives, to manage inflation risk or to obtain inflation exposure. Inflation – a general rise in the prices of goods and services – is measured by inflation indices like the Consumer Price Index (CPI), which is calculated monthly by the U.S. Bureau of Labor Statistics, and the Retail Prices Index (RPI), which is calculated by the United Kingdom's Office for National Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.
Inflation-linked derivatives are derivative instruments that tie payments to an inflation index. Currently, most inflation derivatives are in the form of inflation swaps, such as CPI swaps. A CPI swap is a fixed-maturity, over-the-counter derivative where one party pays a fixed rate in exchange for payments tied to the CPI. The fixed rate, which is set by the parties at the initiation of the swap, is often referred to as the “breakeven inflation” rate and generally represents the current difference between Treasury yields and Treasury inflation protected securities (“TIPS”) yields of similar maturities at the initiation of the swap agreement. CPI swaps are typically designated as “zero coupon,” where all cash flows are exchanged at maturity. The value of a CPI swap is expected to fluctuate in response to changes in the relationship between nominal interest rates and the rate of inflation, as measured by the CPI. A CPI swap can lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (the breakeven inflation rate) the investor agreed to pay at the initiation of the swap.
Other types of inflation derivatives include inflation options and futures. There can be no assurance that the CPI, or any foreign inflation index, will accurately measure the rate of inflation in the prices of consumer goods and services. Further, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. Moreover, inflation-linked instruments are subject to the risks inherent in derivative transactions generally. See “Risk Factors in Derivative Instruments” herein. The market for inflation-linked instruments is still developing. The Fund reserves the right to use the instruments discussed above and similar instruments that may be available in the future.
Hybrid Instruments. A hybrid instrument is an interest in an issuer that combines the characteristics of an equity security, a debt security, a commodity and/or a derivative. For example, an oil company might issue a commodity-linked bond that pays a fixed level of interest plus additional interest that accrues in correlation with the extent to which oil prices exceed a certain predetermined level. This is a hybrid instrument combining a bond with an option on oil.
Depending on the types and terms of hybrid instruments, they present risks that may be similar to, different from or greater than those associated with more traditional investments with similar characteristics. Hybrid instruments are potentially more volatile than more traditional investments and, depending on the structure of the particular hybrid, may expose the Fund to additional leverage and liquidity risks. Moreover, the purchase of hybrids exposes the Fund to the credit risk of the issuers of the hybrids. Described below are certain hybrid instruments the Fund may use in seeking to achieve its investment objective. The Fund reserves the right to use the instruments mentioned below and similar instruments that may be available in the future.
Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities. Investments in credit-linked securities normally consist of the right to receive periodic payments during the term and payment of principal at the end of the term. However, these payments depend on the issuer’s own investments in derivative instruments and are, accordingly, subject to the risks associated with derivative instruments, which include volatility, illiquidity and counterparty risk.
Indexed Securities and Structured Notes. Indexed securities are derivative securities the interest rate or principal of which is determined by an unrelated indicator (e.g., a currency, security, commodity or index). Structured notes are debt indexed securities. Indexed securities implicate a high degree of leverage, which magnifies the potential for gain and the risk of loss, when they include a multiplier that multiplies the indexed element by a specific factor.
Structured notes and indexed securities can be very volatile investments because, depending on how they are structured, their value may either increase or decrease in response to the value of the Underlying Instruments. The terms of these securities may also provide that in some instances no principal is due at maturity, which may result in a loss of invested capital. These instruments also may entail a greater degree of market risk than other types of securities because the investor bears the risk not only of the instrument but also of the unrelated indicator. Indexed securities may involve significant credit risk and liquidity risk and, as with other sophisticated strategies, the Fund’s use of these instruments may not work as intended.
Event-Linked Bonds. The Fund may invest in “event-linked bonds” (or “catastrophe bonds”). The event-linked bond market is a growing sector of the global fixed income market that provides investors with high return potentials in exchange for taking on “event risk,” such as the risk of a major hurricane, earthquake or pandemic. If such trigger event occurs, the Fund may lose a portion or its entire principal invested in the bond. Some event-linked bonds provide for an extension of maturity to process and audit loss claims if a trigger has, or possibly has, occurred. Such extension may increase volatility. Event-linked bonds may also expose the Fund to other unanticipated risks including credit risk, counterparty risk, liquidity risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked bonds are subject to the risks inherent in derivative transactions. See “Derivative Instruments – Risk Factors in Derivative Instruments” below.
Foreign Currency Transactions. The Fund also may purchase and sell foreign currency options and foreign currency futures contracts and futures options, and may engage in foreign currency transactions either on a spot (cash) basis at prevailing currency exchange rates or through forward currency contracts. The Fund may engage in these transactions to hedge, directly or indirectly, against currency fluctuations, for other investment purposes and/or to seek to enhance returns. The Fund may enter into currency transactions only with counterparties that a sub-adviser deems to be creditworthy. Certain of the foreign currency transactions the Fund may use are described below.
Forward Currency Contracts – The Fund may enter into forward currency contracts (“forwards”) in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s investments or as part of its investment strategy. Forwards are contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a set price or to make a cash settlement payment on a future date. The market value of a forward fluctuates with changes in foreign currency exchange rates. Forwards are marked to market daily based upon foreign currency exchange rates from an independent pricing service, and the change in value is recorded as unrealized appreciation or depreciation. The Fund’s gains from its positions in forward foreign currency contracts may accelerate and/or recharacterize the Fund’s income or gains and its distributions to shareholders. The Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders. Such acceleration or recharacterization could affect an investor’s tax liability. Forwards are highly volatile, involve substantial currency risk and may also involve credit and liquidity risks.
The Fund may use a forward in a “settlement hedge,” or “transaction hedge,” to lock in the U.S. dollar price on the purchase or sale of securities denominated in a foreign currency between the time when the security is purchased or sold and the time at which payment is received. Forward contracts on foreign currency may also be used by the Fund in anticipation generally of the Fund’s making investments denominated in a foreign currency, even if the specific investments have not yet been selected by the Sub-Adviser.
In a “position hedge,” the Fund uses a forward contract to hedge against a decline in the value of existing investments denominated in foreign currency. For example, the Fund may enter into a forward contract to sell Japanese yen in return for U.S. dollars in order to hedge against a possible decline in the yen’s value. Position hedges tend to offset both positive and negative currency fluctuations. Alternately, the Fund could hedge its position by selling another currency expected to perform similarly to the Japanese yen. This is called a “proxy hedge” and may offer advantages in terms of cost, yield or efficiency. However, proxy hedges may result in losses if the currency used to hedge does not move in tandem with the currency in which the hedged securities are denominated.
The Fund may also engage in cross-hedging by entering into forward contracts in one currency against a different currency. Cross-hedging may be used to limit or increase exposure to a particular currency or to establish active exposure to the exchange rate between the two currencies.
Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
Currency Swaps, Options and Futures – In order to protect against currency fluctuations and for other investment purposes, the Fund may enter into currency swaps, options and futures. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. See “Swap Agreements and Swaptions – Currency Swaps,” “Options Contracts,” and “Futures Contracts and Options on Futures Contracts” herein.
Additional Risks Associated with Foreign Currency Transactions – It is extremely difficult to forecast currency market movements, and whether any hedging or other investment strategy will be successful is highly uncertain. Further, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward. Therefore, the Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the sub-adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. To the extent the Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses and reduce its total return as a result of its hedging transactions. It is impossible to hedge fully or perfectly against the effects of currency fluctuations on the value of non-U.S. securities because currency movements impact the value of different securities in differing degrees. Foreign currency transactions, like currency exchange rates, can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Such events may prevent or restrict the Fund’s ability to enter into foreign currency transactions, force the Fund to exit a foreign currency transaction at a disadvantageous time or price or result in penalties for the Fund, any of which may result in a loss to the Fund.
The Fund may buy or sell foreign currency options either on exchanges or in the OTC market. Foreign currency transactions on foreign exchanges may not be regulated to the same extent as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. Foreign currency transactions are also subject to the risks inherent in investments in foreign markets. See “Foreign Investments” below.
Risk Factors in Derivative Instruments. Derivatives are volatile and involve significant risks, including:
Correlation Risk – the risk that changes in the value of a derivative instrument will not match the changes in the value of the Fund holdings that are being hedged.
Counterparty Risk – the risk that the party on the other side of an OTC derivatives contract or a borrower of the Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Credit Risk – the risk that the issuer of a security will not be able to make timely principal and interest payments. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investment in and/or exposure to that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
Derivatives Regulatory Matters - Under Rule 18f-4, the Fund needs to trade derivatives and other transactions that potentially create senior securities (except reverse repurchase agreements) subject to a value-at-risk (“VaR”) leverage limit, certain other testing and derivatives risk management program requirements and requirements related to board reporting. These new requirements apply unless the Fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4. Reverse repurchase agreements continue to be subject to the current asset coverage requirements, and the Fund trading reverse repurchase agreements needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio (unless the Fund determines to treat such agreements and transactions as derivatives for all purposes under the rule). Reverse repurchase agreements are not included in the calculation of whether the Fund is a limited derivatives user (unless the Fund determines to treat such agreements and transactions as derivatives for all purposes under the rule), but if the Fund is subject to the VaR testing, reverse repurchase agreements and similar financing transactions are included for purposes of such testing. These requirements may limit the Fund’s ability to use derivatives and reverse repurchase agreements and similar financing transactions as part of the Fund’s investment strategies. These requirements may also increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.
Index Risk – in respect of index-linked derivatives, the risks associated with changes in the underlying indices. If an underlying index changes, the Fund may receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction from the reference index), may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk – the risk that the value of an investment may decrease when interest rates rise because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk (interest rate risk is commonly measured by a fixed income investment’s duration). Falling interest rates also create the potential for a decline in the Fund’s income.
Leverage Risk – the risk associated with certain types of investments or trading strategies (for example, borrowing money to increase the amount being invested) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that substantially exceed the amount originally invested.
Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like to sell them or at the price the seller believes the security is currently worth, and the risk that the Fund may not be able to meet margin and payment requirements and maintain a derivatives position.
Operational and Legal Risk – The risk that certain investments may involve risk of operational issues such as documentation issues, settlement issues, system failures, inadequate controls and human error, and the risk of insufficient capacity or authority of a derivatives counterparty and risk related to the legality or enforceability of a derivatives trading contract.
Tax Risk – The tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the Sub-Adviser to use derivatives when it wishes to do so.
Short Position Risk - The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.
The potential loss on derivative instruments may be substantial relative to the initial investment therein. The Fund incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the use of derivative instruments will be advantageous.
Regulatory Aspects of Derivatives and Hedging Instruments. Under the CEA and CFTC regulations, thereunder Lattice must either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the CFTC as a “commodity pool operator” (“CPO”) with respect to the Fund and be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements.

Under current CFTC rules, the investment adviser of a registered investment company may claim an exemption from registration as a CPO only if the registered investment company that it advises uses futures contracts, options on such futures, commodity options and certain swaps solely for “bona fide hedging purposes,” or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts.
Lattice has filed a notice of eligibility claiming an exclusion from the definition of the term CPO and, therefore, Lattice is not subject to registration or regulation as a CPO under the CEA with regard to the operation of the Fund. In the event that the Fund registers as a CPO and engages in transactions that require registration as a CPO in the future, Lattice will comply with applicable regulations. If Lattice operates the Fund subject to CFTC regulation, the Fund may incur additional expenses.
Additional Risk Factors and Considerations of OTC Transactions. Certain derivatives traded in OTC markets, including swaps, OTC options and indexed securities, involve substantial liquidity risk. This risk may be increased in times of financial stress if the trading market for OTC derivatives contracts or otherwise becomes restricted. The absence of liquidity may make it difficult or impossible for the Fund to ascertain a market value for such instruments and/or to sell them promptly and at an acceptable price.
Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The counterparty’s failure to honor its obligations would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. Certain swaps traded in the OTC markets require exchange of variation margin payments between the parties, which can reduce but does not eliminate counterparty credit risk. In addition, closing transactions can be made for OTC options only by negotiating directly with the counterparty or effecting a transaction in the secondary market (if any such market exists). There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option at any time prior to its expiration, if at all.
DIVIDEND RISK. Income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. In addition, securities that pay dividends as a group can fall out of favor with the market, causing the Fund to underperform funds that do not focus on dividends. The Fund’s focus on dividend yielding investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities.
EQUITY RISK. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.
EXCHANGE-TRADED FUNDS (ETFs) RISK. ETFs are registered investment companies that trade their shares on stock exchanges (such as the NYSE Arca and Cboe BZX) at market prices (rather than net asset value) and only are redeemable from the fund itself in large increments or in exchange for baskets of securities. As an exchange traded security, an ETF’s shares are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, a particular segment of a securities index or market sector, or they may be actively managed. An investment in an ETF generally implicates the following risks: (i) the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies of the ETF; (ii) the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) the risk that, to the extent the ETF does not fully replicate the underlying index, the ETF’s investment strategy may not produce the intended results; (iv) the risk of more frequent price fluctuations due to secondary market trading, which may result in a loss to the Fund; (v) the risk that an ETF may trade at a price that is lower than its net asset value; and (vi) the risk that an active market for the ETF’s shares may not develop or be maintained. Also, the Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which it invests. ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed. Further, trading in an ETF may be halted if the trading in one or more of the securities held by an ETF is halted. Please see “Other Investment Companies Risk” below.
EXCHANGE-TRADED NOTES (ETNs) RISK. ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks, including credit risk, similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists. The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.
GOVERNMENT INTERVENTION IN FINANCIAL MARKETS RISK. Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. For example, in response to the outbreak of COVID-19, the U.S. Government passed the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) into law in March 2020 and the American Rescue Plan Act of 2021 (the "Rescue Act") into law in March 2021. There can be no guarantee that the CARES Act, the Rescue Act or other economic stimulus bills (within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase volatility in securities markets, which could adversely affect the Fund’s investments.
In addition, instability in the financial markets during and after the 2008-2009 financial downturn also led the U.S. Government and governments across the world to take a number of actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. Most significantly, the U.S. Government has enacted a broad-reaching regulatory framework over the financial services industry and consumer credit markets. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.
Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. HFMC and the Sub-Adviser(s), as applicable, will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.
The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In the event of such a disturbance, issuers of securities held by the Fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.
ILLIQUID INVESTMENTS RISK. An illiquid investment means an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days without the sale or disposition significantly changing the market value of the investment, as determined under the Fund’s liquidity risk management program. The Fund may not be able to sell illiquid investments or other investments when the Sub-Adviser considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. Illiquid investments also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investments in them may have an adverse impact on the Fund’s net asset value.
Securities and other investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the security, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated such that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to OTC securities, the continued viability of any OTC secondary market depends on the continued willingness of dealers and other participants to purchase the securities.
If one or more instruments in the Fund’s portfolio become illiquid, the Fund may exceed its limit on illiquid instruments. If this occurs, the Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. However, this requirement will not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.
INDEX RELATED RISK. The Fund seeks to achieve a return which corresponds generally to the price and yield performance, before fees and expenses, of its respective Index as published by Lattice. There is no assurance that Lattice will compile the Index accurately, or that the Index will be determined, composed or calculated accurately. While Lattice does provide descriptions of what each Index is designed to achieve, Lattice does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in respect of their indices, and does not guarantee that each Index will be in line with their described index methodology. Lattice’s mandate as described in the prospectus is to manage the Fund consistently with the respective Index. Errors in respect of the quality, accuracy and completeness of the data may occur from time to time and may not be identified and corrected for a period of time or at all, particularly where the indices are less commonly used. Therefore, gains, losses or costs associated with an Index’s errors will generally be borne by the Fund and its shareholders. For example, during a period where the Fund’s Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that any gains from Index errors will be kept by the Fund and its shareholders and any losses will be borne by the Fund and its shareholders.
Apart from scheduled rebalances, Lattice may carry out additional ad hoc rebalances to an Index in order, for example, to correct an error in the selection of index constituents. Where an Index of the Fund is rebalanced and the Fund in turn rebalances its portfolio to bring it in line with the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Errors and unscheduled rebalances to the Index may also expose the Fund to tracking error risk, which is the risk that its returns may not track exactly those of the Index. Therefore, errors and additional ad hoc rebalances carried out by Lattice to an Index may increase the costs and market exposure risk of the Fund.
INDEX TRACKING RISK. There is a risk that the performance of the Fund may diverge from performance of the respective Index as a result of tracking error. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the Index. Tracking error may also occur because of pricing differences, transaction costs, the Fund holding uninvested cash, differences in the timing of the accrual of dividends, changes to the Index or the costs of complying with various new or existing regulatory requirements. Additionally, tracking error may result because the Fund incurs fees and expenses, while the Index does not.
INDUSTRY CONCENTRATION RISK. The Fund will not invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent that the Fund’s Index is concentrated in a particular industry, the Fund will concentrate its investments in approximately the same amount as its Index. If the Fund focuses its investments in a specific industry or group of industries, the Fund is subject to the risk that (1) its performance will be closely tied to the performance of those particular industries; (2) its performance will be adversely impacted when such industries experience a downturn; and (3) it will perform poorly during a slump in demand for securities of companies in such industries. As a result, the Fund may be subject to increased price volatility and may be more susceptible to adverse developments than a fund that invests more widely.
INFLATION RISK. The Fund's investments may be subject to inflation risk, which is the risk that the real value (i.e., nominal price of the asset adjusted for inflation) of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the real value of the Fund's assets can decline). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change), and the Fund's investments may not keep pace with inflation, which would generally adversely affect the real value of Fund shareholders’ investment in the Fund. This risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.
INITIAL PUBLIC OFFERINGS (“IPO”) RISK. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO is complete. The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates and depreciates in value. Although investments in IPOs have the potential to produce substantial gains in a short period of time, there is no assurance that the Fund will have access to profitable IPOs, that any particular IPO will be successful, or that any gains will be sustainable. Investors should not rely on past gains attributable to IPOs as an indication of future performance.
INTERFUND LENDING PROGRAM RISK. The Fund has received exemptive relief from the SEC, which permits the Fund to participate in an interfund lending program. The interfund lending program allows a participating fund to borrow money from and loan money to each other for temporary or emergency purposes. All interfund loans would consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments. The Fund may participate in the interfund lending program only to the extent that such participation is consistent with the Fund’s investment objectives, restrictions, policies, and limitations.
The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) the Fund may not borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) the Fund may not lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements. Interfund loans and borrowings have a maximum duration of seven days, and loans may be called on one business day’s notice. If the Fund has outstanding bank borrowings, any interfund loan to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the interfund lending agreement, entitling the lending Fund to call the interfund loan (and exercise all rights with respect to any collateral), and cause such call to be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.
The Fund may borrow on an unsecured basis through the interfund lending program only if its outstanding borrowings from all sources immediately after the borrowing total 10% or less of its total assets, provided that if the Fund has a secured loan outstanding from any other lender, including but not limited to another fund, the Fund’s borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a borrowing fund’s total outstanding borrowings immediately after an interfund loan under the interfund lending program exceed 10% of its total assets, the Fund may borrow through the interfund lending program on a secured basis only. The Fund may not borrow under the interfund lending program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions.
The Fund may not lend to another fund through the interfund lending program if the loan would cause the lending Fund’s aggregate outstanding loans through the interfund lending program to exceed 15% of its current net assets at the time of the loan. The Fund’s interfund loans to any one fund shall not exceed 5% of the lending Fund’s net assets.
Funds participating in the interfund lending program are subject to certain risks. The Fund borrowing through the program may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional costs. As of [ , 2022], the Fund does not engage in interfund lending.
INVESTMENT STRATEGY RISK. Investment strategy risk is the risk that, if the Fund’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund’s investment objective will be achieved.
INVESTMENTS IN EMERGING MARKET SECURITIES RISK. The Fund may invest in securities of issuers that conduct their principal business activities in, or whose securities are traded principally on exchanges located in, less developed countries considered to be “emerging markets.” Unless otherwise stated in the Fund's investment strategy, emerging markets are those markets (1) included in emerging market or equivalent classifications by the United Nations (and its agencies); (2) having per capita income in the low to middle ranges, as determined by the World Bank; or (3) the Fund’s benchmark index provider designates as emerging. Emerging countries are generally located in Africa, Asia, the Middle East, Eastern and Central Europe and Central and South America. Investing in emerging market securities involves not only the risks described above with respect to investing in foreign securities, but also other risks that may be more severe and pervasive than those present in foreign countries with more developed markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. The value of the Fund’s investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other restrictions in emerging market countries. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such circumstances, it is possible that the Fund could lose the entire amount of its investments in the affected market.
Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war and ethnic, religious and racial conflicts. The Fund’s emerging market investments may introduce exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging markets that may affect investments include national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Also, the typically small size of the markets for securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may result in lack of liquidity and price volatility of those securities. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets. This magnification of risks is the result of a number of factors, including: government ownership or control of parts of the private sector and of certain companies; trade barriers; exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; less uniformity in accounting and reporting requirements; unreliable securities valuation; greater risk associated with custody of securities; and the relatively new and unsettled securities laws in many frontier market countries. In addition, the markets of frontier countries typically have low trading volumes, leading to a greater potential for extreme price volatility and illiquidity. This volatility may be further increased by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of funds investing in these markets could significantly affect local securities prices and, therefore, the net asset value of the Fund. All of these factors make investing in frontier market countries significantly riskier than investing in other countries, including more developed and traditional emerging market countries, and any one of them could cause the net asset value of the Fund’s shares to decline.
In addition to the risks of foreign investing and the risks of investing in emerging or frontier markets, investments in certain countries with recently developed markets and structures, such as Nigeria, Croatia and Russia, implicate certain specific risks. Because of the recent formation of these securities markets and the underdeveloped state of these countries’ banking systems, settlement, clearing and registration of securities transactions are subject to significant risks. Share ownership is often defined and evidenced by extracts from entries in a company’s share register, but such extracts are neither negotiable instruments nor effective evidence of securities ownership. Further, the registrars in these countries are not necessarily subject to effective state supervision or licensed by any governmental entity, there is no central registration system for shareholders and it is possible for the Fund to lose its entire ownership rights through fraud, negligence or mere oversight. In addition, while applicable regulations may impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. In Croatia, these risks are limited to investments in securities that are not traded on the national stock exchange. However, in other countries, including Nigeria and Russia, all securities investments are subject to these risks. In addition, as much of China’s growth over recent decades has been a result of significant investment in substantial export trade, international trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. These consequences may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund. In addition, it is possible that the continuation or worsening of the current political climate could result in regulatory restrictions being contemplated or imposed in the U.S. or in China that could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective.
Risks of Investments in Russia. The Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for the Fund to lose its registration through fraud, negligence or mere oversight. While the Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. To the extent that the Fund invests in Russian securities, the Fund intends to invest directly in Russian companies that use an independent registrar. There can be no assurance that such investments will not result in a loss to the Fund.
Certain of the companies in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the United States and other countries have imposed economic sanctions on certain Russian individuals and a financial institution. The United States or other countries could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities. These sanctions could also impair the Fund’s ability to meet its investment objective. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet redemptions. The Fund could seek to suspend redemptions in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.
In addition, sanctions, and the Russian government’s response, could result in a downgrade in Russia’s credit rating, devaluation of its currency and/or increased volatility with respect to Russian securities. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests.
ISSUER RISK. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Any issuer of these securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
LARGE CAP SECURITIES RISK. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.
LARGE SHAREHOLDER TRANSACTION RISK. Certain shareholders, including funds advised by Hartford Funds Management Company, LLC, an affiliate of Lattice, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, Lattice or an affiliate of Lattice, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares.
LIBOR RISK. The use of certain London Interbank Offered Rates (collectively, “LIBOR”) was generally phased out by the end of 2021, and some regulated entities (such as banks) have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. However, it is expected that the most widely used tenors of U.S. LIBOR may continue to be provided on a representative basis until mid-2023. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions, such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund, and the use of an alternative reference rate may adversely affect the Fund's performance. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to mid-2023.
LIQUIDATION OF FUNDS RISK. The Board may determine to close and liquidate the Fund at any time. In the event of the liquidation of the Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution may be a taxable event for shareholders who do not hold their shares in a tax deferred account and, depending on a shareholder’s basis in his or her Fund shares, may result in the recognition of a gain or loss for tax purposes.
MARKET PRICE RISK. The NAV of the Fund's shares and the value of your investment may fluctuate. The market prices of the Fund's shares will generally fluctuate in accordance with changes in NAV, changes in the intraday value of the Fund's holdings, as well as the relative supply of and demand for the shares on the listing exchange. Although it is expected that the Fund’s shares will remain listed on an exchange, disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV or the intraday value of the Fund’s holdings. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. Neither the Adviser nor the Sub-Adviser can predict whether the Fund's shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund's shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund's holdings trading individually or in the aggregate at any point in time. Authorized participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or the Fund’s underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV. There can be no assurance as to whether and/or the extent to which the Fund's shares will trade at premiums or discounts to NAV or to the intraday value of the Fund's holdings.
MARKET RISK. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that such markets will go down sharply and unpredictably. Securities or other investments may decline in value due to factors affecting securities markets generally or individual issuers. The value of a security or other investment may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security or other investment may also change in value due to factors that affect an individual issuer or a particular sector or industry. During a general downturn in the securities or other markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events, pandemics, epidemics or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. A recent outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
Relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the Fed or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices. In addition, while interest rates have been unusually low in recent years in the U.S. and abroad, any decision by the Fed to adjust the target federal funds rate, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. Also, regulators have expressed concern that rate increases may contribute to price volatility. These events and the possible resulting market volatility may have an adverse effect on the Fund. Political turmoil within the U.S. and abroad may also impact the Fund. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets.
In addition, following the global financial crisis, the Fed attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to other depository institutions overnight) at or near zero percent. To the extent that the Fed reduces its holdings in securities and raises the federal funds rate, there is a risk that interest rates across the financial industry will rise. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities.
MARKET TRADING RISK. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a Broker, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than that at which you acquired shares.

MASTER LIMITED PARTNERSHIP (“MLP”) RISK. Equity securities of MLPs are listed and traded on U.S. securities exchanges. The value of an MLP equity security fluctuates based predominately on the MLP’s financial performance, as well as changes in overall market conditions. Investments in MLP equity securities involve risks that differ from investments in common stocks, including risks related to the fact that investors have limited control of and limited rights to vote on matters affecting the MLP; dilution risks; and risks related to the general partner’s right to require investors to sell their holdings at an undesirable time or price. Debt securities of MLPs have characteristics similar to debt securities of other types of issuers, and are subject to the risks applicable to debt securities in general, such as credit risk, interest rate risk, and liquidity risk. Investments in debt securities of MLPs may not offer the tax characteristics of equity securities of MLPs. Investments in MLPs are subject to cash flow risk and risks related to potential conflicts of interest between the MLP and the MLP’s general partner. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLP securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors. In addition, if the tax treatment of an MLP changes, the Fund’s after-tax return from its MLP investment would be materially reduced.
MID CAP SECURITIES RISK. Mid capitalization securities involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. These companies often have narrower markets, more limited operating or business history and more limited managerial or financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company’s size, the greater these risks.
MONEY MARKET INSTRUMENTS. The Fund may hold cash and invest in money market instruments at any time. Money market instruments include, but are not limited to: (1) banker’s acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars) and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements. The Fund may also invest in affiliated and unaffiliated money market funds that invest in money market instruments, as permitted by regulations adopted under the 1940 Act. The Fund’s ability to redeem shares of a money market fund may be impacted by liquidity fees and redemption gates under certain circumstances.
NEW FUND RISK. There can be no assurance that a new Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.
NO GUARANTEE OF ACTIVE TRADING MARKET RISK. While the Fund’s shares are listed on a national exchange, there can be no assurance that active trading markets for shares will be maintained by market makers or authorized participants. Decisions by market makers or authorized participants to reduce their role or “step away” from these activities in times of market stress may inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s holdings and the Fund’s NAV. Such reduced effectiveness could result in the Fund’s shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s shares.
OPERATIONAL RISKS. An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers. Among other things, these errors or failures as well as other technological issues may adversely affect the Fund's ability to calculate its net asset values in a timely manner, including over a potentially extended period. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could causes losses to the Fund. In addition, as the use of technology increases, the Fund may be more susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or operational capacity. As a result, the Fund may incur regulatory penalties, reputational damage, additional compliance costs associated with corrected measures and/or financial loss. In addition, cybersecurity breaches of the Fund’s third-party service providers or issuers in which the Fund invests may also subject the Fund to many of the same risks associated with direct cybersecurity breaches. In addition, the Fund may rely on various third-party sources to calculate its net asset value. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or system failures and other technological issues may adversely impact the Fund’s calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation, and/or the inability to calculate net asset value over extended periods. The Fund may be unable to recover any losses associated with such failures.
OTHER CAPITAL SECURITIES RISK. Other capital securities encompass a group of instruments referred to in capital markets as “Hybrids,” “Tier I and Tier 2” and “TRUPS.” These securities give issuers flexibility in managing their capital structure. The features associated with these securities are predominately debt like in that they have coupons, pay interest and in most cases have a final stated maturity. There are certain features that give the companies flexibility not commonly found in fixed income securities, which include, but are not limited to, deferral of interest payments under certain conditions and subordination to debt securities in the event of default. The deferral of interest payments, even for an extended period of time, is generally not an event of default, and the ability of the holders of such instruments to accelerate payment is generally more limited than with other debt securities.
OTHER INVESTMENT COMPANIES RISK. The Fund may invest in securities of other investment companies, such as open-end or closed-end management investment companies, including ETFs, or in pooled accounts, or other unregistered accounts or investment vehicles to the extent permitted by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC.
Generally, under the 1940 Act, the Fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the Fund’s total assets would be invested in securities of other investment companies; (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Fund; or (3) more than 5% of the Fund’s total assets would be invested in any one such investment company. In some instances, the Fund may invest in an investment company in excess of these limits; for instance, with respect to investments in money market funds or investments made pursuant to exemptive rules adopted and/or orders granted by the SEC.
PASSIVE STRATEGY/INDEX RISK. The Fund is not actively managed and may be affected by a general decline in market segments related to its Index. The Fund invests in securities included, in, or representative of, the Index, regardless of their investment merits. Additionally, Lattice generally does not attempt to take defensive positions under any market conditions, including declining markets.
PREFERRED STOCK RISK. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to debt securities. The value of convertible preferred stocks varies in response to many factors, including, for example, the value of the underlying equity securities, general market and economic conditions and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.
REAL ESTATE INVESTMENT TRUSTS (“REITs”) RISK. The Fund may invest in REITs. REITs pool funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders generally at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates. Investments in REITs may subject Fund shareholders to duplicate management and administrative fees.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, if applicable, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
REAL ESTATE RELATED SECURITIES RISKS. The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, vacancy rates, tenant bankruptcies, the ability to re-lease space under expiring leases on attractive terms, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management may also affect real estate values. Further, the real estate industry is particularly sensitive to economic downturns. When economic growth is slow, demand for property decreases and prices may decline. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. See “Real Estate Investment Trusts (“REITs”) Risk” above.
REPURCHASE AND REVERSE REPURCHASE AGREEMENTS RISK. A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. A reverse repurchase agreement is a term used to describe the opposite side of a repurchase transaction. The party that purchases and later resells a security is said to perform a repurchase; the other party, that sells and later repurchases a security is said to perform a reverse repurchase. The Fund is permitted to enter into fully collateralized repurchase agreements. The Trust’s Board of Trustees has delegated to the Adviser, which has in turn delegated to the Sub-Adviser – subject to the Adviser’s oversight – the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Fund will engage in repurchase agreements. The Adviser and Sub-Adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. The Fund could also lose money if it is unable to recover the securities and the value of the collateral held or assets segregated by the Fund, if applicable, to cover the transaction is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If the Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. The use of reverse repurchase agreements may increase the possibility of fluctuation in the Fund’s net asset value.
RESTRICTED SECURITIES RISK. The Fund may invest in securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (“restricted securities”). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Restricted securities include private placement securities that have not been registered under the applicable securities laws, such as Rule 144A securities, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.
Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted securities could hamper the Fund’s ability to raise cash to meet redemptions to the extent that such redemptions are effected on a cash basis. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element. Transactions in restricted securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted securities. Where registration is required for restricted securities a considerable time period may elapse between the time the Fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the Fund might obtain less favorable pricing terms that when it decided to sell the security. The Fund may purchase securities that may have restrictions on transfer or resale (including Rule 144A securities and Regulation S securities). “Rule 144A” securities (and equivalent securities issued pursuant to Regulation S of the 1933 Act) are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers. Rule 144A investments are subject to certain additional risks compared to publicly traded securities. If there are not enough qualified buyers interested in purchasing Rule 144A securities when the Fund wishes to sell such securities, the Fund may be unable to dispose of such securities promptly or at reasonable prices. For this reason, although Rule 144A securities are generally considered to be liquid, the Fund’s holdings in Rule 144A securities may adversely affect the Fund’s overall liquidity if qualified buyers become uninterested in buying them at a particular time. Issuers of Rule 144A securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available. Further, issuers of Rule 144A securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of a security. Offerings of Regulation S securities may be conducted outside of the United States. Regulation S securities are generally less liquid than registered securities, as a result, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Depending upon the circumstances, the Fund may only be able to sell these securities in the United States if an exemption from registration under the federal and state securities laws is available or may only be able to sell these securities outside of the United States (such as on a foreign exchange). These securities may either be determined to be liquid or illiquid pursuant to policies and guidelines established by the Trust’s Board of Trustees.
RISKS OF QUALIFIED FINANCIAL CONTRACTS. Regulations adopted by federal banking regulators under the Dodd-Frank Act require that certain qualified financial contracts (“QFCs”) with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross default rights. QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. If a covered counterparty of the Fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact the Fund’s credit and counterparty risks.
SECONDARY TRADING MARKET ISSUES. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of exchange occurs, a shareholder may be unable to purchase or sell shares of the Fund. There can be no assurance that the exchange’s requirements for maintaining the listing of the Fund will continue to be met or will remain unchanged.
While the creation/redemption feature is designed to make it likely that shares normally will trade close to the Fund’s NAV, market prices are not expected to correlate exactly to the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, adverse developments impacting market makers, authorized participants or other market participants, high market volatility or lack of an active trading market for the shares (including through a trading halt) may result in market prices for shares of the Fund that differ significantly from its NAV or to the intra-day value of the Fund’s holdings. If an investor purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.
Given the nature of the relevant markets for certain of the securities held by the Fund, shares may trade at a larger premium or discount to NAV than shares of other kinds of ETFs. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Fund is listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when such exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the shares’ NAV may widen.
When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In times of severe market disruption, including when trading of the Fund’s holdings may be halted, the bid-ask spread may increase significantly. This means that shares may trade at a discount to the Fund’s NAV, and the discount is likely to be greatest during significant market volatility.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are, therefore, subject to the risk of increased volatility and price decreases associated with being sold short.
SECURITIES LENDING RISK. The Fund may lend portfolio securities to broker-dealers and other institutions as a means of seeking to earn additional income. If the Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The borrower is also required to pay the Fund any dividends or distributions accruing on the loaned securities. Substitute payments for dividends received by the Fund while its securities are loaned out will not be considered qualified dividend income. As of December 31, 2021, the Fund’s securities lending program generally does not restrict a security from being loaned based on the security’s anticipated dividend distributions, but the program may restrict lending of securities domiciled in certain non-US jurisdictions based on local law considerations.

The Fund does not have the right to vote proxies for securities that are on loan, but in order to vote the proxies it may restrict securities or recall loaned securities. However, the Board has approved guidelines that define circumstances under which the Fund security should be restricted from lending so that its proxies can be voted. Therefore, the Fund’s right to restrict or recall loaned securities for purposes of voting proxies may not be exercised if, for example, the Board-approved guidelines did not require the security to be restricted from lending or recalled, or if it is determined to be in the best interests of the Fund not to restrict or recall the security in order instead to earn additional income on the loan. For more information about proxy voting policies and instances in which the Fund’s Sub-Adviser may choose not to vote proxies, see “Proxy Voting Policies and Procedures” below.
The Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.
SECURITIES TRUSTS RISK. The Fund may invest in securities trusts, which are investment trust vehicles that maintain portfolios comprised of underlying debt securities that are generally unsecured. These instruments are purchased in the cash markets and vary as to the type of underlying security, but include such underlying securities as corporate investment grade and high yield bonds and credit default swaps. Examples include TRAINS, TRACERS, CORE and funded CDX. Holders of interests in these structured notes receive income from the trusts in respect of principal or interest paid on the underlying securities. By investing in such notes, the Fund will indirectly bear its proportionate share of any expenses paid by such notes in addition to the expenses of such Fund.
Investments in these types of structured products are subject to the same risks that would be associated with direct investments in the underlying securities of the structured notes. These risks include substantial market price volatility resulting from changes in prevailing interest rates; default or bankruptcy of issuers of the underlying securities; subordination to the prior claims of banks and other senior lenders in the case of default; and early repayment by issuers during periods of declining interest rates because of mandatory call or redemption provisions. In addition, structured note products may have difficulty disposing of the underlying securities because of thin trading markets.
SMALL CAPITALIZATION SECURITIES RISK. The Fund may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, small capitalization securities are often less marketable than securities of larger or more well-established companies. Historically, small market capitalization securities and securities of recently organized companies are subject to increased price volatility due to: (i) less certain growth prospects; (ii) lower degrees of liquidity in the markets for such securities; (iii) thin trading that could result in the securities being sold at a discount or in small lots over an extended period of time; (iv) limited product lines, markets or financial resources; (v) dependence on a few key management personnel; (vi) increased sensitivity to changes in interest rates, borrowing costs and earnings; (vii) difficulty in obtaining information on smaller capitalization companies as compared with larger capitalization companies; (viii) greater sensitivity to changing economic conditions and increased risk of bankruptcy due to adverse developments or management changes affecting the company; and (ix) greater difficulty borrowing money to continue or expand operations. When the Fund invests in smaller company stocks that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of Fund shares held by other shareholders.
STRUCTURED SECURITIES RISK. Structured securities and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate. Depending on the terms of the particular instrument and the nature of the underlying instrument, structured securities may be subject to equity market risk, commodity market risk, currency market risk or interest rate risk. Structured securities that do not involve any type of credit enhancement are subject to credit risk that generally will be equivalent to that of the underlying instruments. Credit enhanced securities will be subject to the credit risk associated with the provider of the enhancement. The Fund is permitted to invest in classes of structured securities that are either subordinated or unsubordinated with respect to the right to payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Certain issuers of such securities may be deemed to be “investment companies” as defined in the 1940 Act; therefore, the Fund’s investment in structured securities may be limited by certain investment restrictions contained therein. Structured securities may be leveraged, increasing the volatility of each structured security’s value relative to the change in the reference measure. Structured securities may also be more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
USE AS UNDERLYING FUND RISK. The Fund may be an investment (an “Underlying Fund”) of a fund that pursues its investment goal by investing primarily in other funds (“fund of funds structure”). An Underlying Fund may experience relatively large redemptions or creations as the fund that uses a fund of funds structure periodically reallocates or rebalances its assets. These transactions, to the extent they are effected on a cash basis, may cause the Underlying Fund to sell portfolio securities to meet such redemptions, or to invest cash from such creations, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. In addition, such transactions could increase or decrease gains and could affect the timing, amount and character of distributions you receive from the Fund.
VALUATION RISK. The risk that the Fund may value a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s shares. If market conditions make it difficult to value certain investments, the Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher sale proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the Fund determines its NAV. The Fund’s ability to value its investments in an accurate and timely manner may be affected by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. In particular, errors or system failures and other technological issues may adversely impact the Fund’s calculation of its NAV, and such NAV calculation issues may result in inaccurately calculated net asset values, delays in NAV calculation, and/or the inability to calculate NAV over extended periods. The Fund may be unable to recover any losses associated with such failures.
VOLATILITY RISK. The risk that the value of the Fund’s investments may fluctuate significantly over short periods of time. Volatility may cause the Fund’s share price, yield and/or total return to experience significant changes in value over short periods of time.
WARRANTS AND RIGHTS RISK. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a specific price during a specified period. Rights are similar to warrants but normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no voting or dividend rights with respect to the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments. The market for warrants may be limited and it may be difficult for the Fund to sell a warrant promptly at an advantageous price.
ZERO COUPON SECURITIES RISK. Zero-coupon securities pay no interest prior to their maturity date or another specified date in the future but are issued and traded at a discount to their face value. The discount varies as the securities approach their maturity date (or the date on which interest payments are scheduled to begin). While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. As with other fixed income securities, zero coupon bonds are subject to interest rate and credit risk. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market rates than comparable securities that pay interest currently. Longer term zero coupon bonds have greater interest rate risk than shorter term zero coupon bonds.
Portfolio Turnover
The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. High portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of the Fund.
As of the date of this SAI, the Fund has not yet commenced operations, and thus no portfolio turnover rate information is provided.

Disclosure of Portfolio Holdings
DAILY DISCLOSURE
The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly accessible Internet websites. On each business day, before commencement of trading on NYSE Arca, the Fund will disclose on hartfordfunds.com the identities and quantities of the Fund’s portfolio holdings that will form the basis for the Fund’s calculation of NAV at the end of the business day. In addition, one or more basket composition files, which include the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). Each basket represents one Creation Unit of the Fund. The Trust, the Adviser, Sub-Adviser or State Street Bank and Trust Company (“State Street”) will not disseminate non-public information concerning the Trust, except: (i) to a party for a legitimate business purpose related to the day-to-day operations of the Fund or (ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception.
Fund Management
BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trust’s Board of Trustees. The Board is responsible for oversight of the Fund. The Board elects officers who are responsible for the day–to-day operations of the Fund. The Board oversees the Adviser and the other principal service providers of the Fund. As described in more detail below, the Board has established five standing committees that assist the Board in fulfilling its oversight responsibilities: the Audit Committee, Compliance and Risk Oversight Committee, Contracts Committee, Investment Committee and Nominating and Governance Committee (collectively, the “Committees”).
The Board is chaired by an Independent Trustee (as defined below). The Independent Chair (i) presides at Board meetings and participates in the preparation of agendas for the meetings, (ii) acts as a liaison with the Fund's officers, Adviser and other trustees between meetings and (iii) coordinates Board activities and functions with the Chair of the Committees. The Independent Chair may also perform such other functions as may be requested by the Board from time to time. The Board has determined that the Board’s leadership and committee structure is appropriate because it provides a foundation for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment. In addition, the committee structure permits an efficient allocation of responsibility among the Trustees.
The Board oversees risk as part of its general oversight of the Fund and risk is addressed as part of various Board and Committee activities. The Fund is subject to a number of risks, including investment, compliance, financial, operational and valuation risks. The Fund's service providers, which are responsible for the day-to-day operations of the Fund, apply risk management in conducting their activities. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund, and that it is not possible to develop processes and controls to eliminate all risks and their possible effects. The Audit Committee, Compliance and Risk Oversight Committee, and Investment Committee receive reports or other information from management regarding risk assessment and management. In addition, the Adviser has established an internal committee focused on risk assessment and risk management related to the operations of the Fund and the Adviser, and the chair of that committee reports to the Compliance and Risk Oversight Committee on a semi-annual basis (or more frequently if appropriate). The Compliance and Risk Oversight Committee assists the Board in overseeing the activities of the Fund's Chief Compliance Officer (“CCO”), and the CCO provides an annual report to the Compliance and Risk Oversight Committee and the Board regarding material compliance matters. The Compliance and Risk Oversight Committee and the Board receive and consider other reports from the CCO throughout the year. The Investment Committee assists the Board in overseeing investment matters. The Investment Committee receives reports from the Adviser relating to investment performance, including information regarding investment risk. The Audit Committee assists the Board in reviewing financial matters, including matters relating to financial reporting risks and valuation risks. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
TRUSTEES AND OFFICERS. The Board of Trustees has nine (9) members, eight (8) of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (“Independent Trustees” or “Non-Interested Trustees”). The Trust’s Board of Trustees (i) provides broad supervision over the affairs of the Trust and the Fund and (ii) elects officers who are responsible for the day-to-day operations of the Fund and the execution of policies formulated by the Board.
The first table below provides information about the Independent Trustees and the second table below provides information about the Trust’s “interested” trustee and the Trust’s officers.

NON-INTERESTED TRUSTEES
NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
HILARY E. ACKERMANN (1956)	Trustee	Since 2017	Ms. Ackermann served as Chief Risk Officer at Goldman Sachs Bank USA from October 2008 to November 2011.	[80]
Ms. Ackermann
served as a
Director of Dynegy,
Inc. from October
2012 until its
acquisition by
Vistra Energy
Corporation in
2018, and since
that time she has
served as a
Director of Vistra.
Ms. Ackermann
serves as a
Director of Credit
Suisse Holdings
(USA), Inc. from
January 2017 to
present.

ROBIN C. BEERY (1967)	Trustee	Since 2014
Ms. Beery has served as a consultant to ArrowMark
Partners (an alternative asset manager) since March
of 2015 and since November 2018 has been
employed by ArrowMark Partners as a Senior Advisor.
Previously, she was Executive Vice President, Head of
Distribution, for Janus Capital Group, and Chief
Executive Officer and President of the Janus Mutual
Funds (a global asset manager) from September
2009 to August 2014.
[80]
Ms. Beery serves
as an independent
Director of UMB
Financial
Corporation
(January 2015 to
present), has
chaired the
Compensation
Committee since
April 2017, and
serves on the Audit
Committee and the
Risk Committee.

DERRICK D. CEPHAS (1952)	Trustee	Since 2020
Mr. Cephas currently serves as Of Counsel to Squire
Patton Boggs LLP, an international law firm with 45
offices in 20 countries. Until his retirement in October
2020, Mr. Cephas was a Partner of Weil, Gotshal &
Manges LLP, an international law firm headquartered
in New York, where he served as the Head of the
Financial Institutions Practice (April 2011 to October
2020).
[80]
Mr. Cephas
currently serves as
a Director of
Signature Bank, a
New York-based
commercial bank,
and is a member of
the Credit
Committee,
Examining
Committee and
Risk Committee.
Mr. Cephas
currently serves as
a Director of Claros
Mortgage Trust,
Inc., a real estate
investment trust.

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
CHRISTINE R. DETRICK (1958)	Trustee and Chair of the Board	Trustee since 2017; Chair of the Board since 2021
From 2002 until 2012, Ms. Detrick was a Senior
Partner, Leader of the Financial Services Practice, and
a Senior Advisor at Bain & Company. Before joining
Bain, she served in various senior management roles
for other financial services firms and was a consultant
at McKinsey and Company.
[80]
Ms. Detrick
currently serves as
a Director of
Charles River
Associates (May
2020 to present);
currently serves as
a Director of
Capital One
Financial
Corporation (since
November 2021);
and currently
serves as a
Director of Altus
Power, Inc (since
December 2021).

JOHN J. GAUTHIER (1961)	Trustee	Since 2022
Mr. Gauthier currently is the Principal Owner of JJG
Advisory, LLC, an investment consulting firm, and Co-
Founder and Principal Owner of Talcott Capital
Partners (a placement agent for investment managers
serving insurance companies). From 2008 to 2018,
Mr. Gauthier served as a Senior Vice President (2008-
2010), Executive Vice President (2010-2012), and
President (2012-2018) of Allied World Financial
Services (a global provider of property, casualty and
specialty insurance and reinsurance solutions).
				[80]	Mr. Gauthier serves as a Director of Reinsurance Group of America, Inc. (from 2018 to present) and chairs the Investment Committee and is a member of the Audit and Risk Committees.
ANDREW A. JOHNSON (1962)	Trustee	Since 2020
Mr. Johnson currently serves as a Diversity and
Inclusion Advisor at Neuberger Berman, a private,
global investment management firm. Prior to his
current role, Mr. Johnson served as Chief Investment
Officer and Head of Global Investment Grade Fixed
Income at Neuberger Berman (January 2009 to
December 2018).
				[80]	Mr. Johnson currently serves as a Director of AGNC Investment Corp., a real estate investment trust.
PAUL L. ROSENBERG (1953)	Trustee	Since 2020
Mr. Rosenberg is a Partner of The Bridgespan Group,
a global nonprofit consulting firm that is a social
impact advisor to nonprofits, non-governmental
organizations, philanthropists and institutional
investors (October 2007 to present).
				[80]	None
DAVID SUNG (1953)	Trustee	Since 2014	Mr. Sung was a Partner at Ernst & Young LLP from October 1995 to July 2014.	[80]	Mr. Sung serves as a Trustee of Ironwood Institutional Multi- Strategy Fund, LLC and Ironwood Multi-Strategy Fund, LLC (October 2015 to present).
*
The address for each Trustee is c/o Hartford Funds 690 Lee Road, Wayne, Pennsylvania 19087.
**
Term of Office: Each Trustee holds an indefinite term until his or her retirement, resignation, removal, or death. Trustees generally must retire no later than December 31 of the year in which the Trustee turns 75 years of age.

***
The portfolios of the “Fund Complex” are operational series of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Lattice Strategies Trust, and Hartford Funds Exchange-Traded Trust.
OFFICERS AND INTERESTED TRUSTEE
NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
JAMES E. DAVEY**** (1964)	Trustee, President and Chief Executive Officer	Trustee since 2017; President and Chief Executive Officer since 2017
Mr. Davey serves as Executive Vice President of The
Hartford Financial Services Group, Inc. Mr. Davey has
served in various positions within The Hartford and its
subsidiaries and joined The Hartford in 2002.
Additionally, Mr. Davey serves as Director, Chairman,
President, and Senior Managing Director for Hartford
Funds Management Group, Inc. ("HFMG"). Mr. Davey
also serves as President, Manager, Chairman of the
Board, and Senior Managing Director for Hartford
Funds Management Company, LLC (“HFMC”);
Manager, Chairman of the Board, and President of
Lattice Strategies LLC (“Lattice”); Chairman of the
Board, Manager, and Senior Managing Director of
Hartford Funds Distributors, LLC (“HFD”); and
Chairman of the Board, President and Senior
Managing Director of Hartford Administrative Services
Company (“HASCO”), each of which is an affiliate of
HFMG.
				[80]	None
ANDREW S. DECKER (1963)	AML Compliance Officer	Since 2016
Mr. Decker serves as Chief Compliance Officer and
AML Compliance Officer of HASCO (since April 2015)
and Vice President of HASCO (since April 2018). Mr.
Decker serves as AML Officer of HFD (since May
2015). Mr. Decker also serves as Vice President of
HFMG (since April 2018). Prior to joining The Hartford,
Mr. Decker served as Vice President and AML Officer
at Janney Montgomery Scott (a broker dealer) from
April 2011 to January 2015.
				N/A	N/A
AMY N. FURLONG (1979)	Vice President	Since 2018
Ms. Furlong serves as Vice President and Assistant
Treasurer of HFMC (since September 2019). From
2018 through March 15, 2021, Ms. Furlong served as
the Treasurer of the Trust. Ms. Furlong has served in
various positions within The Hartford and its
subsidiaries in connection with the operation of the
Hartford Funds. Ms. Furlong joined The Hartford in
2004.
				N/A	N/A
WALTER F. GARGER (1965)	Vice President and Chief Legal Officer	Since 2016
Mr. Garger serves as Secretary, Managing Director
and General Counsel of HFMG, HFMC, HFD, and
HASCO (since 2013). Mr. Garger also serves as
Secretary and General Counsel of Lattice (since July
2016). Mr. Garger has served in various positions
within The Hartford and its subsidiaries in connection
with the operation of the Hartford Funds. Mr. Garger
joined The Hartford in 1995.
				N/A	N/A
THEODORE J. LUCAS (1966)	Vice President	Since 2017
Mr. Lucas serves as Executive Vice President of
HFMG (since July 2016) and as Executive Vice
President of Lattice (since June 2017). Previously, Mr.
Lucas served as Managing Partner of Lattice (2003 to
2016).
				N/A	N/A

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
JOSEPH G. MELCHER (1973)	Chief Compliance Officer and Vice President	Since 2017
Mr. Melcher serves as Executive Vice President of
HFMG and HASCO (since December 2013). Mr.
Melcher also serves as Executive Vice President
(since December 2013) and Chief Compliance Officer
(since December 2012) of HFMC, serves as Executive
Vice President and Chief Compliance Officer of Lattice
(since July 2016), serves as Executive Vice President
of HFD (since December 2013), and has served as
President and Chief Executive Officer of HFD (from
April 2018 to June 2019).
				N/A	N/A
VERNON J. MEYER (1964)	Vice President	Since 2016
Mr. Meyer serves as Managing Director and Chief
Investment Officer of HFMC and Managing Director of
HFMG (since 2013). Mr. Meyer also serves as Senior
Vice President-Investments of Lattice (since March
2019). Mr. Meyer has served in various positions
within The Hartford and its subsidiaries in connection
with the operation of the Hartford Funds. Mr. Meyer
joined The Hartford in 2004.
				N/A	N/A
DAVID A. NAAB (1985)	Vice President and Treasurer	Since 2021
Mr. Naab serves as Vice President and Assistant
Treasurer of HFMC (since June 2021). Prior to joining
HFMC in 2021, Mr. Naab served in various positions
as an associate, senior associate, manager, senior
manager, and director within the investment
management, financial services, and asset & wealth
management practice groups of
PricewaterhouseCoopers, LLP from 2007 to 2020.
				N/A	N/A
ALICE A. PELLEGRINO (1960)	Vice President and Assistant Secretary	Since 2016
Ms. Pellegrino is Deputy General Counsel for HFMG
(since April 2022) and currently serves as Vice
President of HFMG (since December 2013). Ms.
Pellegrino also serves as Vice President and
Assistant Secretary of Lattice (since June 2017). Ms.
Pellegrino has served in various positions within The
Hartford and its subsidiaries in connection with the
operation of the Hartford Funds. Ms. Pellegrino joined
The Hartford in 2007.
				N/A	N/A
THOMAS R. PHILLIPS (1960)	Vice President and Secretary	Since 2017
Mr. Phillips is Deputy General Counsel for HFMG and
currently serves as a Senior Vice President (since
June 2021) and Assistant Secretary (since June
2017) for HFMG. Mr. Phillips also serves as Vice
President of HFMC (since June 2021). Prior to joining
HFMG in 2017, Mr. Phillips was a Director and Chief
Legal Officer of Saturna Capital Corporation from
2014–2016. Prior to that, Mr. Phillips was a Partner
and Deputy General Counsel of Lord, Abbett & Co.
LLC.
				N/A	N/A
*
The address for each officer and Trustee is c/o Hartford Funds 690 Lee Road, Wayne, Pennsylvania 19087.
**
Term of Office: Each Trustee holds an indefinite term until the Trustee’s retirement, which must be no later than December 31 of the year in which the Trustee turns 75 years of age, or the Trustee’s resignation, removal, or death prior to the Trustee’s retirement. Each Fund officer generally serves until his or her resignation, removal or death.
***
The portfolios of the “Fund Complex” are operational series of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Lattice Strategies Trust, and Hartford Funds Exchange-Traded Trust.
****
“Interested person,” as defined in the 1940 Act, of the Trust because of the person’s affiliation with, or equity ownership of HFMC or affiliated companies.
All trustees and officers of the Trust also hold corresponding positions with The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and Hartford Funds Exchange-Traded Trust.

STANDING COMMITTEES. As described in more detail below, the Board has established five standing committees that assist the Board in fulfilling its oversight responsibilities: the Audit Committee; Compliance and Risk Oversight Committee; Contracts Committee; Investment Committee; and Nominating and Governance Committee (collectively, the “Committees”). The Trust does not have a standing compensation committee; however, the Nominating and Governance Committee is responsible for making recommendations to the Board regarding the compensation of the non-interested members of the Board. The Board has adopted written charters for the Audit Committee, the Compliance and Risk Oversight Committee, the Investment Committee, and the Nominating and Governance Committee.
The Audit Committee currently consists of the following non-interested trustees: Hilary E. Ackermann, Derrick D. Cephas, Paul L. Rosenberg, and David Sung. The Audit Committee (i) oversees the Fund's accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (ii) assists the Board of Trustees in its oversight of the qualifications, independence and performance of the Fund's independent registered public accounting firm; the quality, objectivity and integrity of the Fund's financial statements and the independent audit thereof; and the performance of the Fund's internal audit function; and (iii) acts as a liaison between the Fund's independent registered public accounting firm and the full Board. The Fund's independent registered public accounting firm reports directly to the Audit Committee, and the Audit Committee regularly reports to the Board of Trustees.
Management is responsible for maintaining appropriate systems for accounting. The Trust’s independent registered public accounting firm is responsible for conducting a proper audit of the Fund’s financial statements and is ultimately accountable to the Audit Committee. The Audit Committee has the ultimate authority and responsibility to select (subject to approval by the non-interested trustees and ratification by the Trust shareholders, as required) and evaluate the Trust's independent registered public accounting firm, to determine the compensation of the Trust's independent registered public accounting firm and, when appropriate, to replace the Trust's independent registered public accounting firm.
The Compliance and Risk Oversight Committee currently consists of Hilary E. Ackermann, Derrick D. Cephas, Paul L. Rosenberg, and David Sung. The Compliance and Risk Oversight Committee assists the Board in its oversight of the adoption and implementation of compliance and enterprise risk management policies and procedures.
The Contracts Committee currently consists of all non-interested trustees of the Trust: Hilary E. Ackermann; Robin C. Beery; Derrick D. Cephas; Christine R. Detrick; John J. Gauthier; Andrew A. Johnson; Paul L. Rosenberg; and David Sung. The Contracts Committee assists the Board in its consideration and review of fund contracts and the consideration of strategy-related matters.
The Investment Committee currently consists of Robin C. Beery, John J. Gauthier; and Andrew A. Johnson. The Investment Committee assists the Board in its oversight of the Fund's investment performance and related matters.
The Nominating and Governance Committee currently consists of all non-interested trustees of the Trust: Hilary E. Ackermann; Robin C. Beery; Derrick D. Cephas; Christine R. Detrick; John J. Gauthier; Andrew A. Johnson; Paul L. Rosenberg; and David Sung. The Nominating and Governance Committee: (i) screens and selects candidates to the applicable Board of Trustees and (ii) periodically reviews and evaluates the compensation of the non-interested trustees and makes recommendations to the Board of Trustees regarding the compensation of, and expense reimbursement policies with respect to, non-interested trustees. The Nominating and Governance Committee is also authorized to consider and make recommendations to the Board regarding governance policies, including, but not limited to, any retirement policy for non-interested trustees. The Nominating and Governance Committee will consider nominees recommended by shareholders for non-interested trustee positions if a vacancy among the non-interested trustees occurs and if the nominee meets the Committee’s criteria.
During the fiscal year ended September 30, 2021, the above referenced committees (or sub-committee thereof) met the following number of times: Audit Committee — 5 times, Investment Committee — 6 times, Nominating and Governance Committee — 7 times, Contracts Committee — 1 time and Compliance and Risk Oversight Committee — 4 times.
INDIVIDUAL TRUSTEE QUALIFICATIONS. The Board has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Fund provided to him or her by management, to identify and request other information he or she may deem relevant to the performance of his or her duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his or her business judgment in a manner that serves the best interests of the Fund’s shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.
Hilary E. Ackermann. Ms. Ackermann has served as an independent Board member since September 2014. She has served as Chair of the Compliance and Risk Oversight Committee since 2016. Ms. Ackermann has over 25 years of credit, financial and risk management experience, including serving as the chief risk officer at a New York-chartered bank.
Robin C. Beery. Ms. Beery has served as an independent Board member since 2017. She has served as Chair of the Nominating and Governance Committee since January 1, 2021. Ms. Beery is an experienced business executive with over 30 years of experience in the financial services industry, including extensive experience as a senior executive overseeing the global distribution of mutual funds and institutional strategies for a large investment adviser.

James E. Davey. Mr. Davey has served as a Board member since 2012 and President and Chief Executive Officer of the Hartford Funds since 2010. Mr. Davey joined The Hartford Financial Services Group, Inc. (“The Hartford”) in 2002 and has served in various positions within The Hartford and its subsidiaries. Prior to joining The Hartford, Mr. Davey served in various management roles at Merrill Lynch, including director of 401(k) alliance management and director of corporate and institutional 401(k) product management, overseeing product profitability and marketing strategy. Mr. Davey has served on the Board of Governors for the Investment Company Institute (ICI).
Derrick D. Cephas. Mr. Cephas has more than forty years of experience as an attorney practicing in the banking, corporate, and financial services industries. He currently is a Partner of an international law firm and also serves as a director of a commercial bank. Mr. Cephas previously served in senior executive roles in state banking and other regulatory agencies and served as the chief executive officer of one of the largest privately owned banks in the U.S.
Christine R. Detrick. Ms. Detrick has served as an independent Board member since 2016. She has served as Chair of the Board and the Contracts Committee since November 2021. She served as Chair of the Investment Committee from August 2019 until November 2021. Ms. Detrick has over 30 years of experience leading and advising financial services companies and investors. She previously served as a director, head of the Americas financial services practice and senior advisor at a management consulting firm, and as the chief executive officer of a private savings bank.
John J. Gauthier. Mr. Gauthier has served as an Independent Board member since January 2022 and is a member of the Board’s Investment Committee. Mr. Gauthier is an investment senior executive with 30 years of experience overseeing investment portfolios for insurance companies and has served as a chief investment officer and in chief executive officer positions. Mr. Gauthier also is the principal owner of an investment consulting firm and a principal owner of an investment manager placement agency, each of which serves clients in the insurance industry.
Andrew A. Johnson. Mr. Johnson has served as Chair of the Investment Committee since November 2021. Mr. Johnson has over 30 years of experience as an investment professional responsible for a range of fixed-income and multi-asset class products. He currently serves as a diversity and inclusion advisor at a global investment management firm. In his previous roles, Mr. Johnson served as a chief investment officer, senior executive and portfolio manager.
Paul L. Rosenberg. Mr. Rosenberg has over 40 years of experience as a senior executive, strategy consultant, and senior official serving in the U.S. government. He currently is a partner of a non-profit strategy consulting firm. Mr. Rosenberg was previously a partner of a premier for-profit strategy consulting firm.
David Sung. Mr. Sung has served as an independent Board member since 2014. He has served as Chair of the Audit Committee since November 2019. Mr. Sung is an experienced financial services and auditing professional with over 37 years of experience serving clients in the investment management business.
References to the experience, attributes and skills of Trustees above are pursuant to requirements of the SEC and do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.
In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund.
COMPENSATION OF OFFICERS AND TRUSTEES. No director, officer, or employee of Lattice, or its parent or subsidiaries, receives any compensation from the Trust for serving as an officer or Trustee of the Trust.
The chart below sets forth the compensation paid to the following Trustees for the fiscal year ended September 30, 2021 and certain other information.
Name of Person, Position	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex Paid to Trustees
Hilary E. Ackermann, Trustee	$5,807	None	None	$342,500
Robin C. Beery, Trustee	$5,401	None	None	$320,000
Lynn S. Birdsong, Trustee*	$8,271	None	None	$486,500
Derrick D. Cephas, Trustee	$5,037	None	None	$297,500
Christine R. Detrick, Trustee	$5,807	None	None	$342,500
John J. Gauthier**	$0	None	None	$0
Andrew A. Johnson, Trustee	$5,037	None	None	$297,500
Paul L. Rosenberg, Trustee	$5,037	None	None	$297,500
Lemma W. Senbet, Trustee*	$5,037	None	None	$297,500
David Sung, Trustee	$5,807	None	None	$342,500
* Messrs. Birdsong and Senbet retired as Trustees of the Board effective December 31, 2021.
** Mr. Gauthier became a Trustee of the Board effective January 1, 2022.

OWNERSHIP OF FUND SHARES. The following tables disclose the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2021 (i) in the Fund and (ii) on an aggregate basis in any registered investment companies overseen by the trustee within the same family of investment companies:
NON-INTERESTED TRUSTEES
NAME OF TRUSTEE	FUND	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
Hilary E. Ackermann	N/A	N/A	Over $100,000
Robin C. Beery	N/A	N/A	Over $100,000
Derrick D. Cephas	N/A	N/A	None
Christine R. Detrick	N/A	N/A	Over $100,000
John J. Gauthier*	N/A	N/A	Over $100,000
Andrew A. Johnson	N/A	N/A	None
Paul L. Rosenberg	N/A	N/A	None
David Sung	N/A	N/A	None
*Mr. Gauthier became a Trustee of the Board effective January 1, 2022.
INTERESTED TRUSTEE
NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
James E. Davey	N/A	Over $100,000

Control Persons and Principal Security Holders
As of the date of this SAI, the Fund had not commenced operations, and, therefore, the officers and trustees of the Trust as a group beneficially owned no shares of the Fund and there were no control persons of the Fund.
Investment Advisory Arrangements
The Trust, on behalf of the Fund, has entered into an investment advisory agreement with Lattice. Lattice, whose principal business address is 690 Lee Road, Wayne, Pennsylvania 19087, was organized in 2003. The investment advisory agreement provides that Lattice, subject to the supervision and approval of the Trust’s Board of Trustees, is responsible for the management of the Fund. In addition, Lattice, its affiliate(s) – including HFMC – or certain third-party service providers provide administrative services to the Trust, including personnel, services, equipment and facilities and office space for proper operation of the Trust.
Lattice administers the business and affairs of the Fund. With respect to the Fund, Lattice may retain and compensate the sub-adviser that invests and reinvests the assets of the Fund pursuant to the sub-advisory agreement with Lattice. In this regard, Lattice will, whether directly or through engagement of a sub-adviser, regularly provide the Fund with research, advice and supervision, and will furnish continuously an investment program for the Fund consistent with the investment objectives and policies of the Fund. Lattice shall also monitor, supervise and oversee the sub-adviser. Among other services, Lattice: (i) provides and, as necessary, reevaluates and updates the investment objectives and parameters, asset classes, and risk profiles of the Fund; (ii) determines, as permitted through the engagement of the sub-adviser, what securities and other financial instruments should be purchased for the Fund and the portion of the Fund's portfolio to be held in cash; (iii) monitors the Fund's performance and examines and recommends ways to improve performance; (iv) meets with and monitors the sub-adviser to confirm its compliance with the Fund's investment strategies and policies and for its adherence to legal and compliance procedures; (v) researches and recommends the sub-adviser or portfolio managers for the Fund; and (vi) reports to the Board on the performance of the Fund and recommends action as appropriate.
Among other services, Lattice: (i) assists in all aspects of the Fund's operations, including the supervision and coordination of service providers (e.g., the custodian, transfer agent or other shareholder servicing agents, accountants, and attorneys), and serves as the liaison between such service providers and the Board; (ii) drafts and negotiates agreements between service providers and the Trust; (iii) prepares meeting materials for the Trust's Board and produces such other materials as the Board may request; (iv) coordinates and oversees filings with the SEC; (v) develops and implements compliance programs for the Fund; (vi) provides day-to-day legal and regulatory support for the Fund; (vii) assists the Fund in the handling of regulatory examinations; and (viii) makes reports to the Board regarding the performance of the Fund's investment manager.
With respect to the Fund, Lattice has entered into an investment sub-advisory agreement with Mellon. Mellon’s principal business address is BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108-4408. Under the investment sub-advisory agreement, Mellon, subject to the general supervision of the Trust’s Board of Trustees and Lattice, is responsible for (among other things) the investment and reinvestment of the assets of the Fund and furnishing the Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for the Fund.
As provided by the investment advisory agreement, the Fund pays Lattice an investment advisory fee that is accrued daily and paid monthly, equal on an annual basis to a stated percentage of the Fund’s average daily net assets. With respect to the Fund, Lattice (not the Fund) pays the sub-advisory fees to the Sub-Adviser.
ADVISORY FEES
The Fund pays a monthly management fee to Lattice based on a stated percentage for the Fund’s average daily net asset value as follows:
FUND	ANNUAL RATE
Hartford Disciplined US Equity ETF	[x.xx%]
Under the investment advisory agreement, Lattice shall pay all expenses of the Trust, except for: (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the advisory fee payable to Lattice under the investment advisory agreement.
ADVISORY FEE PAYMENT HISTORY
Because the Fund has not commenced operations as of the date of this SAI, there is no advisory fee or sub-advisory fee payment information for the Fund.

Pursuant to the investment advisory agreement, Lattice is not liable to the Fund for an error of judgment or for any loss suffered by the Fund in connection with the matters to which its agreement relates, except a loss resulting from a breach of fiduciary duty with respect to a receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Lattice in the performance of its duties or from its reckless disregard of the obligations and duties under the agreement.
Pursuant to the investment sub-advisory agreement, the Sub-Adviser must exercise due care and diligence when discharging its duties under the sub-advisory agreement and use the same care and skill in providing its services under the sub-advisory agreement as it uses in providing services to other investment companies, accounts and customers. Unless the Sub-Adviser acts in bad faith, in willful misconduct, with gross negligence or with reckless disregard of its duties under the sub-advisory agreement or under applicable law, the Sub-Adviser is not liable to the Trust, the Fund, Lattice or its affiliates for any of its acts or omissions, or any acts or omissions of any other person or entity, in the course of or connected with the Sub-Adviser performing its obligations under the sub-advisory agreement. If the Sub-Adviser acts in bad faith, in willful misconduct, with gross negligence or with reckless disregard of its duties under the sub-advisory agreement or under applicable law, the Sub-Adviser is responsible for indemnifying and holding harmless the Trust, Lattice and each of their respective affiliates from all claims, losses, expenses, obligations and liabilities (including reasonable attorney’s fees) resulting from: (1) any material misstatement or omission of a material fact in information regarding the Sub-Adviser furnished in writing to the Adviser for the purpose of inclusion in any Fund’s current registration statement; (2) a material breach of any of the representations, warranties, covenants or obligations of the Sub-Adviser with respect to the investment sub-advisory agreement; or (3) any willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Sub-Adviser in the performance of its duties and obligations under the investment sub-advisory agreement (except to the extent that the loss results from Lattice’s or the Trust’s willful misfeasance, bad faith, negligence, or reckless disregard in the performance of their respective duties and obligations under the sub-advisory agreement or the applicable investment advisory agreement).
HFMC provides the Fund with accounting services pursuant to a fund accounting agreement by and between the Trust, on behalf of the Fund, and HFMC. HFMC is not entitled to any compensation under this agreement. HFMC has delegated certain accounting service functions to State Street Bank and Trust Company. The costs and expenses of such delegation are borne by HFMC, not by the Fund.
Portfolio Managers
OTHER ACCOUNTS SUB-ADVISED OR MANAGED BY MELLON PORTFOLIO MANAGERS
The following table lists the number and types of other accounts sub-advised or managed by the Fund’s portfolio managers and assets under management in those accounts as of [insert date]:
PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in millions)	OTHER POOLED INVESTMENT VEHICLES	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)
Marlene Walker Smith	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Todd Frysinger, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
David France, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Michael Stoll	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Vlasta Sheremeta, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
There are no performance fees associated with any of these accounts.
CONFLICTS OF INTEREST BETWEEN THE FUND SUB-ADVISED BY MELLON PORTFOLIO MANAGERS AND OTHER ACCOUNTS
It is the policy of Mellon Investments Corporation (the “Firm”) to make business decisions free from conflicting outside influences. The Firm’s objective is to recognize potential conflicts of interest and work to eliminate or control and disclose such conflicts as they are identified. The Firm’s business decisions are based on its duty to its clients, and not driven by any personal interest or gain. As an asset manager operating in a number of different jurisdictions with a diverse client base in a variety of strategies, conflicts of interest are inherent. Furthermore, as an indirect subsidiary of The Bank of New York Mellon Corporation (“BNYM”), potential conflicts may also arise between the Firm and other BNYM companies.
The Firm will take steps to provide reasonable assurance that no client or group of clients is advantaged at the expense of any other client. As such, the Firm has adopted a Code of Ethics (the “Code”) and compliance policy manual to address such conflicts. These potential and inherent conflicts include but are not limited to: the allocation of investment opportunities, side by side management, execution of portfolio transactions, brokerage conflicts, compensation conflicts, related party arrangements, personal interests, and other investment and operational conflicts of interest. Our compliance policies are designed to ensure that all client accounts are treated equitably over time. Additionally, the Firm has structured compensation of investment personnel to reasonably safeguard client accounts from being adversely impacted by any potential or related conflicts.

All material conflicts of interest are presented in greater detail within Part 2A of our Form ADV.
COMPENSATION OF MELLON PORTFOLIO MANAGERS
The firm’s rewards program is designed to be market-competitive and align our compensation with the goals of our clients. This alignment is achieved through an emphasis on deferred awards, which incentivizes our investment personnel to focus on long-term alpha generation.
Our incentive model is designed to compensate for quantitative and qualitative objectives achieved during the performance year. An individual’s final annual incentive award is tied to the firm’s overall performance, the team’s investment performance, as well as individual performance.
Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles. Annual incentive as a percentage of fixed pay varies with the profitability of the firm and the product team.
The following factors encompass our investment professional rewards program.
•
Base salary
•
Annual cash incentive
•
Long-Term Incentive Plan
•
Deferred cash for investment
•
BNY Mellon restricted stock units
Awards for selected senior portfolio managers are based on a two-stage model: an opportunity range based on the current level of business and an assessment of long-term business value. A significant portion of the opportunity awarded is structured and based upon the performance of the portfolio manager’s accounts relative to the performance of appropriate peers, with longer-term performance more heavily weighted.
EQUITY SECURITIES BENEFICIALLY OWNED BY MELLON PORTFOLIO MANAGERS
Because the Fund had not commenced operations as of the date of this SAI, the Fund’s portfolio managers did not own any equity securities in the Fund as of that date.

Portfolio Transactions and Brokerage
The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities.
Subject to any policy established by the Trust’s Board of Trustees and Lattice, the Sub-Adviser is primarily responsible for the daily investment of the assets of the Fund and the placing of its portfolio transactions. In placing brokerage orders, it is the policy of the Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Fund does not necessarily pay the lowest possible spread or commission. Lattice may instruct the Sub-Adviser to direct certain brokerage transactions, using best efforts, subject to obtaining best execution, to broker/dealers in connection with a commission recapture program used to defray fund expenses for the Fund.
The Sub-Adviser generally deals directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, the Sub-Adviser may effect certain “riskless principal” transactions through certain dealers in the over-the-counter market under which “commissions” are paid on such transactions. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.
While the Sub-Adviser seeks to obtain the most favorable net results in effecting transactions in the Fund’s portfolio securities, broker-dealers who provide investment research to the Sub-Adviser may receive orders for transactions from the Sub-Adviser. Such research services ordinarily consist of assessments and analyses of or affecting the business or prospects of a company, industry, economic sector or financial market. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Sub-Adviser may cause the Fund to pay a broker-dealer that provides “brokerage and research services” (as defined in the 1934 Act) to the Sub-Adviser an amount in respect of securities transactions for the Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction. See “Soft Dollar Practices” below.
To the extent that accounts managed by the Sub-Adviser are simultaneously engaged in the purchase of the same security as the Fund, then, as authorized by the Trust’s Board of Trustees, available securities may be allocated to the Fund and another client account and may be averaged as to price in a manner determined by the Sub-Adviser to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by the Fund. In some cases, this system might adversely affect the price paid by the Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for the Fund (for example, in the case of a small issue).
Accounts managed by the Sub-Adviser (or its affiliates) may hold securities also held by the Fund. Because of different investment objectives or other factors, a particular security may be purchased by the Sub-Adviser for one client when one or more other clients are selling the same security.
Commission rates are established by country and trade method used to execute a given order. Any changes in the amount of brokerage commissions paid by the Fund are due to these factors as well as the Fund’s asset growth, cash flows and changes in portfolio turnover.
SOFT DOLLAR PRACTICES. The Sub-Adviser is responsible for the day-to-day portfolio management activities of the Fund, including effecting securities transactions. As noted above, to the extent consistent with Section 28(e) of the 1934 Act, the Sub-Adviser may obtain “soft dollar” benefits in connection with the execution of transactions for the Fund. The Sub-Adviser may cause the Fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). Information so received is in addition to and not in lieu of the services that the Sub-Adviser is required to perform under the applicable investment sub-advisory agreement. In circumstances where two or more broker-dealers are equally capable of providing best execution, the Sub-Adviser may, but is under no obligation to, choose the broker-dealer that provides superior research or analysis as determined by the Sub-Adviser in its sole discretion. Neither the advisory fees nor the sub-advisory fees paid by the Fund are reduced because the Sub-Adviser or its affiliates receive these services even though the Sub-Adviser or its affiliates might otherwise be required to purchase some of these services for cash. Some of these services are of value to the Sub-Adviser or its affiliates in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the Sub-Adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.
Because the Fund had not commenced operations as of the date of this SAI, no information regarding brokerage commissions paid to firms selected in recognition of research services is available.

Because the Fund had not commenced operations as of the date of this SAI, no information regarding the Fund’s investments in securities issued by the Fund’s regular brokers or dealers (as defined under Rule 10b-1 of the 1940 Act) is available.
Fund Expenses
Lattice shall pay all expenses of the Trust, except for: (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the advisory fee payable to Lattice under the investment advisory agreement. The payment or assumption by Lattice of any expense of the Trust that Lattice is not required by the investment advisory agreement to pay or assume shall not obligate Lattice to pay or assume the same or any similar expense of the Trust on any subsequent occasion. In addition, the Fund (and not the Adviser) will indirectly bear a pro rata share of fees and expenses incurred by any investment companies, including business development companies, in which the Fund is invested.
Distribution Arrangements
GENERAL
ALPS serves as the principal underwriter and distributor for the Fund pursuant to a Distribution Agreement initially approved by the Trust’s Board of Trustees and the Fund's sole initial shareholder. ALPS’ principal business address is 1290 Broadway, Suite 1000, Denver, Colorado 80203. ALPS is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). The Distribution Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the trustees of the Trust, including a majority of the trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of the Trust, or (2) by the vote of a majority of the outstanding voting securities of the Fund. ALPS will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. ALPS may enter into participant agreements (“Participant Agreements”) with other broker-dealers or other qualified financial institutions with respect to creations and redemptions of Creation Units.
ADDITIONAL COMPENSATION PAYMENTS TO FINANCIAL INTERMEDIARIES. As stated in the prospectus under Payments to Financial Intermediaries and Other Entities, Lattice and/or its affiliates may make additional compensation payments out of their own assets, and not as an expense to or out of the assets of the Fund, to Financial Intermediaries for access to brokerage platforms or distribution channels and/or for support and/or services related to activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about the Fund or for other activities, such as participation in marketing activities and presentations, educational training programs, and the support of technology platforms and/or reporting systems, all of which are intended to encourage the sale of Fund shares. Lattice and/or its affiliates may also make payments to Financial Intermediaries for the provision of analytical or other data to Lattice or its affiliates relating to sales of Fund Shares. For these reasons, (1) if your Financial Intermediary receives greater payments with respect to the Fund than it receives with respect to other products, it may be more inclined to sell you shares of the Fund rather than another product and/or (2) if your Financial Intermediary receives greater payments with respect to the Fund, such payments may create an incentive for the Financial Intermediary to favor the Fund rather than other fund companies or investment products for which it may receive a lower payment. You may contact your Financial Intermediary if you want additional information regarding any additional payments it receives (“Additional Payments”). These Additional Payments, which would be in addition to commissions, account fees or other charges that your Financial Intermediary may assess, may create an incentive for your Financial Intermediary to sell and recommend the Fund over other products for which it may receive less compensation.
COMMISSIONS TO DEALERS
Because the Fund had not commenced operations as of the date of this SAI, there is no information regarding the aggregate dollar amount of commissions received by ALPS for the sale of Fund shares.
DISTRIBUTION PLAN
The Board has approved the adoption of a distribution plan (a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for shares of the Fund. Pursuant to the Plan, the Fund may pay ALPS a fee of up to 0.25% of the average daily net assets attributable to shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. However, no 12b-1 Plan fee is currently charged to the Fund, and there are no plans in place to impose a 12b-1 Plan fee.

The 12b-1 Plan fee may only be imposed or increased when the Board of Trustees determines that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time it will increase the cost of an investment in the Fund. The 12b-1 Plan fee may cost an investor more than other types of sales charges.
GENERAL. Distribution fees paid to ALPS, if authorized by the Board in the future, may be spent on any activities or expenses primarily intended to result in the sale of the Fund’s shares including, but not limited to: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell the Fund’s shares; (b) compensation to employees of ALPS; (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of ALPS incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information; and (d) the costs of preparation, printing and mailing reports used for sales literature and related expenses, advertisements and other distribution related expenses (including personnel of ALPS). If authorized by the Board in the future, service fees paid under the Plan are payments for the provision of personal service and/or the maintenance of shareholder accounts. The Plan is considered a compensation type plan, which means that the Fund pays ALPS the entire fee, if authorized by the Board in the future, regardless of ALPS’ expenditures. Even if ALPS’ actual expenditures exceed the fee payable to ALPS, if authorized by the Board in the future, at any given time, the Fund will not be obligated to pay more than that fee. If ALPS’ actual expenditures are less than the fee payable to ALPS, if authorized by the Board in the future, at any given time, ALPS may realize a profit from the arrangement.
The Plan was adopted by a majority vote of the Board of Trustees of the Trust, including at least a majority of trustees who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan. In approving the Plan, the trustees identified and considered a number of potential benefits that the Plan may provide to the Fund and its shareholders. Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the trustees of the Trust in the manner described above. The Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected by the increase, and material amendments to the Plan must also be approved by the Board of Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the trustees of the Trust who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” of the Fund. The Plan will automatically terminate in the event of its assignment.
Creation and Redemption of Shares
The Trust will issue and sell shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Participant Agreement, on any Business Day (as defined below).
In its discretion, Lattice reserves the right to increase or decrease the number of the Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
A “Business Day” with respect to the Fund is each day the New York Stock Exchange (“NYSE” or the “Exchange”) is open. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day.
The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than its regularly scheduled closing time. The Trust reserves the right to reprocess creation and redemption transactions that were initially processed at a NAV other than the Fund’s official closing NAV (as the same may be subsequently adjusted), and to recover amounts from (or distribute amounts to) Authorized Participants based on the official closing NAV. The Trust reserves the right to advance the time by which creation and redemption orders must be received for same business day credit as otherwise permitted by the SEC.
FUND DEPOSIT
The consideration for purchase of Creation Units will generally consist of Deposit Securities and the Cash Component (together, the “Fund Deposit”), or, as permitted or required by the Fund, other in-kind securities and/or cash. The portfolio of securities required in the Fund Deposit may be different than the portfolio of securities the Fund will deliver upon redemption of Fund shares. Due to various legal and operational constraints in certain asset classes or countries in which the Fund invests, Creation Units of the Fund may be issued wholly or partially for cash. The Deposit Securities and Cash Component are subject to any adjustments, as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities and Cash Component is made available.
The function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash

Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant. The Cash Component may also include a “Dividend Equivalent Payment,” which enables the Fund to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Fund with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the Fund and ends on the next ex-dividend date.
The State Street Bank and Trust Company (the “Transfer Agent”), through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the identity and the required number or amount of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day). Such Fund Deposit is applicable, subject to any adjustments, as described below, in order to effect purchases of Creation Units of the Fund until such time as the next announced composition of the Fund Deposit is made available.
The Trust reserves the right to accept a basket of securities or cash that differs from a published or transacted Fund Deposit or to permit or require the substitution of an amount of cash (a “cash-in-lieu” amount), or the substitution of a security, to replace any Deposit Security for any reason at the Trust’s sole discretion but is not required to do so. With respect to the Fund, the adjustments to the proportions of Deposit Securities described above will reflect changes known to HFMC on the date of announcement to be in effect by the time of delivery of the Fund Deposit or from stock splits and other corporate actions.
PROCEDURES FOR CREATING CREATION UNITS
To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party,” i.e. a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a participant of DTC (“DTC Participant”) and must have executed a Participant Agreement with the Distributor (and accepted by the Transfer Agent), with respect to creations and redemptions of Creation Units (discussed below). A Participating Party or DTC Participant who has executed a Participant Agreement is referred to as an “Authorized Participant.” All shares of the Fund, however created, will be entered on the records of DTC in the name of its nominee for the account of a DTC Participant.
Except as described below, and in all cases subject to the terms of the applicable Participant Agreement, all orders to create Creation Units of the Fund must be received by the Transfer Agent no later than 4:00 p.m., Eastern time ("Order Cutoff Time") in each case on the date such order is placed for creation of Creation Units to be effected based on the NAV of shares of the Fund as next determined after receipt of an order in proper form. A “Custom Order” may be placed by an Authorized Participant in the event that the Fund accepts (or delivers, in the case of a redemption) a basket of securities or cash that differs from the published Deposit Securities or Fund Securities (discussed below). Custom Orders must be received by the Transfer Agent at such earlier time as provided in the Participant Agreement. On days when the Exchange closes earlier than normal (such as the day before a holiday), the Fund will require standard orders to create Creation Units to be placed by the earlier closing time and Custom Orders to create Creation Units must be received no later than one hour prior to the earlier closing time. Notwithstanding the foregoing, the Trust may, but is not required to, permit orders, including Custom Orders, until 4:00 p.m., Eastern time, or until the market close (in the event the Exchange closes early). The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant through the Transfer Agent’s electronic order system or by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent, Distributor or an Authorized Participant.
All investor orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Fund will have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor. A limited number of broker-dealers are expected to execute a Participant Agreement and only a small number of such Authorized Participants are expected to have international capabilities.
Creation Units may be created in advance of the receipt by the Trust of all or a portion of the Fund Deposit. In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of the Fund Deposit and will be required to post collateral with the Trust consisting of cash at least equal to a percentage of the marked-to-market value of such missing portion(s) that is specified in the Participant Agreement. The Trust may use such collateral to buy the missing portion(s) of the Fund

Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of such collateral. The Trust will have no liability for any such shortfall. The Trust will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received by the Transfer Agent and deposited into the Trust.
Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.
Orders to create Creation Units of the Fund may be placed through the Clearing Process using procedures applicable to domestic funds for domestic securities (“Domestic Funds”) (see “Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process using the procedures applicable to either Domestic Funds or foreign funds for foreign securities (“Foreign Funds”) (see “—Placement of Creation Orders Outside Clearing Process—Domestic Funds” and “—Placement of Creation Orders Outside Clearing Process—Foreign Funds”). In the event that the Fund includes both domestic and foreign securities, the time for submitting orders is as stated in the “Placement of Creation Orders Outside Clearing Process—Foreign Funds” and “Placement of Redemption Orders Outside Clearing Process—Foreign Funds” sections below shall operate.
PROCEDURES FOR CREATING CUSTOM BASKETS
Creation and redemption baskets may differ, and the Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of the Fund’s portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that is negotiated with and/or contains bespoke cash substitutions for a single Authorized Participant on the same business day. The Fund has adopted policies and procedures that govern the construction and acceptance of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are designed in the best interests of the Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the Adviser or the Sub-Adviser who are required to review each custom basket for compliance. In addition, when constructing custom baskets for redemptions, the tax efficiency of the Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant.
PLACEMENT OF CREATION ORDERS USING CLEARING PROCESS
Fund Deposits created through the Clearing Process, if available, must be delivered through a Participating Party that has executed a Participant Agreement.
The Participant Agreement authorizes the Transfer Agent to transmit to NSCC on behalf of the Participating Party such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions from the Transfer Agent to NSCC, the Participating Party agrees to transfer the requisite Deposit Securities (or contracts to purchase such Deposit Securities that are expected to be delivered in a “regular way” manner by the second (2nd) Business Day) and the Cash Component to the Trust, together with such additional information as may be required by the Transfer Agent and the Distributor as set forth in the Participant Agreement. An order to create Creation Units of the Fund through the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Order Cutoff Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. All orders are subject to acceptance by the Distributor.
PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS—DOMESTIC FUNDS
Fund Deposits created outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units of the Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust no later than 11:00 a.m. Eastern time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Transfer Agent through the Federal Reserve wire system in a timely manner so as to be received by the Transfer Agent no later than 2:00 p.m. Eastern time on the next Business Day immediately following the Transmittal Date. An order to create Creation Units of the Fund outside the Clearing Process will be deemed received by the Transfer Agent on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Order Cutoff Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Transfer Agent does not receive both the requisite Deposit Securities and the Cash Component in a timely fashion on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Transfer Agent, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the current NAV of the Fund. The delivery of Creation Units so created will occur no later than the second (2nd) Business Day following the day on which the creation order is deemed received by the Transfer Agent.
Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See “Creation Transaction Fee” section below.)
PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS—FOREIGN FUNDS
The Transfer Agent will inform the Distributor, HFMC and State Street Bank and Trust Company (“the Custodian”) upon receipt of a Creation Order. The Custodian will then provide such information to the appropriate subcustodian. For the Fund, the Custodian will cause the subcustodian of the Fund to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash-in-lieu” amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The Trust must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the creation transaction fee described below.
Once the Distributor has accepted a creation order, the Transfer Agent will confirm the issuance of a Creation Unit of the Fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. The Transfer Agent will then transmit a confirmation of acceptance of such order.
Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component and applicable transaction fee have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian, the Distributor and HFMC will be notified of such delivery and the Transfer Agent will issue and cause the delivery of the Creation Units.
ACCEPTANCE OF CREATION ORDERS
The Trust and the Distributor reserve the absolute right to reject or revoke acceptance of a creation order transmitted to it in respect to the Fund, for example if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) acceptance of the Fund Deposit would have certain adverse tax consequences to the Fund; (iv) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (v) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or HFMC, have an adverse effect on the Trust or the rights of beneficial owners of the Fund; or (vi) in the event that circumstances outside the control of the Trust, the Transfer Agent, the Distributor or HFMC make it for all practical purposes impossible to process creation orders. The Distributor shall notify the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. Neither the Trust, the Transfer Agent, the Distributor nor HFMC are under any duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.
All questions as to the number of shares of Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered and the amount and form of the Cash Component, as applicable, shall be determined by the Trust, and the Trust’s determination shall be final and binding.
CREATION TRANSACTION FEE
A creation transaction fee payable to the Custodian is imposed on each creation transaction regardless of the number of Creation Units purchased in the transaction, as described in the table below. Where the Trust permits or specifies cash creations, an Authorized Participant submitting a cash creation order may also be assessed a variable transaction fee on the cash portion of its order up to a maximum amount as indicated in the table below.
FUND	STANDARD CASH TRANSACTION FEE*	STANDARD IN-KIND TRANSACTION FEE*	MAXIMUM VARIABLE TRANSACTION FEE**
Hartford Disciplined US Equity ETF	$[ ]	$[ ]	$[ ]
*
From time to time, the Fund may waive all or a portion of its applicable transaction fee(s). An additional charge of up to four (4) times the standard in-kind transaction fee may be charged to the extent a transaction is outside of the clearing process.
**
The Fund may charge an additional variable transaction fee for creations in cash to offset brokerage and impact expenses associated with the cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and Lattice's view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Fund with respect to that transaction.
In the case of cash creations or where the Trust permits or requires a creator to substitute cash, or another security, in lieu of depositing a portion of the Deposit Securities, the creator may be assessed an additional variable transaction fee to compensate the Fund for the costs associated with purchasing the applicable securities as disclosed in the table above. (See “Fund Deposit” section above.) As a result, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where the Trust makes Market Purchases, the Authorized Participant may be required to reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash in lieu amount (which amount, at HFMC’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. HFMC may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect existing shareholders. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. See “Portfolio Transactions and Brokerage” for additional information regarding certain cash creation transactions. From time to time, all or a portion of the Fund’s creation transaction fees may be waived at the sole discretion of the Fund, including where an Authorized Participant is engaged in certain customized creation and redemption basket activity that is designed to benefit the Fund. To the extent the Fund does not recoup the amount of costs incurred in connection with a creation transaction, those costs will be borne by the Fund and may negatively affect the Fund’s performance.
REDEMPTION OF CREATION UNITS
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form on a Business Day and only through a Participating Party or DTC Participant who has executed a Participant Agreement. The Fund will not redeem shares in amounts less than Creation Units (except the Fund may redeem shares in amounts less than a Creation Unit in the event the Fund is being liquidated). Beneficial owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Authorized Participants should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit. All redemptions are subject to the procedures contained in the applicable Participant Agreement.
With respect to the Fund, the Transfer Agent, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity and number or amount of the Fund’s securities (“Fund Securities”) and/or an amount of cash that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. All orders are subject to acceptance by the Distributor. The Fund’s securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.
Unless cash only redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit will generally consist of Fund Securities – as published on the Business Day of the request for a redemption order received in proper form – plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee and variable fees described below. Notwithstanding the foregoing, the Trust reserves the right to deliver a basket of securities and/or cash that differs from a basket of Fund Securities and cash published or transacted for redemption on a Business Day, or to permit or require the substitution of an amount of cash (a “cash-in-lieu” amount) or another security to replace any Fund Security. Where “cash-in-lieu” is required or permitted, the amount of cash, or the value of the substituted security, paid out in such cases will be equivalent to the value of the instrument listed as the Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by an Authorized Participant.
Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Fund reserves the right to redeem Creation Units for cash, or to substitute securities, to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or a beneficial owner of shares for which it is acting, subject to a legal restriction with respect to a particular security included in the redemption of a Creation Unit may be paid an equivalent amount of cash or securities. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming beneficial owner of shares that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash or securities payment.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal by the Fund of securities it owns or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC.
An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) has full legal authority and legal right to tender for redemption the requisite number of shares of the Fund and to receive the entire proceeds of the redemption and (ii) if such shares submitted for redemption have been loaned or pledged to another party or are the subject of a repurchase agreement, securities lending agreement or any other arrangement affecting legal or beneficial ownership of such shares being tendered there are no restrictions precluding the tender and delivery of such shares (including borrowed shares, if any)

for redemption, free and clear of liens, on the redemption settlement date. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from the Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust. In addition, if the Distributor and/or the Trust have reason to believe that an Authorized Participant, does not own or otherwise have available for delivery the requisite number of Fund shares that comprise a Creation Unit, the Distributor and/or the Trust may require the Authorized Participant to deliver or execute supporting documentation evidencing ownership or its right to deliver sufficient Fund shares in order for the request for redemption to be in proper form. If such documentation is not satisfactory to the Distributor and/or the Trust, in their reasonable discretion, the Distributor may reject the request for redemption.
If the Trust determines, based on information available to the Trust when a redemption request is submitted by an Authorized Participant, that (i) the short interest of the Fund in the marketplace is greater than or equal to 100% and (ii) the orders in the aggregate from all Authorized Participants redeeming Fund shares on a Business Day represent 25% or more of the outstanding shares of the Fund, such Authorized Participant will be required to verify to the Trust the accuracy of its representations that are deemed to have been made by submitting a request for redemption. If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its representations that are deemed to have been made by submitting a request for redemption in accordance with this requirement, its redemption request will be considered not to have been received in proper form.
REDEMPTION TRANSACTION FEE
A redemption transaction fee payable to the Custodian is imposed on each redemption transaction regardless of the number of Creation Units redeemed in the transaction, as described in the table below. Where the Trust permits or specifies cash redemptions, an Authorized Participant submitting a cash redemption order may also be assessed a variable transaction fee on the cash portion of its order up to a maximum amount as indicated in the table below.
FUND	STANDARD CASH TRANSACTION FEE*	STANDARD IN-KIND TRANSACTION FEE*	MAXIMUM VARIABLE TRANSACTION FEE**
Hartford Disciplined US Equity ETF	$[ ]	$[ ]	2.00%
*
From time to time, the Fund may waive all or a portion of its applicable transaction fee(s). A maximum transaction fee of up to [$1,600] for Hartford Disciplined US Equity ETF may be charged to the extent a transaction is outside of the clearing process.
**
The Fund may charge an additional variable transaction fee for redemptions in cash to offset brokerage and impact expenses associated with the cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and HFMC’s view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Fund with respect to that transaction.
An additional variable transaction fee for cash redemptions or partial cash redemptions (when cash redemptions are permitted or required for the Fund) may be imposed to compensate the Fund for the costs associated with selling the applicable securities as disclosed in the table above. As a result, in order to seek to replicate the in-kind redemption order process, the Trust expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant may be required to reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Trust and the cash in lieu amount (which amount, at Lattice’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes (“Transaction Costs”). Lattice may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Component to protect existing shareholders. In no event will fees charged by the Fund in connection with a redemption exceed 2% of the value of each Creation Unit. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. See “Portfolio Transactions and Brokerage” for additional information regarding certain cash redemption transactions. From time to time, all or a portion of the Fund’s redemption transaction fee may be waived at the sole discretion of the Fund, including where an Authorized Participant is engaged in certain customized creation and redemption basket activity that is designed to benefit the Fund. To the extent the Fund does not recoup the amount of Transaction Costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those Transaction Costs will be borne by the Fund and may negatively affect the Fund’s performance.
PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS
Orders to redeem Creation Units of the Fund through the Clearing Process, if available, must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units of the Fund using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m. Eastern time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units of the Fund using the Clearing

Process made in proper form but received by the Fund after 4:00 p.m. Eastern time , will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Fund Securities (or contracts to purchase such Fund Securities which are expected to be delivered in a “regular way” manner) and the applicable cash payment will be transferred by the second (2nd) Business Day following the date on which such request for redemption is deemed received.
PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS—DOMESTIC FUNDS
Orders to redeem Creation Units of the Fund outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of the Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units of the Fund will instead be effected through transfer of Creation Units of the Fund directly through DTC. An order to redeem Creation Units of the Fund outside the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m. Eastern time on such Transmittal Date; (ii) such order is preceded or accompanied by the requisite number of shares of Creation Units specified in such order, which delivery must be made through DTC to the Transfer Agent no later than 11:00 a.m. Eastern time on such Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed.
After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities (or contracts to purchase such Fund Securities) which are expected to be delivered within two Business Days and the cash redemption payment to the redeeming Beneficial Owner by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent. Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process. (See “Redemption Transaction Fee” section above.)
PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS—FOREIGN FUNDS
Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits or requires cash redemptions) reserves the right to redeem Creation Units for cash.
In connection with taking delivery of shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.
Regular Foreign Holidays. The Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus two Business Days (i.e., days on which the national securities exchange is open) (“T+2”). The Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T+2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Fund, in certain circumstances. Because the portfolio securities of the Fund may trade on days that the Fund’s exchange is closed or on days that are not Business Days for the Fund, Authorized Participants may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.
Redemptions. The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries whose securities comprise the Fund’s portfolio.

Securities Lending
Because the Fund had not commenced operations as of the date of this SAI, the Fund did not engage in securities lending activities and, as a result, did not earn income or incur costs and expenses typically associated with such activities.
Determination of Net Asset Value
The NAV per share is determined for the Fund’s shares as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern time, the “Valuation Time”) on each day that the NYSE is open (the “Valuation Date”). The Fund is closed for business and does not price its shares on the following business holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE. If the NYSE is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets by the number of shares outstanding. Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
On December 3, 2020, the SEC adopted new Rule 2a-5 under the 1940 Act, which became effective on March 8, 2021 with a compliance date of September 8, 2022. The Board has designated the Adviser to serve as the Valuation Designee under new Rule 2a-5 beginning on the compliance date, subject to continuing Board oversight. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Adviser or the applicable sub-adviser) do not otherwise accurately reflect the fair value of the security, the Adviser's Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Certain fixed income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation may be used to value debt obligations with 60 days or less remaining until maturity, so long as such amortized cost method approximates fair value.
Capitalization and Voting Rights
The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights.
Under Delaware law, shareholders are not personally liable for the obligations of the Trust. In addition, the Trust Instrument disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Trust Instrument also provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. However, there is no certainty that the limited liability of shareholders of a Delaware statutory trust will be recognized in every state. Even in such a circumstance, the risk of a shareholder incurring financial loss on account of shareholder liability would be limited to circumstances in which the contractual disclaimer against shareholder liability is inoperative or the Trust itself is unable to meet its obligations, and thus should be considered remote.
As an investment company formed in Delaware, the Trust is not required to hold routine annual shareholder meetings. Meetings of shareholders will be called whenever one or more of the following, among other matters, is required to be acted upon by shareholders pursuant to the 1940 Act: (1) election of trustees or (2) approval of an investment management agreement or sub-advisory agreement.
Shares of common stock have equal voting rights (regardless of the net asset value per share). Shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Trust voting for the election of trustees can elect all of the trustees if they choose to do so, and in such an event, the holders of the remaining shares would not be able to elect any trustees. Although trustees are not elected annually, shareholders have the right to remove one or more trustees. When required by law, if the holders of one third or more of the Trust’s outstanding shares request it in writing, a meeting of the Trust’s shareholders will be held to approve or disapprove the removal of trustee or trustees.
Matters in which the interests of all the Funds of the Trust are substantially identical (such as the election of trustees or the ratification of the selection of the independent registered public accounting firm) are voted on by all shareholders of the Trust without regard to the separate Funds. Matters that affect all or several Funds, but where the interests of the Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of the Fund for their Fund. Matters that affect only one Fund (such as a change in its fundamental policies) are voted on separately for the Fund by the shareholders of that Fund. Likewise, matters that affect only one class of shares of the Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.
Pursuant to the terms of the Participant Agreement, an Authorized Participant, to the extent that it is a beneficial or legal owner of Fund shares, will irrevocably appoint the Distributor as its agent and proxy with full authorization and power to vote (or abstain from voting) its beneficially or legally owned Fund shares. The Distributor intends to vote (or abstain from voting) the Authorized Participant’s beneficially or legally owned Fund shares in accordance with the Distributor’s proxy voting policies and procedures.
Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the prospectus or this SAI, the phrase “vote of a majority of the outstanding shares” of the Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of the Fund (or the Trust) present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or the Trust).
The Trust or the Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a supermajority of the holders of the Trust or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash or for a combination of cash or securities.
Taxes
FEDERAL TAX STATUS OF THE FUND
The following discussion of the federal tax status of the Fund is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action.
The Fund is treated as a separate taxpayer for federal income tax purposes. The Fund has elected or intends to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Code, and to qualify as a regulated investment company each taxable year. If the Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders an amount at least equal to the sum of: (i) 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and (ii) 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which the Trust intends the Fund to do, then under the provisions of Subchapter M, the Fund would not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or is treated as having been distributed to shareholders).
The Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund’s gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, as well as net income from interests in certain publicly traded partnerships; and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.
If the Fund fails to satisfy either the income requirement or asset diversification requirement described above, the Fund, in certain cases, may be able to avoid losing its status as a regulated investment company by timely providing notice of such failure to the IRS, curing such failure and possibly paying an additional tax or penalty.
The Fund generally will endeavor to distribute (or treat as deemed distributed) to its shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income or excise taxes on its earnings.
In addition, in order to avoid a 4% nondeductible federal excise tax on certain of its undistributed income, the Fund generally must distribute in a timely manner an amount at least equal to the sum of (1) 98% of its ordinary income (taking into account certain deferrals and elections) for each calendar year, (2) 98.2% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years (the “excise tax avoidance requirements”). For purposes of determining whether the Fund has met this distribution requirement, the Fund will be deemed to have distributed any income or gains on which it has been subject to U.S. federal income tax.

If for any taxable year the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, all of its taxable income becomes subject to federal, and possibly state and local, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders constitute taxable dividend income (with such dividend income including dividends derived from interest on tax-exempt obligations) to the extent of the Fund’s available earnings and profits.
Investment income received from sources within foreign countries, or capital gains earned by the Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of the Fund’s assets to be invested within various countries is not now known. The Trust intends that the Fund will seek to operate so as to qualify for treaty-reduced rates of tax when applicable.
In addition, if the Fund qualifies as a regulated investment company under the Code, and if more than 50% of the Fund’s total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund (including certain withholding taxes) that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. If the Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders often are entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, the Fund will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder’s gross income and the amount that will be available as a deduction or credit. Shareholders must itemize their deductions in order to deduct foreign taxes. Certain limitations may apply that could limit the extent to which the credit or the deduction for foreign taxes may be claimed by a shareholder.
The Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of the Fund, (2) could require the Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. The Trust seeks to monitor transactions of the Fund, seeks to make the appropriate tax elections on behalf of the Fund and seeks to make the appropriate entries in the Fund’s books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.
Because the Fund had not commenced operations as of September 30, 2022, no information regarding capital loss carryforwards is available.
If the Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), the Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election may require the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.
Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its annual gross income.
Investments in below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in order to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.
Pay-in-kind instruments (“PIKs”) are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities.
The Fund must accrue income on investments in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) prior to the receipt of the corresponding cash. However, because the Fund must meet the 90% distribution requirement to qualify as a regulated investment company, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.
The tax treatment of income, gains and losses attributable to foreign currencies (and derivatives on such currencies), and various other special tax rules applicable to certain financial transactions and instruments could affect the amount, timing and character of the Fund’s distributions. In some cases, these tax rules could also result in a retroactive change in the tax character of prior distributions and may also possibly cause all, or a portion, of prior distributions to be reclassified as returns of capital for tax purposes.
The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and the Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.
SHAREHOLDER TAXATION
The following discussion of certain federal income tax issues of shareholders of the Fund is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. citizens or residents and U.S. domestic corporations, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, entities treated as partnerships for U.S. federal income tax purposes, banks and other financial institutions or to non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the sale of the shares of the Fund may also be subject to state and local taxes. This summary does not address any federal estate tax issues that may arise from ownership of Fund shares. Shareholders should consult their own tax advisers as to the federal, state and local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.
In general, as described in the prospectus, distributions from the Fund are generally taxable to shareholders as ordinary income, qualified dividend income or long-term capital gains. Distributions of the Fund’s investment company taxable income (other than qualified dividend income) are taxable as ordinary income to shareholders to the extent of the Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. Distributions from net short-term capital gains are taxable to a shareholder as ordinary income. Distributions of the Fund’s net capital gain properly designated by the Fund as “capital gain dividends” are taxable to a shareholder as long-term capital gain regardless of the shareholder’s holding period for his or her shares and regardless of whether paid in cash or reinvested in additional shares. To the extent that the Fund derives dividends from domestic corporations, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend. Properly reported distributions of qualified dividend income generally are taxable to individual shareholders at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Dividend distributions will not be eligible for the reduced rates applicable to qualified dividend income unless, among other things, the shares held by the Fund with respect to which dividends are paid and the shares of the Fund are deemed to have been held by the Fund and the shareholders, respectively, for more than 60 days during the 121-day period beginning 60 days before the shares become ex-dividend. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in the Fund’s shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. For a summary of the tax rates applicable to capital gains, including capital gain dividends, see the discussion below.

At the Trust’s option, the Trust may cause the Fund to retain some or all of its net capital gain for a tax year, but may designate the retained amount as a “deemed distribution.” In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder’s cost basis for his or her shares. Since the Trust expects the Fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gain. A shareholder that is not subject to U.S. federal income tax or tax on long-term capital gain should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid by the Fund on his or her behalf. In the event that the Trust chooses this option on behalf of the Fund, the Trust must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.
Any dividend declared by the Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.
An investor should consider the tax implications of buying shares just prior to a distribution. Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his or her shares. In addition, an investor should be aware that, at the time he or she purchases shares of the Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.
A shareholder generally recognizes taxable gain or loss on a sale of his or her shares. The amount of the gain or loss is measured by the difference between the shareholder’s adjusted tax basis in his or her shares and the amount of the proceeds received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale of shares generally is a capital gain or loss if such shares are held as capital assets. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his or her shares for more than one year at the time of such sale; otherwise, it is classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of the Fund, and the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss. In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the same Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.
Any distributions reported by the Fund as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.
Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary dividends from REITs (“Qualifying REIT Dividends”) and certain taxable income from publicly traded partnerships (“MLP Income”). Treasury regulations allow a regulated investment company to pass through to its shareholders Qualifying REIT Dividends eligible for the 20% deduction. However, the regulations do not provide a mechanism for a regulated investment company to pass through to its shareholders MLP Income that would be eligible for such deduction. It is uncertain whether future legislation or other guidance will enable a regulated investment company to pass through the special character of MLP Income to the regulated investment company’s shareholders.
IRS Regulations require reporting to the IRS and furnishing to shareholders the cost basis information and holding period for Fund shares purchased on or after January 1, 2012, and sold on or after that date. Shareholders may elect from among several cost basis methods accepted by the IRS, including average cost. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation and to obtain more information about how the cost basis reporting rules apply to them. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.
In general, non-corporate shareholders currently are subject to a maximum federal income tax rate of either 15% or 20% (depending on whether the shareholder’s income exceeds certain threshold amounts) on their net long-term capital gain (the excess of net long-term capital gain over net short-term capital loss) for a taxable year (including a long-term capital gain derived from an investment in the shares) and certain qualified dividend income, while other income may be taxed at rates as high as 37%, for taxable years beginning after 2017 and before 2026 (if not extended further by Congress). Shareholders must satisfy a holding period of more than 60 days with respect to a distribution that is otherwise eligible to be treated as a qualified dividend during the 121-day period that begins 60 days before the ex-dividend date. Corporate taxpayers currently are subject to federal income tax on net capital gain at the maximum rate also applied to ordinary income (21%). Tax rates imposed by states and local jurisdictions on capital gain and ordinary income may differ. Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from sales or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. The Fund sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder’s taxable income for such year as ordinary income and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally is reported to the IRS. Distributions may also be subject to additional state, local, and foreign taxes depending on a shareholder’s particular situation.
As a result of U.S. federal income tax requirements, the Trust on behalf of the Fund, has the right to reject an order for a creation of shares if the creator (or group of creators) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. See “Creation and Redemption of Shares” above.
Dividends paid by the Fund to a non-U.S. shareholder generally are subject to U.S. withholding tax at a rate of 30% (unless the tax is reduced or eliminated by an applicable treaty). Certain properly designated dividends paid by the Fund, however, generally are not subject to this tax, to the extent paid from net capital gains. In addition, under an exemption recently made permanent by Congress, a portion of the Fund’s distributions received by a non-U.S. investor may be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains if such amounts are properly reported by the Fund. However depending on the circumstances, the Fund may designate all, some or none of the Fund’s potentially eligible dividends as eligible for the exemption, and a portion of the Fund's distributions (e.g. interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding.
Withholding of U.S. tax (at a 30% rate) is required on payments of dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable the applicable withholding agent to determine whether withholding is required.
Non-U.S. shareholders may also be subject to U.S. estate tax with respect to their shares of the Fund.
Shareholders may be subject to U.S. federal income tax withholding (“backup withholding”) from all taxable distributions payable to (1) any shareholder who fails to furnish the Trust with its correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (2) any shareholder with respect to whom the IRS notifies the Trust that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. The 24% backup withholding tax is not an additional tax and may be credited against a taxpayer’s regular federal income tax liability.
Principal Underwriter
ALPS Distributors, Inc. serves as the principal underwriter to the Fund. ALPS is located at 1290 Broadway, Suite 1000, Denver, Colorado 80203.
Securities Depository for Shares of the Fund
Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC, a limited-purpose trust company, was created to hold securities of its participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom

(and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Custodian and Transfer Agent
Portfolio securities of the Fund are held pursuant to a Custodian Agreement between the Trust and State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. State Street Bank and Trust Company also serves as Transfer Agent for the Fund pursuant to a Transfer Agency and Service Agreement.
Independent Registered Public Accounting Firm
[ ] will serve as the Fund’s Independent Registered Public Accounting Firm for the fiscal year ended September 30, 2023. [ ] is located at [ ].
Other Information
The Hartford has granted the Trust the right to use the name “The Hartford” or “Hartford,” and has reserved the right to withdraw its consent to the use of such name by the Trust and the Fund at any time, or to grant the use of such name to any other company.
Code of Ethics
The Fund, the Adviser and the Sub-Adviser have each adopted a code of ethics designed to protect the interests of the Fund’s shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by the Fund, subject to certain restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.
Financial Statements
The Fund’s audited financial statements for the fiscal year ended September 30, 2023 and related reports of the Trust’s Independent Registered Public Accounting Firm will be available in the Fund’s Annual Report once the Fund has completed its first annual fiscal period.

The Fund’s initial Annual Report and Semi-Annual Report will be available without charge by calling the Fund at 1-800-456-7526 or by visiting the Fund’s website at hartfordfunds.com or on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
The Board of Trustees believes that the voting of proxies with respect to securities held by the Fund is an important element of the overall investment process. Pursuant to the Fund's Policy Related to Proxy Voting, as approved by the Fund's Board of Trustees, Lattice has delegated to the Sub-Adviser the authority to vote all proxies relating to the Fund’s portfolio securities. The Fund’s exercise of this delegated proxy voting authority is subject to oversight by Lattice. The Sub-Adviser has a duty to vote or not vote such proxies in the best interests of the sub-advised Fund and its shareholders, and to avoid the influence of conflicts of interest. If a security has not been restricted from securities lending and the security is on loan over a record date, the Fund's Sub-Adviser may not be able to vote any proxies for that security. For more information about the impact of lending securities on proxy voting, see "Securities Lending Risk." In addition, if the Sub-Adviser requests that the Adviser vote a proxy in the Fund because the Sub-Adviser believes it has a conflict of interest with respect to said proxy, the Adviser may vote such securities. The Adviser may choose to echo vote, vote in accordance with stated guidelines set forth by a proxy voting service or in accordance with its recommendations, abstain or hire a third-party fiduciary.
The policies and procedures used by the Adviser and the Sub-Adviser to determine how to vote certain proxies relating to portfolio securities are described below. In addition to a summary description of such policies and procedures, included below are descriptions of how such policies and procedures apply to various topics. However, the following are descriptions only and more complete information should be obtained by reviewing the Sub-Adviser’s policies and procedures, as well as the Fund’s voting records. For a complete copy of the Sub-Adviser’s proxy voting policies and procedures, as well as any separate guidelines it uses, please refer to hartfordfunds.com. Information on how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-456-7526 and (2) on the SEC’s website at www.sec.gov.
If a security has not been restricted from securities lending and the security is on loan over a record date, the Fund's Sub-Adviser may not be able to vote any proxies for that security. For more information about the impact of lending securities on proxy voting, see "Securities Lending Risk."
Mellon Proxy Voting Policy
Mellon Investments Corporation (“Mellon”) has a fiduciary responsibility to our clients. We seek to make proxy-voting decisions that are in the best long-term economic interest of our clients as shareholders. We understand that we owe each of our clients a duty of care and loyalty with respect to voting proxies. Our approach to proxy voting is with the same analysis and engagement that we apply to all of our investment activities. Our belief is that a company’s environmental, social and governance (ESG) practices have a long-term effect on a company’s economic value, and therefore we consider these factors when voting proxies. Therefore, we have created Proxy Voting Guidelines and a Proxy Voting and Governance Committee (the “Committee”) that includes senior investment professionals.
Mellon will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. It will generally oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. It will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable management to negotiate effectively and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Mellon will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. Mellon will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take action on issues.
Mellon recognizes its duty to vote proxies in the best interests of its clients. Mellon seeks to avoid material conflicts of interest by applying detailed, predetermined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third-party vendor, and without consideration of any client relationship factors. Further, Mellon engages a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.
Proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with Mellon’s voting guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in policies on specific issues. Items that can be categorized under these voting guidelines will be voted in accordance with any applicable guidelines or referred to the Committee, if the applicable guidelines so require. Proposals that cannot be categorized under these voting guidelines will be referred to the Committee for discussion and vote. Additionally, the Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Mellon may weigh the cost of voting, and potential inability to sell the securities (which may occur during the voting process), against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the Committee typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the Committee evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The Committee generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval.
MULTIETFSAI-[ ]2022

LATTICE STRATEGIES TRUST
PART C
OTHER INFORMATION
Item 28. Exhibits
(a).(i)
Certificate of Trust of Lattice Strategies Trust (the “Registrant”), dated April 15, 2014 (incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on March 8, 2021)
(a).(ii)
Declaration of Trust of the Registrant, dated September 30, 2014 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (SEC file No. 333- 199089), filed on December 23, 2014)
(a).(iii)
Amendment No. 1 to the Declaration of the Registrant, dated July 29, 2016 (incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on January 13, 2017)
(b)
By-Laws of the Registrant, dated September 30, 2014 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on December 23, 2014)
(c)
Not Applicable
(d).(i)
Investment Advisory Agreement by and between the Registrant and Lattice Strategies LLC, dated July 29, 2016 (incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on January 13, 2017)
(d).(i).a
Amendment No. 1 to the Investment Advisory Agreement by and between the Registrant and Lattice Strategies LLC, dated December 14, 2016 (incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on January 30, 2017)
(d).(i).b
Amendment No. 2 to the Investment Advisory Agreement by and between the Registrant and Lattice Strategies LLC, dated April 24, 2017 (incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on January 26, 2018)
(d).(i).c
Amendment No. 3 to the Investment Advisory Agreement by and between the Registrant and Lattice Strategies LLC, dated February 15, 2018 (incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on January 28, 2019)
(d).(i).d
Amendment No. 4 to the Investment Advisory Agreement by and between the Registrant and Lattice Strategies LLC, dated September 11, 2019 (incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on January 28, 2020)
(d).(i).e
Amendment No. 5 to the Investment Advisory Agreement by and between the Registrant and Lattice Strategies LLC, effective November 6, 2019 (incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on January 28, 2021)
(d).(i).f
Form of Amendment No. 6 to the Investment Advisory Agreement by and between the Registrant and Lattice Strategies LLC (incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on March 8, 2021)
(d).(i).g
Form of Amendment No. 7 to the Investment Advisory Agreement by and between the Registrant and Lattice Strategies LLC (to be filed by post-effective amendment)
(d).(ii)
Investment Sub-Advisory Agreement by and between Lattice Strategies LLC and Mellon Capital Management Corporation, dated July 29, 2016 (incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on January 13, 2017)

(d).(ii).a
Amendment No.1 to the Investment Sub-Advisory Agreement by and between Lattice Strategies LLC and Mellon Capital Management Corporation, dated April 24, 2017 (incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on January 26, 2018)
(d).(ii).b
Amendment No. 2 to the Investment Sub-Advisory Agreement by and between Lattice Strategies LLC and BNY Mellon Asset Management North America Corporation (formerly known as Mellon Capital Management Corporation), dated April 1, 2018 (incorporated by reference to Post- Effective Amendment No. 12 to the Registration Statement on Form N-1A (SEC file No. 333- 199089), filed on January 28, 2019)
(d).(ii).c
Amendment No. 3 to the Investment Sub-Advisory Agreement by and between Lattice Strategies LLC and Mellon Investments Corporation (formerly known as BNY Mellon Asset Management North America Corporation)(“Mellon”), effective May 29, 2019 (incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (SEC file No. 333- 199089), filed on January 28, 2021)
(d).(ii).d
Form of Amendment No. 4 to the Investment Sub-Advisory Agreement by and between Lattice Strategies LLC and Mellon (incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on March 8, 2021)
(d).(ii).e
Form of Amendment No. 5 to the Investment Sub-Advisory Agreement by and between Lattice Strategies LLC and Mellon (to be filed by post-effective amendment)
(e).(i)
Distribution Agreement by and between the Registrant and ALPS Distributors, Inc., dated April 16, 2018 (incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on January 28, 2019)
(e).(i).a
Form of Amendment 3 to the Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on March 8, 2021)
(e).(i).b
Form of Amendment 4 to the Distribution Agreement (to be filed by post-effective amendment)
(f)
Not Applicable
(g).(i)
Custodian Agreement with State Street Bank and Trust Company, dated December 31, 2014 (incorporated by reference to Exhibit g.(ii) of The Hartford Mutual Funds, Inc. Post-Effective Amendment No. 137 to its Registration Statement on Form N-1A (SEC file No. 333-02381), filed on February 27, 2015)
(g).(ii)
Amendment Number 2 to the Custodian Agreement, dated September 27, 2017 (incorporated by reference to Exhibit g.(ii) of Hartford Funds Exchange-Traded Trust Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A (SEC file No. 333-215165), filed on November 28, 2018)
(h).(i)
Administration Agreement by and between the Registrant and State Street Bank and Trust Company, dated December 12, 2014 (incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on February 12, 2015)
(h).(ii)
Master Transfer Agency and Service Agreement with State Street Bank and Trust Company, dated February 13, 2018 (incorporated by reference to Exhibit h.(i) of Hartford Funds Exchange- Traded Trust Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A (SEC file No. 333-215165), filed on May 18, 2018)
(h).(iii)
Amended and Restated Global Securities Lending Agency Agreement with Citibank, N.A. dated October 1, 2019 (incorporated by reference to Exhibit h.(iv) of The Hartford Mutual Funds II, Inc. Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A (SEC file No. 002-11387), filed on January 9, 2020)
(h).(iii).a
Third Amendment to the Amended and Restated Global Securities Lending Agency Agreement with Citibank, N.A. dated October 1, 2019 (incorporated by reference to Exhibit h.(v).a of the Hartford Funds Exchange-Traded Trust Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A (SEC file No. 333-215165), filed November 25, 2020)

(h).(iv)
Form of Participant Agreement (incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on January 26, 2018)
(h).(v)
Form of Purchasing Fund Agreement (incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on December 23, 2014)
(h).(vi)
License Agreement by and among the Registrant, Lattice Strategies LLC, and Mellon Capital Management Corporation, dated March 20, 2017 (incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on March 29, 2017)
(h).(vii)
Fund Accounting Agreement dated November 10, 2017 (incorporated by reference to Exhibit h.(vi) of the Hartford Funds Exchange-Traded Trust Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A, (SEC file No. 333- 215165), filed on November 28, 2017)
(h).(viii)
Amendment Number 1 to the Fund Accounting Agreement dated November 10, 2017 ((incorporated by reference to Exhibit h.(vi).a of the Hartford Funds Exchange-Traded Trust Post- Effective Amendment No. 26 to its Registration Statement on Form N-1A (SEC file No. 333- 215165), filed November 25, 2020)
(h).(ix)
Amendment Number 2 to the Fund Accounting Agreement dated November 10, 2017 (incorporated by reference to Exhibit h.(vi).b of the Hartford Funds Exchange-Traded Trust Post- Effective Amendment No. 26 to its Registration Statement on Form N-1A (SEC file No. 333- 215165), filed November 25, 2020)
(h).(x)
Form of Amendment Number 3 to the Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (SEC file No. 333- 199089), filed on March 8, 2021)
(h).(xi)
Form of Amendment 4 to the Fund Accounting Agreement (incorporated by reference to Exhibit h.(vi).c of the Hartford Funds Exchange-Traded Trust Post- Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on August 4, 2021)
(h).(xii)
Form of Amendment 5 to the Fund Accounting Agreement (incorporated by reference to Exhibit h.(vi).d of the Hartford Funds Exchange-Traded Trust Post- Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 8, 2021)
(h).(xiii)
Form of Amendment 6 to the Fund Accounting Agreement (incorporated by reference to Exhibit h.(vi).e of Hartford Funds Exchange-Traded Trust Post- Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 15, 2021)
(h).(xiv)
Form of Amendment 7 to the Fund Accounting Agreement (incorporated by reference to Exhibit h.(vi).f to Hartford Funds Exchange-Traded Trust Post- Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 3, 2021)
(i)
Opinion and Consent of Counsel (to be filed by post-effective amendment)
(j)
Not Applicable
(k)
Not Applicable
(l)
Form of Initial Capital Agreement (incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on December 23, 2014)
(m)
Amended and Restated Rule 12b-1 Distribution and Service Plan, dated June 15, 2017 (incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (SEC file No. 333-199089), filed on January 26, 2018)
(n)
Not Applicable

(o)
Not Applicable
(p).(i)
Code of Ethics of Hartford Funds Management Company, LLC, Lattice Strategies LLC, Hartford Funds Distributors, LLC and The Hartford-Sponsored Funds dated May 1, 2020 (incorporated by reference to Exhibit p.(i) of The Hartford Mutual Funds, Inc. Post-Effective Amendment No. 171 to its Registration Statement on Form N-1A (SEC file No. 333-02381), filed on February 26, 2021)
(p).(ii)
Code of Ethics of Bank of New York Mellon Corporation, dated January 15, 2019 (incorporated by reference to Exhibit p.(v) of The Hartford Mutual Funds II, Inc. Post-Effective Amendment No. 152 to its Registration Statement on Form N-1A (SEC file No. 002-11387), filed on May 31, 2019)
(p).(iii)
Code of Ethics of ALPS Distributors, Inc., dated July 1, 2020 (incorporated by reference to Post- Effective Amendment No. 18 to the Registration Statement on Form N-1A (SEC file No. 333- 199089), filed on December 21, 2020)
(q)
Power of Attorney dated January 21, 2022 (incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-1A (File No.333-199089), filed on January 28, 2022.
Item 29. Persons Controlled by or under Common Control with Registrant
The Fund does not control any other persons. To the extent The Hartford Financial Services Group, Inc. (“The Hartford”) and/or one of its subsidiaries owns 25% or more of the outstanding shares of the Fund, the Fund may be deemed to be under common control with other funds controlled by The Hartford. The Hartford is organized under the laws of the State of Delaware.
Item 30. Indemnification
Reference is made to Article VII of the Declaration of Trust (“Declaration”) of the Registrant (also, the “Trust”). All section references below are to those contained in the Declaration.
Indemnification. Subject to the exceptions and limitations contained in the By-Laws: (i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and (ii) expenses in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law.
For purposes of this Section 3 and Section 5 of this Article VII, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding (including appeals), whether civil, criminal, administrative or investigative, including subpoenas issued by the Commission; and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.
No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought: (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.
The Trust’s financial obligations arising from the indemnification provided herein may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.
Expenses in connection with the defense of any proceeding of the character described in paragraph (b) above may be advanced by the Trust or series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.
In no event will any revision, amendment or change to this Section 3 or the By-Laws affect in any manner the rights of any Covered Person to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Covered Person in connection with any proceeding in which the Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Covered Person in the settlement of such proceeding) with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such revision, amendment or change to this Section 3 or the By-Laws is made.
The Registrant’s various agreements with its service providers provide for indemnification.
Item 31. Business and Other Connections of Investment Adviser
Lattice Strategies LLC (the “Adviser”), a wholly owned subsidiary of Hartford Funds Management Company, LLC, serves as the investment adviser to each series of the Registrant. The principal business address of the Adviser is 690 Lee Road, Wayne, Pennsylvania 19087. With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) (File No. 801-6451) on file with the Securities and Exchange Commission (“SEC”).
Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to each series of the Registrant. The principal business address of the Sub-Adviser is BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108-4408. With respect to the Sub-Adviser, the response to this Item is incorporated by reference to the Sub-Adviser’s Form ADV (File No. 801-19785) on file with the SEC.
The Adviser’s and Sub-Adviser’s respective Form ADVs may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.
Item 32. Principal Underwriters
(a)
ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1WS Credit Income Fund, 1290 Funds, Aberdeen Standard Investments ETFs, Alpha Alternative Assets Fund, ALPS Series Trust, Alternative Credit Income Fund, Apollo Diversified Credit Fund (fka Griffin Institutional Access Credit Fund), Apollo Diversified Real Estate Fund (fka Griffin Institutional Access Real Estate Fund), The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Axonic Funds, , BBH Trust, Bluerock High Income Institutional Credit Fund, Bluerock Total Income+ Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Brown Advisory Funds, Brown Capital Management Mutual Funds, Cambria ETF Trust, Centre Funds, CIM Real Assets & Credit Fund, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, Cullen Funds Trust, DBX ETF Trust, ETF Series Solutions, Flat Rock Core Income Fund, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, FS Multi-Alternative Income Fund, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Graniteshares ETF Trust, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., IndexIQ Active ETF Trust, IndexIQ ETF Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, MassMutual Premier Funds, MassMutual Advantage Funds, Meridian Fund, Inc., MVP Private Markets Fund, Natixis ETF Trust, Natixis ETF Trust II, PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Reaves Utility Income Fund, RiverNorth Funds, RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VI, Stone

Ridge Residential Real Estate Income Fund I, Inc., USCF ETF Trust, Valkyrie ETF Trust II, Wasatch Funds, WesMark Funds, Wilmington Funds, XAI Octagon Credit Trust, X-Square Balanced Fund and YieldStreet Prism Fund.
(b)
To the best of Registrant’s knowledge, the directors and principal officers of ALPS and their position with the Registrant are as follows:
Name and Principal Business Address*	Positions and Offices with Underwriter	Position and Offices with Registrant
Stephen J. Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None
Patrick J. Pedonti**	Vice President, Treasurer and Assistant Secretary	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Jason White***	Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Terence Digan	Vice President	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Hilary Quinn	Vice President	None
*
Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.
**
The principal business address for Mr. Pedonti is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.
***
The principal business address for Mr. White is 4 Times Square, New York, NY 10036.
(c)
Not Applicable
Item 33. Location of Accounts and Records
The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:
(a)
Lattice Strategies LLC, 690 Lee Road, Wayne, Pennsylvania 19087 (records as investment adviser);
(b)
Mellon Investments Corporation, 201 Washington Street, Boston, Massachusetts 02108-4408;
(c)
State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111 (records as administrator, custodian and transfer agent); and
(d)
ALPS Distributors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203 (records as distributor).
Item 34. Management Services
Not Applicable
Item 35. Undertakings
Not Applicable

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wayne, and Commonwealth of Pennsylvania, on the 26th day of August 2022.
LATTICE STRATEGIES TRUST
By:	/s/ James E. Davey*
James E. Davey President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
/s/ James E. Davey* James E. Davey	Trustee, President and Chief Executive Officer	August 26, 2022
/s/ David A. Naab* David A. Naab	Treasurer (Principal Financial Officer and Principal Accounting Officer)	August 26, 2022
/s/ Christine R. Detrick* Christine R. Detrick	Chair of the Board and Trustee	August 26, 2022
/s/ Hilary E. Ackermann* Hilary E. Ackermann	Trustee	August 26, 2022
/s/ Robin C. Beery* Robin C. Beery	Trustee	August 26, 2022
/s/ Derrick D. Cephas* Derrick D. Cephas	Trustee	August 26, 2022
/s/ John J. Gauthier* John J. Gauthier	Trustee	August 26, 2022
/s/ Andrew A. Johnson, Jr.* Andrew A. Johnson, Jr.	Trustee	August 26, 2022
/s/ Paul L. Rosenberg* Paul L. Rosenberg	Trustee	August 26, 2022
/s/ David Sung* David Sung	Trustee	August 26, 2022
* By:/s/ Thomas R. Phillips Thomas R. Phillips, Attorney-in-fact * Pursuant to Power of Attorney (filed herewith)		August 26, 2022